GOLDMAN SACHS EMERGING MARKETS CREDIT FUND

Schedule of Investments

December 31, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – 92.6%
Australia(a) – 0.6%
Santos Finance Ltd. (BBB-/NR)
$200,000	4.125%		09/14/27	$ 190,364

Brazil – 4.9%
B3 SA - Brasil Bolsa Balcao (NR/Ba1)
210,000	4.125		09/20/31	182,803
Banco do Brasil SA (B-/NR) (10 yr. CMT + 4.398%)
500,000	6.250	(a)(b)	04/15/24	485,840
Guara Norte SARL (NR/Baa3)
171,358	5.198		06/15/34	156,275
Petrobras Global Finance BV (BB/Ba1)
400,000	6.500	(a)	07/03/33	403,625
Sitios Latinoamerica SAB de CV (BB+/Baa3)
460,000	5.375	(a)	04/04/32	424,566
Vale Overseas Ltd. (BBB-/Baa3)
50,000	6.125	(a)	06/12/33	51,550

				1,704,659

British Indian Ocean Territory – 0.9%
Gohl Capital Ltd. (NR/Baa2)
310,000	4.250		01/24/27	296,244

Burundi – 0.7%
Eastern & Southern African Trade & Development Bank (NR/Baa3)
240,000	4.875		05/23/24	236,750

Cayman Islands – 1.1%
DP World Crescent Ltd. (NR/Baa2)
400,000	3.875		07/18/29	378,448

Chile – 4.3%
Banco Santander Chile (A-/A2)
400,000	2.700	(a)	01/10/25	386,932
Cia Cervecerias Unidas SA (BBB/NR)
210,000	3.350	(a)	01/19/32	179,896
GNL Quintero SA (BBB+/Baa2)
353,000	4.634		07/31/29	344,727
Interchile SA (NR/Baa1)
250,000	4.500	(a)	06/30/56	204,297
Inversiones CMPC SA (BBB/Baa3)
200,000	4.375		04/04/27	193,687
230,000	3.000	(a)	04/06/31	195,069

				1,504,608

China(a) – 1.0%
Meituan (BBB/Baa3)
200,000	3.050		10/28/30	168,556
Prosus NV (BBB/Baa3)
200,000	4.193		01/19/32	171,750

				340,306

Colombia – 6.7%
Banco de Bogota SA (NR/Ba2)
670,000	6.250		05/12/26	655,930
Ecopetrol SA (BB+/Baa3)
860,000	8.625	(a)	01/19/29	916,975

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Colombia – (continued)
Empresas Publicas de Medellin ESP (NR/Baa3)
	$290,000	4.250	%(a)	07/18/29	$ 246,686
Geopark Ltd. (B+/NR)
	200,000	5.500	(a)	01/17/27	176,178
Oleoducto Central SA (BB+/Baa3)
	350,000	4.000	(a)	07/14/27	323,711

				2,319,480

Cyprus – 0.5%
MHP SE (D/NR)
	200,000	7.750		05/10/24	188,000

Czech Republic(a)(b) – 1.3%
Ceska sporitelna AS (BBB+/NR) (3 mo. EUR EURIBOR + 2.350%)
EUR	400,000	5.737		03/08/28	452,182

Dominican Republic(a) – 1.1%
Aeropuertos Dominicanos Siglo XXI SA (BB/Ba3)
	$400,000	6.750		03/30/29	396,920

Free Of Tax – 1.0%
African Export-Import Bank (NR/Baa1)
	200,000	2.634	(a)	05/17/26	184,704
Eastern & Southern African Trade & Development Bank (NR/Baa3)
	200,000	4.125		06/30/28	172,224

					356,928

Ghana(a) – 1.1%
Kosmos Energy Ltd. (B/B3u)
	400,000	7.125		04/04/26	380,750

Guatemala(a) – 2.7%
Banco Industrial SA (NR/B1) (5 yr. CMT + 4.442%)
	200,000	4.875	(b)	01/29/31	186,826
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL (NR/Ba2)
	400,000	5.250		04/27/29	374,616
CT Trust (NR/Ba1)
	200,000	5.125		02/03/32	173,686
Energuate Trust (NR/Ba2)
	220,000	5.875		05/03/27	207,286

					942,414

Hong Kong(a) – 1.2%
CAS Capital No. 1 Ltd. (BB/Ba2) (5 yr. CMT + 3.642%)
	200,000	4.000	(b)	07/12/26	172,125
Melco Resorts Finance Ltd. (BB-/Ba3)
	260,000	5.625		07/17/27	243,831

					415,956

Hungary(a)(b) – 1.2%
OTP Bank Nyrt (NR/Ba2) (-5 yr. EURIBOR ICE Swap + 3.200%)
EUR	200,000	2.875		07/15/29	212,009

GOLDMAN SACHS EMERGING MARKETS CREDIT FUND

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Hungary(a)(b) – (continued)
OTP Bank Nyrt (BBB-/Baa3)
$200,000	7.500%		05/25/27	$ 205,920

				417,929

India(a) – 1.5%
Adani Ports & Special Economic Zone Ltd. (BBB-/Baa3)
200,000	4.200		08/04/27	178,875
JSW Hydro Energy Ltd. (NR/Ba1)
161,000	4.125		05/18/31	139,788
JSW Infrastructure Ltd. (NR/Ba1)
200,000	4.950		01/21/29	184,250

				502,913

Israel – 1.5%
Teva Pharmaceutical Finance Netherlands III BV (BB-/Ba2)
200,000	7.125	(a)	01/31/25	201,572
150,000	3.150		10/01/26	138,822
200,000	4.750	(a)	05/09/27	191,994

				532,388

Jordan – 0.7%
Hikma Finance USA LLC (BBB-/WR)
250,000	3.250		07/09/25	238,672

Kazakhstan(a) – 0.5%
Tengizchevroil Finance Co. International Ltd. (BB+/Baa2)
200,000	2.625		08/15/25	187,686

Luxembourg – 1.3%
MHP Lux SA (CC/NR)
200,000	6.950		04/03/26	154,000
Rede D’or Finance SARL (BB/NR)
320,000	4.500	(a)	01/22/30	285,146

				439,146

Macau(a) – 4.1%
MGM China Holdings Ltd. (B+/B1)
200,000	4.750		02/01/27	189,750
Sands China Ltd. (BBB-/Baa2)
560,000	4.300		01/08/26	537,775
260,000	2.550		03/08/27	235,463
200,000	5.650		08/08/28	197,300
Wynn Macau Ltd. (BB-/B1)
270,000	5.500		10/01/27	253,209

				1,413,497

Malaysia(a) – 0.5%
GENM Capital Labuan Ltd. (BBB-/NR)
200,000	3.882		04/19/31	170,313

Mauritius(a) – 0.6%
Axian Telecom (B/NR)
240,000	7.375		02/16/27	223,125

Mexico – 7.5%
Banco Mercantil del Norte SA (BB-/Ba2) (5 yr. CMT + 4.967%)
230,000	6.750	(a)(b)	09/27/24	226,660

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Mexico – (continued)
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand (NR/Baa1)
	$230,000	5.375%		04/17/25	$ 228,351
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand (NR/Baa3)
	200,000	7.525	(a)(b)	10/01/28	208,928
BBVA Bancomer SA (BB/NR) (5 yr. CMT + 2.650%)
	200,000	5.125	(a)(b)	01/18/33	180,416
Bimbo Bakeries USA, Inc. (BBB+/Baa1)
	200,000	6.050	(a)(c)	01/15/29	209,500
	200,000	6.400	(a)(c)	01/15/34	221,374
Cemex SAB de CV (B+/NR) (5 yr. CMT + 5.157%)
	340,000	9.125	(a)(b)	03/14/28	360,740
Cemex SAB de CV (BB+/NR)
	200,000	3.875	(a)	07/11/31	177,648
CIBANCO SA Institucion de Banca Multiple Trust CIB/3332 (NR/Ba1)
	400,000	4.375	(a)	07/22/31	301,375
Mexico City Airport Trust (BBB/Baa3)
	330,000	4.250	(a)	10/31/26	317,800
	200,000	5.500	(a)	07/31/47	171,836

					2,604,628

Mongolia(a) – 0.4%
Mongolian Mining Corp. (NR/NR)
	10,000	0.000		04/01/24	9,352
Mongolian Mining Corp./Energy Resources LLC (NR/B3)
	125,000	12.500		09/13/26	127,810

					137,162

Morocco – 1.5%
OCP SA (BB+/NR)
	320,000	4.500		10/22/25	311,200
OCP SA (BB+/NR)
	260,000	5.125	(a)	06/23/51	196,706

					507,906

Netherlands – 5.1%
Metinvest BV (CCC+/NR)
	300,000	8.500	(a)	04/23/26	208,500
Minejesa Capital BV (NR/Baa3)
	200,000	4.625		08/10/30	189,560
MV24 Capital BV (BB+/NR)
	322,544	6.748		06/01/34	300,514
NE Property BV (BBB/NR)
EUR	330,000	1.875	(a)	10/09/26	331,367
Prosus NV (BBB/Baa3)
	$200,000	3.257	(a)	01/19/27	183,813
	400,000	3.680	(a)	01/21/30	347,750
Vivo Energy Investments BV (BB+/Baa3)
	210,000	5.125	(a)	09/24/27	195,956

					1,757,460

GOLDMAN SACHS EMERGING MARKETS CREDIT FUND

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Nigeria – 2.7%
Access Bank PLC (NR/Caa1)
	$370,000	6.125%		09/21/26	$ 331,728
IHS Holding Ltd. (B+/NR)
	280,000	5.625	(a)	11/29/26	241,850
SEPLAT Energy PLC (B/Caa1)
	400,000	7.750	(a)	04/01/26	367,000

					940,578

Norway(a) – 0.9%
DNO ASA (NR/NR)
	150,000	8.375		05/29/24	149,100
	190,000	7.875		09/09/26	178,695

					327,795

Panama(a) – 2.3%
Aeropuerto Internacional de Tocumen SA (BBB/Baa3)
	200,000	4.000		08/11/41	150,640
	200,000	5.125		08/11/61	150,014
AES Panama Generation Holdings SRL (NR/Baa3)
	392,838	4.375		05/31/30	329,002
Telecomunicaciones Digitales SA (NR/Ba1)
	200,000	4.500		01/30/30	173,000

					802,656

Paraguay(a) – 1.4%
Banco Continental SAECA (NR/Ba1)
	300,000	2.750		12/10/25	279,567
Telefonica Celular del Paraguay SA (NR/Ba1)
	200,000	5.875		04/15/27	195,084

					474,651

Peru – 3.7%
Consorcio Transmantaro SA (NR/Baa3)
	240,000	4.700		04/16/34	225,150
Hunt Oil Co. of Peru LLC Sucursal Del Peru (NR/Ba1)
	400,000	8.550	(a)(c)	09/18/33	432,532
InRetail Consumer (BB+/Baa3)
	400,000	3.250	(a)	03/22/28	355,875
SAN Miguel Industrias Pet SA/NG PET R&P Latin America SA (NR/Ba1)
	320,000	3.500	(a)	08/02/28	275,002

					1,288,559

Romania(a)(b) – 1.7%
Banca Comerciala Romana SA (NR/Baa2) (3 mo. EUR EURIBOR + 4.539%)
EUR	200,000	7.625		05/19/27	232,382
Banca Transilvania SA (NR/Ba1) (1 yr. EURIBOR ICE Swap + 5.580%)
	320,000	8.875		04/27/27	370,927

					603,309

Singapore – 1.0%
LLPL Capital Pte. Ltd. (NR/Baa3)
	$362,070	6.875		02/04/39	347,814

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
South Africa – 5.4%
Absa Group Ltd. (NR/B2) (5 yr. CMT + 5.411%)
	$240,000	6.375	%(a)(b)	05/27/26	$ 226,500
Bidvest Group U.K. PLC (NR/Ba2)
	230,000	3.625	(a)	09/23/26	212,463
Eskom Holdings SOC Ltd. (B/B2)
	200,000	7.125		02/11/25	199,813
Eskom Holdings SOC Ltd. (BB-/Ba2)(d)
	200,000	4.314		07/23/27	186,834
MTN Mauritius Investments Ltd. (BB-/Ba2)
	320,000	6.500		10/13/26	322,400
Sasol Financing USA LLC (BB+/Ba1)
	290,000	8.750	(a)	05/03/29	295,350
Stillwater Mining Co. (BB-/NR)
	240,000	4.000	(a)	11/16/26	212,400
Transnet SOC Ltd. (BB-/Ba3)
	220,000	8.250		02/06/28	220,962

					1,876,722

Thailand(a)(b) – 0.5%
Muang Thai Life Assurance PCL (NR/NR) (1 yr. CMT + 2.400%)
	200,000	3.552		01/27/37	183,384

Turkey – 5.8%
Anadolu Efes Biracilik Ve Malt Sanayii AS (BB+/NR)
	520,000	3.375	(a)	06/29/28	442,325
Coca-Cola Icecek AS (BB+/NR)
	400,000	4.500	(a)	01/20/29	366,375
Limak Iskenderun Uluslararasi Liman Isletmeciligi AS (NR/B3)
	268,946	9.500	(a)	07/10/36	243,648
Mersin Uluslararasi Liman Isletmeciligi AS (B+/NR)
	500,000	8.250	(a)(c)	11/15/28	521,975
Yapi ve Kredi Bankasi AS (NR/B3)
	400,000	9.250	(c)	10/16/28	423,000

					1,997,323

Ukraine – 0.5%
Metinvest BV (CCC+/NR)
EUR	220,000	5.625		06/17/25	189,438

United Arab Emirates – 2.8%
Galaxy Pipeline Assets Bidco Ltd. (NR/Aa2)
	$688,047	2.160		03/31/34	596,450
NBK Tier 1 Financing 2 Ltd. (NR/Baa3) (6 yr. CMT + 2.832%)
	400,000	4.500	(a)(b)	08/27/25	382,625

					979,075

United Kingdom(a) – 0.6%
Endeavour Mining PLC (BB-/NR)
	220,000	5.000		10/14/26	202,331

United States(a) – 3.2%
ATP Tower Holdings LLC/Andean Tower Partners Colombia SAS/Andean Telecom Partners (BB-/Ba3)
	400,000	4.050		04/27/26	360,956
GCC SAB de CV (BBB-/NR)
	400,000	3.614		04/20/32	346,204

GOLDMAN SACHS EMERGING MARKETS CREDIT FUND

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
United States(a) – (continued)
Resorts World Las Vegas LLC/RWLV Capital, Inc. (BB+/NR)
$200,000	4.625%	04/16/29	$ 173,960
Sagicor Financial Co. Ltd. (BBB/NR)
230,000	5.300	05/13/28	220,800

			1,101,920

Uzbekistan – 2.0%
Ipoteka-Bank ATIB (BB-/NR)
400,000	5.500	11/19/25	369,875
Uzbek Industrial & Construction Bank ATB (BB-/NR)
330,000	5.750	12/02/24	318,244

			688,119

Venezuela(e) – 1.9%
Petroleos de Venezuela SA (NR/NR)
9,280,000	0.000	10/28/22	670,944

Vietnam(a) – 0.7%
Mong Duong Finance Holdings BV (NR/Ba2)
249,018	5.125	05/07/29	230,964

TOTAL CORPORATE OBLIGATIONS (Cost $33,147,020)			$32,142,416

Sovereign Debt Obligations – 5.9%
Hungary – 0.6%
Hungary Government International Bonds (BBB-/Baa2)
$200,000	6.125%	05/22/28	$ 208,032

Morocco – 1.0%
Morocco Government International Bonds (BB+/Ba1u)
310,000	6.500	09/08/33	326,759

Poland(c)(d) – 1.0%
Bank Gospodarstwa Krajowego (NR/A2)
340,000	6.250	10/31/28	358,632

Romania – 0.8%
Romania Government International Bonds (BBB-/Baa3)
300,000	3.000	02/27/27	279,000

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
Russia(e) – 0.8%
Russia Federal Bonds - OFZ (NR/NR)
RUB	41,225,000	4.500%		07/16/25	$ 177,834
Russia Federal Bonds - OFZ (NR/WR)
	23,825,000	7.050		01/19/28	91,429

					269,263

Uzbekistan – 1.7%
National Bank of Uzbekistan (BB-/NR)
	$200,000	4.850		10/21/25	185,250
Republic of Uzbekistan International Bonds (BB-/NR)
	400,000	7.850	(c)	10/12/28	417,750

					603,000

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $2,487,468)					$ 2,044,686

TOTAL INVESTMENTS – 98.5% (Cost $35,634,488)					$34,187,102

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.5%					525,315

NET ASSETS – 100.0%					$34,712,417

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with "Call" features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on December 31, 2023.

(c)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(d)	Guaranteed by a foreign government until maturity. Total market value of these securities amounts to $545,466, which represents approximately 2% of the Fund’s net assets as of December 31, 2023.

(e)	Security is currently in default and/or non-income producing.

GOLDMAN SACHS EMERGING MARKETS CREDIT FUND

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At December 31, 2023, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

JPMorgan Securities, Inc.	COP	5,690,041,629	USD	1,373,401	01/03/24	$94,010
	COP	497,041,828	USD	118,689	02/07/24	8,553
	COP	769,213,762	USD	186,512	02/09/24	10,336
	COP	1,003,057,442	USD	228,628	02/16/24	27,741
	EUR	9,110,580	USD	9,804,467	02/23/24	274,749
	MXN	6,063,668	USD	336,600	02/07/24	18,190
	MXN	4,761,566	USD	264,780	03/08/24	12,514
	USD	20,254	EUR	17,105	02/23/24	1,331
	USD	8,521	MXN	144,507	02/07/24	66

TOTAL						$447,490

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

JPMorgan Securities, Inc.	EUR	17,105	USD	20,254	02/23/24	$(1,331)
	MXN	144,507	USD	8,521	02/07/24	(66)
	USD	1,373,401	COP	5,690,041,629	01/03/24	(94,010)
	USD	118,689	COP	497,041,828	02/07/24	(8,553)
	USD	186,512	COP	769,213,762	02/09/24	(10,336)
	USD	228,628	COP	1,003,057,442	02/16/24	(27,741)
	USD	1,753,835	EUR	1,603,589	02/14/24	(19,655)
	USD	9,804,467	EUR	9,110,580	02/23/24	(274,749)
	USD	336,600	MXN	6,063,668	02/07/24	(18,190)
	USD	264,780	MXN	4,761,566	03/08/24	(12,514)

TOTAL						$(467,145)

FUTURES CONTRACTS — At December 31, 2023, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year U.S. Treasury Notes	12	03/19/24	$1,354,687	$12,263
2 Year U.S. Treasury Notes	4	03/28/24	823,656	6,419
20 Year U.S. Treasury Bonds	9	03/19/24	1,124,438	72,342
Ultra Long U.S. Treasury Bonds	6	03/19/24	801,563	41,129

Total				$132,153

Short position contracts:
5 Year U.S. Treasury Notes	(18)	03/28/24	(1,957,922)	(21,407)
Ultra 10-Year U.S. Treasury Note	(2)	03/19/24	(236,031)	434

Total				$(20,973)

TOTAL FUTURES CONTRACTS				$111,180

GOLDMAN SACHS EMERGING MARKETS CREDIT FUND

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At December 31, 2023, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)(a)	Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

3.250%(b)	6M EURO(c)	03/20/26	EUR 210	$(3,020)	$(1,598)	$(1,422)
3.000(b)	6M EURO(c)	03/20/29	120	(3,996)	(3,172)	(824)
3.000(b)	6M EURO(c)	03/20/31	100	(4,348)	(3,569)	(779)
6M EURO(c)	3.000%(b)	03/20/34	140	7,391	7,028	363
3.000(b)	6M EURO(c)	03/20/39	110	(7,092)	(5,672)	(1,420)

TOTAL				$(11,065)	$(6,983)	$(4,082)

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2023.
(b)	Payments made annually.
(c)	Payments made semi-annually.

WRITTEN OPTIONS CONTRACTS — At December 31, 2023, the Fund had the following purchased and written options:

Currency Abbreviations:
COP	— Colombia Peso
EUR	— Euro
MXN	— Mexican Peso
RUB	— Russian Ruble
USD	— U.S. Dollar

Investment Abbreviations:
CMT	— Constant Maturity Treasury Indexes
EURIBOR	— Euro Interbank Offered Rate
ICE	— Inter-Continental Exchange
LLC	— Limited Liability Company
MTN	— Medium Term Note
NR	— Not Rated
PLC	— Public Limited Company
WR	— Withdrawn Rating

Abbreviation:
EURO	— Euro Offered Rate

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments

December 31, 2023 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – 69.9%
Angola – 1.6%
Angola Government International Bonds (B-/B3)
	$1,470,000	8.000%		11/26/29	$ 1,304,625
	1,200,000	8.750	(a)	04/14/32	1,057,500
	1,140,000	9.125		11/26/49	930,525
Angola Government International Bonds (NR/B3)
	327,000	9.500		11/12/25	321,686
	660,000	8.250		05/09/28	607,200
	2,160,000	8.250	(a)	05/09/28	1,987,200
	860,000	9.375		05/08/48	715,950

					6,924,686

Argentina(b) – 0.9%
Argentina Republic Government International Bonds (CCC-/NR)
EUR	120,088	0.500		07/09/29	43,601
	$49,348	1.000		07/09/29	19,546
	1,054,677	0.750	(c)	07/09/30	421,132
	3,935,877	3.625	(c)	07/09/35	1,332,216
	2,130,000	4.250	(c)	01/09/38	840,541
	3,604,455	3.500	(c)	07/09/41	1,221,009

					3,878,045

Azerbaijan – 0.6%
Republic of Azerbaijan International Bonds (NR/Ba1u)
	3,280,000	3.500		09/01/32	2,839,250

Bahrain – 2.4%
Bahrain Government International Bonds (B+/B2u)
	1,510,000	7.375	(a)	05/14/30	1,571,816
	1,320,000	5.625	(a)	09/30/31	1,238,325
	680,000	5.450		09/16/32	623,263
	820,000	5.450	(a)	09/16/32	751,581
Bahrain Government International Bonds (B+/NR)
	1,950,000	4.250	(a)	01/25/28	1,835,437
	2,390,000	6.750		09/20/29	2,424,356
	1,230,000	5.250		01/25/33	1,092,778
CBB International Sukuk Programme Co. WLL (B+/B2u)
	890,000	3.950	(a)	09/16/27	842,997

					10,380,553

Benin(a) – 0.3%
Benin Government International Bonds (B+/NR)
EUR	1,420,000	4.875		01/19/32	1,276,132

Bermuda(b) – 0.2%
Bermuda Government International Bonds (A+/A2)
	$700,000	2.375		08/20/30	598,850
	580,000	3.375		08/20/50	404,295

					1,003,145

Brazil – 1.5%
Brazil Government International Bonds (BB/NR)
	920,000	6.250		03/18/31	954,022
Brazil Government International Bonds (BB/Ba2)
	1,635,000	3.875		06/12/30	1,493,981
	1,660,000	6.000		10/20/33	1,657,261

Principal Amount	Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
Brazil – (continued)
Brazil Government International Bonds (BB/Ba2) – (continued)
$3,350,000	4.750	%(b)	01/14/50	$ 2,571,125

				6,676,389

Chile(b) – 1.8%
Chile Government International Bonds (A/A2)
960,000	3.500		01/31/34	854,700
1,240,000	4.340		03/07/42	1,104,762
390,000	3.500		01/25/50	295,791
1,420,000	4.000		01/31/52	1,165,731
280,000	5.330		01/05/54	278,338
2,840,000	3.100		01/22/61	1,893,925
3,500,000	3.250		09/21/71	2,339,531

				7,932,778

Colombia(b) – 3.8%
Colombia Government International Bonds (BB+/Baa2)
1,650,000	4.500		03/15/29	1,540,172
2,790,000	3.000		01/30/30	2,346,216
3,890,000	3.125		04/15/31	3,161,841
1,300,000	3.250		04/22/32	1,033,094
1,010,000	8.000		04/20/33	1,102,478
1,750,000	7.500		02/02/34	1,843,516
420,000	8.000		11/14/35	458,981
920,000	5.625		02/26/44	771,075
1,660,000	5.000		06/15/45	1,281,312
1,290,000	4.125		05/15/51	855,028
840,000	8.750		11/14/53	964,687
2,320,000	3.875		02/15/61	1,440,575

				16,798,975

Costa Rica – 1.4%
Costa Rica Government International Bonds (BB-/B1)
880,000	6.125		02/19/31	899,525
3,833,000	6.550	(a)(b)	04/03/34	3,969,072
470,000	5.625		04/30/43	428,405
470,000	7.000		04/04/44	489,975
460,000	7.300	(a)(b)	11/13/54	498,594

				6,285,571

Dominican Republic – 2.9%
Dominican Republic International Bonds (BB/Ba3)
450,000	6.875		01/29/26	457,515
1,310,000	5.950		01/25/27	1,312,725
940,000	5.500	(a)(b)	02/22/29	918,756
300,000	5.500	(b)	02/22/29	293,220
2,900,000	4.500	(a)	01/30/30	2,664,375
830,000	4.500		01/30/30	762,562
2,020,000	7.050	(a)(b)	02/03/31	2,118,879
199,000	6.850		01/27/45	197,906
1,700,000	6.500	(a)	02/15/48	1,618,400
360,000	6.400	(a)	06/05/49	338,400
2,330,000	5.875		01/30/60	2,013,120

				12,695,858

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
Ecuador – 1.1%
Ecuador Government International Bonds (B-/NR)
$1,462,360	0.000	%(a)(d)	07/31/30	$ 414,579
1,620,000	0.000	(d)	07/31/30	459,270
2,180,000	6.000	(c)	07/31/30	1,009,340
6,008,455	3.500	(a)(c)	07/31/35	2,129,997
3,160,000	2.500	(c)	07/31/40	995,400

				5,008,586

Egypt – 1.0%
Egypt Government International Bonds (B-/Caa1)
200,000	8.750		09/30/51	125,938
1,720,000	7.500		02/16/61	1,000,287
Egypt Government International Bonds (B-/Caa1u)
510,000	7.053		01/15/32	348,234
2,530,000	8.700		03/01/49	1,577,297
1,870,000	8.875	(a)	05/29/50	1,186,866
Egypt Government International Bonds (NR/Caa1)
210,000	8.500		01/31/47	130,331

				4,368,953

El Salvador – 1.2%
El Salvador Government International Bonds (B-/Caa3u)
1,368,000	5.875		01/30/25	1,281,217
580,000	6.375		01/18/27	509,313
30,000	8.625		02/28/29	26,728
710,000	8.250		04/10/32	598,175
610,000	7.650		06/15/35	473,322
1,100,000	7.625		02/01/41	820,875
830,000	7.125	(b)	01/20/50	585,928
1,210,000	9.500	(a)(b)	07/15/52	1,003,922

				5,299,480

Ghana(e) – 0.9%
Ghana Government International Bonds (D/Ca)
796,000	6.375		02/11/27	352,479
960,000	7.750		04/07/29	412,800
800,000	7.625		05/16/29	344,000
560,000	8.125	(a)	03/26/32	243,600
664,000	8.625		04/07/34	285,520
810,000	7.875		02/11/35	351,337
490,000	8.875		05/07/42	207,637
304,000	8.875	(a)	05/07/42	128,820
210,000	8.627	(a)	06/16/49	88,725
379,000	8.627		06/16/49	160,128
440,000	8.950		03/26/51	188,925
Ghana Government International Bonds (NR/Caa3)
1,970,000	10.750		10/14/30	1,236,175

				4,000,146

Guatemala – 2.1%
Guatemala Government Bonds (BB/Ba1)
2,760,000	4.375	(a)	06/05/27	2,641,320
1,330,000	5.250	(a)(b)	08/10/29	1,302,070
730,000	5.250	(b)	08/10/29	714,670
1,270,000	4.900	(b)	06/01/30	1,221,105

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
Guatemala – (continued)
Guatemala Government Bonds (BB/Ba1) – (continued)
	$430,000	7.050	%(b)	10/04/32	$ 456,875
	350,000	7.050	(a)(b)	10/04/32	371,875
	1,090,000	6.125	(a)(b)	06/01/50	1,031,140
Guatemala Government Bonds (BB/NR)
	1,640,000	4.650	(b)	10/07/41	1,336,600

					9,075,655

Honduras(a)(b) – 0.1%
Honduras Government International Bonds (BB-/B1)
	710,000	5.625		06/24/30	631,900

Hungary – 3.6%
Hungary Government International Bonds (BBB-/Baa2)
	2,840,000	6.125	(a)	05/22/28	2,954,054
	1,020,000	6.125		05/22/28	1,060,963
	1,670,000	5.250		06/16/29	1,679,235
	1,870,000	5.250	(a)	06/16/29	1,880,341
	1,770,000	2.125		09/22/31	1,426,744
	2,580,000	6.250	(a)	09/22/32	2,753,170
	630,000	5.500	(a)	06/16/34	638,253
	2,560,000	3.125		09/21/51	1,729,613
	580,000	6.750	(a)	09/25/52	649,153
Magyar Export-Import Bank Zrt (BBB-/NR)(f)
	790,000	6.125	(a)(b)	12/04/27	803,707

					15,575,233

Indonesia – 1.7%
Indonesia Government International Bonds (BBB/Baa2)
	2,030,000	4.650	(b)	09/20/32	2,026,828
EUR	870,000	1.100		03/12/33	756,574
	$350,000	4.625		04/15/43	342,125
	910,000	3.050		03/12/51	693,022
	420,000	5.650	(b)	01/11/53	459,113
	1,950,000	3.200	(b)	09/23/61	1,408,266
	1,490,000	3.350		03/12/71	1,086,303
Perusahaan Penerbit SBSN Indonesia III (BBB/Baa2)
	572,000	3.800	(a)	06/23/50	473,866

					7,246,097

Iraq(b) – 0.3%
Iraq International Bonds (NR/NR)
	1,524,375	5.800		01/15/28	1,422,432

Ivory Coast – 0.6%
Ivory Coast Government International Bonds (BB-/Ba3)
EUR	680,000	5.250		03/22/30	672,333
	$1,900,000	6.125		06/15/33	1,744,438

					2,416,771

Jamaica – 0.3%
Jamaica Government International Bonds (BB-/B1)
	1,140,000	7.875		07/28/45	1,392,510

Jordan – 1.0%
Jordan Government International Bonds (B+/B1)
	1,455,000	5.750		01/31/27	1,427,264
	480,000	7.500	(a)	01/13/29	485,400

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
Jordan – (continued)
Jordan Government International Bonds (B+/B1) – (continued)
	$800,000	5.850	%(a)	07/07/30	$ 741,750
	1,940,000	5.850		07/07/30	1,798,744

					4,453,158

Kenya – 0.5%
Republic of Kenya Government International Bonds (B/B3u)
	510,000	7.000	(a)	05/22/27	478,125
	240,000	7.250		02/28/28	219,600
	400,000	7.250	(a)	02/28/28	366,000
	490,000	8.000	(a)	05/22/32	442,225
	820,000	8.250		02/28/48	678,550

					2,184,500

Lebanon(e) – 0.2%
Lebanon Government International Bonds (D/NR)
	2,710,000	8.250		04/12/21	158,366
	2,020,000	6.650		04/22/24	118,675
	3,060,000	6.200		02/26/25	180,731
	130,000	6.600		11/27/26	7,678
	710,000	6.850		03/23/27	41,934
	750,000	6.650		11/03/28	44,531
	4,664,000	6.850		05/25/29	278,674
	654,000	6.650		02/26/30	39,036
	1,520,000	7.050		11/02/35	90,725
Lebanon Government International Bonds (D/WR)
	310,000	6.100		10/04/22	18,213
Lebanon Government International Bonds (NR/NR)
	233,000	6.750		11/29/27	13,907

					992,470

Macedonia(a) – 0.3%
North Macedonia Government International Bonds (BB-/NR)
EUR	1,040,000	2.750		01/18/25	1,120,232
	320,000	6.960	(b)	03/13/27	368,218

					1,488,450

Maldives(a) – 0.1%
Maldives Sukuk Issuance Ltd. (NR/Caa1)
	$600,000	9.875		04/08/26	480,563

Mexico(b) – 2.6%
Mexico Government International Bonds (BBB/Baa2)
	3,520,000	2.659		05/24/31	2,968,900
	710,000	4.875		05/19/33	683,819
EUR	560,000	2.250		08/12/36	484,381
	$1,240,000	4.280		08/14/41	1,023,000
EUR	1,110,000	2.125		10/25/51	736,959
	$1,250,000	6.338		05/04/53	1,272,656
	5,119,000	3.771		05/24/61	3,460,124
	1,400,000	3.750		04/19/71	931,000

					11,560,839

Mongolia(a) – 0.4%
Mongolia Government International Bonds (B/B3u)
	280,000	5.125		04/07/26	271,863
	460,000	3.500		07/07/27	410,837

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
Mongolia(a) – (continued)
Mongolia Government International Bonds (B/B3u) – (continued)
	$720,000	8.650%		01/19/28	$ 757,800
	200,000	7.875		06/05/29	204,522

					1,645,022

Morocco – 1.7%
Morocco Government International Bonds (BB+/Ba1u)
	920,000	2.375	(a)	12/15/27	822,825
	1,230,000	2.375		12/15/27	1,100,081
	1,230,000	5.950	(a)	03/08/28	1,259,981
	270,000	5.950		03/08/28	276,581
EUR	710,000	1.500	(a)	11/27/31	624,105
	$690,000	3.000	(a)	12/15/32	566,878
	1,390,000	6.500	(a)	09/08/33	1,465,147
	1,230,000	4.000		12/15/50	882,910
Morocco Government International Bonds (BB+/NR)
	510,000	5.500		12/11/42	462,506

					7,461,014

Nigeria – 2.4%
Nigeria Government International Bonds (B-/Caa1)
	3,335,000	6.500		11/28/27	3,041,103
	630,000	6.125	(a)	09/28/28	557,550
	2,080,000	6.125		09/28/28	1,840,800
	1,518,000	7.143		02/23/30	1,364,777
	1,320,000	7.875		02/16/32	1,183,462
	1,050,000	7.696	(a)	02/23/38	859,687
	680,000	7.625		11/28/47	537,751
	1,215,000	8.250		09/28/51	995,541

					10,380,671

Oman – 3.7%
Oman Government International Bonds (NR/Ba1)
	550,000	6.750		01/17/48	574,234
Oman Government International Bonds (BB+/Ba1)
	1,430,000	4.750		06/15/26	1,411,231
	700,000	5.375		03/08/27	703,938
	1,500,000	6.500		03/08/47	1,528,125
Oman Government International Bonds (NR/Ba1)
	1,740,000	6.750	(a)	10/28/27	1,835,156
	3,960,000	5.625		01/17/28	4,029,300
	2,880,000	6.000		08/01/29	2,980,800
	200,000	6.250		01/25/31	210,063
	1,390,000	7.375	(a)	10/28/32	1,575,478
	1,420,000	6.750	(a)	01/17/48	1,482,569

					16,330,894

Pakistan – 1.0%
Pakistan Government International Bonds (CCC+/Caa3)
	1,438,000	8.250		04/15/24	1,358,910
	500,000	7.875		03/31/36	313,180
Pakistan Government International Bonds (NR/Caa3)
	1,630,000	7.375		04/08/31	987,678
	2,010,000	8.875		04/08/51	1,206,000

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
Pakistan – (continued)
Pakistan Water & Power Development Authority (CCC+/NR)
	$940,000	7.500%		06/04/31	$ 488,800

					4,354,568

Panama – 2.0%
Panama Government International Bonds (BBB/Baa3)
	470,000	6.875	(b)	01/31/36	468,531
	1,190,000	4.500	(b)	04/16/50	824,075
	460,000	6.853	(b)	03/28/54	429,525
	1,990,000	4.500	(b)	04/01/56	1,334,544
	3,101,000	3.870	(b)	07/23/60	1,851,879
	1,950,000	4.500	(b)	01/19/63	1,274,203
Panama Notas del Tesoro (BBB/Baa3)
	2,560,000	3.750		04/17/26	2,432,000

					8,614,757

Paraguay – 1.5%
Paraguay Government International Bonds (BB/Ba1)
	469,000	5.000	(a)	04/15/26	463,766
	2,190,000	4.700	(a)	03/27/27	2,155,097
	340,000	4.950	(a)(b)	04/28/31	331,840
	3,229,000	2.739	(a)(b)	01/29/33	2,647,780
	1,000,000	5.400	(b)	03/30/50	891,500

					6,489,983

Peru(b) – 1.5%
Peru Government International Bonds (BBB/Baa1)
	360,000	2.783		01/23/31	312,863
EUR	580,000	1.250		03/11/33	501,258
	$950,000	3.000		01/15/34	799,781
	2,600,000	2.780		12/01/60	1,617,688
	900,000	3.600		01/15/72	633,600
	4,520,000	3.230		07/28/21(g)	2,809,462

					6,674,652

Philippines – 0.4%
Philippines Government International Bonds (BBB+/Baa2)
	1,870,000	3.200		07/06/46	1,435,809
	330,000	5.950		10/13/47	366,816

					1,802,625

Poland – 1.3%
Bank Gospodarstwa Krajowego (NR/A2)(f)
	1,380,000	6.250	(a)	10/31/28	1,455,624
Bank Gospodarstwa Krajowego (NR/A2)(f)
	1,420,000	5.375	(a)	05/22/33	1,437,963
Republic of Poland Government International Bonds (A-/A2)
	1,310,000	5.750	(b)	11/16/32	1,413,713
	1,430,000	5.500	(b)	04/04/53	1,487,786

					5,795,086

Qatar – 0.6%
Qatar Government International Bonds (AA/Aa3)
	1,790,000	4.400		04/16/50	1,651,400

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
Qatar – (continued)
Qatar Government International Bonds (AA/Aa3) – (continued)
	$830,000	4.400	%(a)	04/16/50	$ 765,733

					2,417,133

Romania – 2.0%
Romania Government International Bonds (BBB-/Baa3)
	1,520,000	3.000	(a)	02/27/27	1,413,600
	2,400,000	6.625	(a)	02/17/28	2,478,336
	920,000	6.625		02/17/28	949,928
EUR	1,130,000	1.750	(a)	07/13/30	1,007,576
	$1,050,000	3.000	(a)	02/14/31	892,678
EUR	700,000	2.124	(a)	07/16/31	614,294
	$20,000	3.625	(a)	03/27/32	17,266
EUR	140,000	3.375		01/28/50	104,948
	$530,000	4.000		02/14/51	381,833
	740,000	7.625	(a)	01/17/53	826,817

					8,687,276

Russia – 0.8%
Egypt Government International Bonds (B-/Caa1)
	2,740,000	7.300		09/30/33	1,804,119
Egypt Government International Bonds (B-/Caa1u)
	700,000	7.625	(a)	05/29/32	484,531
	1,850,000	8.875		05/29/50	1,174,172

					3,462,822

Saudi Arabia – 1.9%
Saudi Government International Bonds (NR/A1)
	1,050,000	5.500	(a)	10/25/32	1,116,609
	1,360,000	5.000	(a)	01/18/53	1,277,975
	200,000	3.750		01/21/55	151,750
	1,770,000	3.750	(a)	01/21/55	1,342,988
	5,100,000	4.500	(a)	04/22/60	4,403,531

					8,292,853

Senegal – 0.3%
Senegal Government International Bonds (B+/Ba3)
EUR	1,080,000	4.750		03/13/28	1,099,120

Serbia – 1.5%
Serbia International Bonds (BB+/Ba2)
	$1,800,000	6.250	(a)	05/26/28	1,839,978
EUR	1,170,000	1.000	(a)	09/23/28	1,090,335
	$1,190,000	2.125		12/01/30	951,500
EUR	520,000	1.650		03/03/33	423,882
	$880,000	6.500	(a)	09/26/33	900,143
EUR	290,000	2.050		09/23/36	222,335
Serbia International Bonds (NR/Ba2)
	930,000	3.125		05/15/27	980,997

					6,409,170

South Africa – 2.9%
Republic of South Africa Government International Bonds (BB-/Ba2)
	$1,190,000	4.300		10/12/28	1,111,162
	3,890,000	4.850		09/30/29	3,642,012
	1,500,000	5.875		04/20/32	1,420,800

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
South Africa – (continued)
Republic of South Africa Government International Bonds (BB-/Ba2) – (continued)
	$530,000	6.250%		03/08/41	$ 470,706
	940,000	5.375		07/24/44	748,475
	430,000	5.000		10/12/46	316,588
	3,040,000	5.750		09/30/49	2,424,339
	890,000	7.300		04/20/52	841,050
Republic of South Africa Government International Bonds (NR/Ba2)
	280,000	4.850		09/27/27	274,313
	1,850,000	5.650		09/27/47	1,475,375

					12,724,820

Sri Lanka(e) – 0.9%
Sri Lanka Government International Bonds (D/Ca)
	690,000	6.125		06/03/25	351,976
	1,890,000	6.850	(a)	11/03/25	963,309
	1,150,000	6.200		05/11/27	576,438
	327,000	6.750		04/18/28	164,011
	470,000	6.750	(a)	04/18/28	235,734
	490,000	7.550		03/28/30	245,153
	3,010,000	7.550	(a)	03/28/30	1,505,941

					4,042,562

Trinidad and Tobago(a)(b) – 0.3%
Trinidad & Tobago Government International Bonds (BBB-/Ba2)
	1,560,000	4.500		06/26/30	1,503,060

Tunisia – 0.4%
Tunisian Republic (NR/Caa2)
	1,890,000	5.750		01/30/25	1,539,759

Turkey – 3.2%
Hazine Mustesarligi Varlik Kiralama AS (NR/B3)
	1,000,000	8.509	(a)	01/14/29	1,060,500
Hazine Mustesarligi Varlik Kiralama AS (NR/B3)
	2,130,000	5.125		06/22/26	2,058,112
Turkiye Government International Bonds (NR/B3)
	2,480,000	5.250		03/13/30	2,275,400
	2,200,000	5.950		01/15/31	2,068,440
	880,000	5.875		06/26/31	820,600
	2,670,000	6.500		09/20/33	2,549,850
	1,750,000	6.000		01/14/41	1,481,463
	780,000	4.875		04/16/43	569,478
	1,470,000	5.750		05/11/47	1,146,600

					14,030,443

Ukraine – 1.0%
Ukraine Government International Bonds (CCC/Cau)
	2,600,000	7.750		09/01/27	694,200
	1,490,000	7.750		09/01/29	404,163
Ukraine Government International Bonds (CCC/NR)
	400,000	8.994		02/01/26	117,200
EUR	1,380,000	6.750		06/20/28	358,011
	$910,000	6.876		05/21/31	206,172
EUR	1,460,000	4.375	(a)	01/27/32	323,965
	970,000	4.375		01/27/32	215,237
	$2,620,000	7.375		09/25/34	609,150

Principal Amount	Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
Ukraine – (continued)
Ukraine Government International Bonds (CCC/NR) – (continued)
$873,000	7.253	%(a)	03/15/35	$ 202,536
3,120,000	7.253		03/15/35	723,840
1,108,000	7.750	(b)(e)(h)	08/01/41	492,838

				4,347,312

United Arab Emirates – 0.6%
Emirate of Dubai Government International Bonds (NR/NR)
2,160,000	3.900		09/09/50	1,616,625
Finance Department Government of Sharjah (BBB-/Ba1)
490,000	3.625	(a)	03/10/33	416,041
841,000	4.000	(a)	07/28/50	559,265

				2,591,931

Uruguay – 1.1%
Uruguay Government International Bonds (BBB+/Baa2)
2,575,920	5.750	(b)	10/28/34	2,788,433
1,850,000	4.975		04/20/55	1,804,675

				4,593,108

Uzbekistan – 1.2%
National Bank of Uzbekistan (BB-/NR)
1,560,000	4.850		10/21/25	1,444,950
Republic of Uzbekistan International Bonds (BB-/NR)
940,000	7.850	(a)	10/12/28	981,713
Republic of Uzbekistan International Bonds (BB-/NR)
1,120,000	5.375		02/20/29	1,061,200
270,000	5.375	(a)	02/20/29	255,825
600,000	3.700	(a)	11/25/30	503,625
1,000,000	3.700		11/25/30	839,375

				5,086,688

Vietnam(b)(f) – 0.1%
Viet Nam Debt & Asset Trading Corp. (NR/NR)
280,000	1.000		10/10/25	244,286

Zambia(e) – 0.2%
Zambia Government International Bonds (D/NR)
520,000	8.500		04/14/24	322,400
600,000	8.970		07/30/27	369,750

				692,150

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $335,622,159)				$305,602,890

Corporate Obligations – 23.7%
Australia(b) – 0.2%
Santos Finance Ltd. (BBB-/NR)
$680,000	5.250%		03/13/29	$ 666,896

Bermuda(a)(b) – 0.3%
Tengizchevroil Finance Co. International Ltd. (BB+/Baa2)
1,280,000	2.625		08/15/25	1,201,190

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Brazil(b) – 0.4%
Banco do Brasil SA (B-/NR) (10 yr. CMT + 4.398%)
$1,370,000	6.250	%(h)	04/15/24	$ 1,331,201
BRF SA (NR/Ba3)
420,000	4.875		01/24/30	367,664

				1,698,865

British Virgin Islands – 0.1%
Easy Tactic Ltd. (NR/NR)
425,650	7.500	(b)(i)	07/11/28	17,026
SF Holding Investment 2021 Ltd. (A-/A3)
390,000	2.375		11/17/26	361,472

				378,498

Burundi – 0.8%
Eastern & Southern African Trade & Development Bank (NR/Baa3)
3,740,000	4.875		05/23/24	3,689,360

Cayman Islands(d)(j) – 0.0%
Meituan (NR/Baa3)
200,000	0.000		04/27/27	182,500

Chile – 0.6%
Empresa de los Ferrocarriles del Estado (A/NR)
600,000	3.068	(a)(b)	08/18/50	362,862
Empresa de Transporte de Pasajeros Metro SA (NR/A3)
830,000	3.650	(a)(b)	05/07/30	761,899
GNL Quintero SA (BBB+/Baa2)
748,360	4.634		07/31/29	730,820
Inversiones CMPC SA (BBB/Baa3)
200,000	3.850	(b)	01/13/30	184,313
540,000	6.125	(a)(b)	06/23/33	558,056

				2,597,950

China(b) – 0.3%
China Aoyuan Group Ltd. (NR/NR)
370,000	5.980	(e)	08/18/25	3,700
Fantasia Holdings Group Co. Ltd. (NR/NR)
340,000	10.875	(e)	03/02/24	7,650
Fantasia Holdings Group Co. Ltd. (NR/WR)
200,000	11.875	(e)	06/01/23	4,500
Meituan (BBB/Baa3)
450,000	3.050		10/28/30	379,251
Prosus NV (BBB/Baa3)
420,000	4.193		01/19/32	360,675
Redsun Properties Group Ltd. (NR/Caa3u)
220,000	9.700	(e)	04/16/23	1,100
Shimao Group Holdings Ltd. (NR/NR)
310,000	5.600	(e)	07/15/26	10,850
1,020,000	5.200	(e)	01/16/27	35,700
550,000	4.600	(e)	07/13/30	19,250
400,000	3.450	(e)	01/11/31	14,000
Sunac China Holdings Ltd. (NR/NR)
122,441	6.000	(a)(i)	09/30/26	14,693
122,441	6.250	(a)(i)	09/30/27	12,550
244,883	6.500	(a)(i)	09/30/27	21,427

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
China(b) – (continued)
Sunac China Holdings Ltd. (NR/NR) – (continued)
$150,190	0.000	%(a)(d)	09/30/28	$ 33,793
367,327	6.750	(a)(i)	09/30/28	28,468
367,327	7.000	(a)(i)	09/30/29	26,631
172,562	7.250	(a)(i)	09/30/30	11,648
218,407	1.000	(a)(i)	09/30/32	16,381
Yuzhou Group Holdings Co. Ltd. (NR/Cu)
1,060,000	7.375	(e)	01/13/26	60,950
410,000	6.350	(e)	01/13/27	23,575
(5 yr. CMT + 8.527%)
2,020,000	5.375	(e)	03/29/24	20,200
Yuzhou Group Holdings Co. Ltd. (NR/WR)
480,000	6.000	(e)	10/25/23	27,600

				1,134,592

Colombia – 0.7%
Banco de Bogota SA (NR/Ba2)
350,000	6.250	(a)	05/12/26	342,650
Ecopetrol SA (BB+/Baa3)
470,000	8.625	(b)	01/19/29	501,137
250,000	6.875	(b)	04/29/30	246,250
2,070,000	4.625	(b)	11/02/31	1,751,091
380,000	8.875	(b)	01/13/33	411,944

				3,253,072

Cyprus – 0.1%
MHP SE (D/NR)
430,000	7.750		05/10/24	404,200

Dominican Republic(a)(b) – 0.4%
Aeropuertos Dominicanos Siglo XXI SA (BB/Ba3)
1,690,000	6.750		03/30/29	1,676,987

Free Of Tax(a)(b) – 0.4%
African Export-Import Bank (NR/Baa1)
1,462,000	2.634		05/17/26	1,350,186
650,000	3.798		05/17/31	550,992

				1,901,178

Hong Kong – 0.3%
CNAC HK Finbridge Co. Ltd. (NR/Baa2)
1,353,000	3.875		06/19/29	1,267,599

India – 0.5%
Adani Electricity Mumbai Ltd. (BBB-/Baa3)
262,000	3.949		02/12/30	213,776
Adani Ports & Special Economic Zone Ltd. (BBB-/Baa3)
370,000	4.200	(b)	08/04/27	330,919
270,000	4.375		07/03/29	232,115
Reliance Industries Ltd. (BBB+/Baa2)
1,480,000	2.875	(a)	01/12/32	1,266,998

				2,043,808

Indonesia – 1.3%
Bank Negara Indonesia Persero Tbk. PT (NR/Ba3) (5 yr. CMT + 3.466%)
278,000	4.300	(b)(h)	03/24/27	245,422

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Indonesia – (continued)
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT (NR/Baa2)
$380,000	6.530%		11/15/28	$ 398,881
490,000	5.450	(b)	05/15/30	492,297
560,000	5.800	(a)(b)	05/15/50	539,175
Pertamina Geothermal Energy PT (NR/Baa3)
330,000	5.150	(a)(b)	04/27/28	330,619
Pertamina Persero PT (NR/Baa2)
690,000	3.650		07/30/29	648,816
Pertamina Persero PT (BBB/Baa2)
690,000	6.500		05/27/41	756,412
1,500,000	6.000		05/03/42	1,564,219
Pertamina Persero PT (NR/Baa2)
620,000	4.150	(b)	02/25/60	490,575

				5,466,416

Ivory Coast(a)(f) – 0.4%
Brazil Minas SPE via State of Minas Gerais (BB/NR)
1,750,000	5.333		02/15/28	1,720,162

Kazakhstan – 0.9%
KazMunayGas National Co. JSC (BB+/Baa2)
2,522,000	4.750		04/19/27	2,456,050
KazMunayGas National Co. JSC (NR/Baa2)
1,840,000	3.500	(a)(b)	04/14/33	1,527,775

				3,983,825

Luxembourg(b) – 0.1%
Rede D’or Finance SARL (BB/NR)
256,000	4.500	(a)	01/22/30	228,117
302,000	4.500		01/22/30	269,106

				497,223

Macau(b) – 0.1%
Sands China Ltd. (BBB-/Baa2)
450,000	5.650		08/08/28	443,925

Malaysia – 1.2%
GENM Capital Labuan Ltd. (BBB-/NR)
740,000	3.882	(a)(b)	04/19/31	630,156
Khazanah Global Sukuk Bhd. (A-/A3)
640,000	4.687		06/01/28	642,234
Petronas Capital Ltd. (A-/A2)
920,000	3.500	(b)	04/21/30	860,310
3,590,000	4.550	(a)(b)	04/21/50	3,301,939

				5,434,639

Mauritius(a)(b) – 0.1%
India Airport Infra (NR/B1)
250,000	6.250		10/25/25	245,938
India Green Power Holdings (NR/Ba3)
420,000	4.000		02/22/27	384,300

				630,238

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Mexico – 3.7%
Banco Mercantil del Norte SA (BB-/Ba2)
(5 yr. CMT + 4.643%)
	$790,000	5.875	%(a)(b)(h)	01/24/27	$ 723,150
(5 yr. CMT + 4.967%)
	719,000	6.750	(a)(b)(h)	09/27/24	708,560
BBVA Bancomer SA (BB/NR) (5 yr. CMT + 2.650%)
	550,000	5.125	(a)(b)(h)	01/18/33	496,144
Bimbo Bakeries USA, Inc. (BBB+/Baa1)
	1,260,000	6.050	(a)(b)	01/15/29	1,319,850
	940,000	6.400	(a)(b)	01/15/34	1,040,458
Cemex SAB de CV (B+/NR) (5 yr. CMT + 5.157%)
	760,000	9.125	(a)(b)(h)	03/14/28	806,360
Cemex SAB de CV (BB+/NR)
	400,000	5.450	(b)	11/19/29	393,420
Mexico City Airport Trust (BBB/Baa3)
	980,000	4.250	(a)(b)	10/31/26	943,769
	1,510,000	3.875	(a)(b)	04/30/28	1,414,342
	280,000	5.500	(a)(b)	10/31/46	240,120
	722,000	5.500	(b)	10/31/46	619,166
	1,109,000	5.500	(b)	07/31/47	952,831
Petroleos Mexicanos (BBB/B1)
	604,000	6.490	(b)	01/23/27	563,351
	460,000	5.350		02/12/28	398,015
	654,000	5.950	(b)	01/28/31	518,949
	370,000	6.700	(b)	02/16/32	306,175
	290,000	5.625		01/23/46	175,595
	2,570,000	6.750		09/21/47	1,681,422
	1,600,000	6.350		02/12/48	1,014,864
	833,000	7.690	(b)	01/23/50	592,471
	2,213,000	6.950	(b)	01/28/60	1,455,047

					16,364,059

Morocco(b) – 0.2%
OCP SA (BB+/NR)
	1,180,000	5.125		06/23/51	892,744

Netherlands – 0.7%
IHS Netherlands Holdco BV (B+/B3)
	200,000	8.000	(a)(b)	09/18/27	177,313
Minejesa Capital BV (NR/Baa3)
	370,000	4.625		08/10/30	350,686
MV24 Capital BV (BB+/NR)
	814,424	6.748	(a)	06/01/34	758,799
NE Property BV (BBB/NR)
EUR	530,000	1.875	(b)	10/09/26	532,195
	450,000	3.375	(b)	07/14/27	467,040
Prosus NV (BBB/Baa3)
	$310,000	3.257	(a)(b)	01/19/27	284,909
	480,000	3.680	(b)	01/21/30	417,300

					2,988,242

Panama(a) – 1.0%
Aeropuerto Internacional de Tocumen SA (BBB/Baa3)
	940,000	4.000	(b)	08/11/41	708,008
	2,130,000	5.125	(b)	08/11/61	1,597,649

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Panama(a) – (continued)
Autoridad del Canal de Panama (A-/A3)
$380,000	4.950%		07/29/35	$ 341,715
Banco Latinoamericano de Comercio Exterior SA (BBB/Baa2)
1,970,000	2.375	(b)	09/14/25	1,849,751

				4,497,123

Peru(a) – 0.2%
Atlantica Transmision Sur SA (BBB/NR)
710,556	6.875		04/30/43	703,578

Qatar(a)(b) – 0.6%
QatarEnergy (AA/Aa3)
3,837,000	3.300		07/12/51	2,795,638

South Africa – 1.7%
Eskom Holdings SOC Ltd. (B/B2)
1,760,000	7.125		02/11/25	1,758,350
Eskom Holdings SOC Ltd. (BB-/Ba2)(f)
2,350,000	4.314		07/23/27	2,195,299
720,000	6.350		08/10/28	699,075
Transnet SOC Ltd. (BB-/Ba3)
1,660,000	8.250	(a)	02/06/28	1,667,263
1,090,000	8.250		02/06/28	1,094,769

				7,414,756

Thailand(b) – 0.2%
PTT Treasury Center Co. Ltd. (BBB+/Baa1)
430,000	3.700	(a)	07/16/70	315,732
PTTEP Treasury Center Co. Ltd. (NR/Baa1)
478,000	2.587		06/10/27	443,034

				758,766

Turkey(b)(h) – 0.4%
Yapi ve Kredi Bankasi AS (NR/Caa3u) (5 yr. USD Swap + 11.245%)
1,700,000	13.875		01/15/24	1,702,656

Ukraine(e)(f) – 0.0%
NPC Ukrenergo (NR/Ca)
346,000	6.875		11/09/28	90,998

United Arab Emirates – 1.4%
Abu Dhabi Crude Oil Pipeline LLC (AA/NR)
2,880,000	4.600	(a)	11/02/47	2,634,300
DP World Crescent Ltd. (NR/Baa2)
1,260,000	3.750	(b)	01/30/30	1,182,762
DP World Ltd. (NR/Baa2)
970,000	4.700	(b)	09/30/49	819,233
Galaxy Pipeline Assets Bidco Ltd. (NR/Aa2)
433,214	2.160	(a)	03/31/34	375,543
NBK Tier 1 Financing 2 Ltd. (NR/Baa3) (6 yr. CMT + 2.832%)
1,140,000	4.500	(a)(b)(h)	08/27/25	1,090,481

				6,102,319

United Kingdom – 0.4%
CK Hutchison International 20 Ltd. (A/A2)
540,000	2.500	(b)	05/08/30	470,794

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
United Kingdom – (continued)
CK Hutchison International 23 Ltd. (A/A2)
$210,000	4.875	%(b)	04/21/33	$ 210,048
IHS Holding Ltd. (B+/NR)
480,000	5.625	(a)(b)	11/29/26	414,600
400,000	6.250	(a)(b)	11/29/28	321,000
Prudential Funding Asia PLC (A-/A3) (5 yr. CMT + 1.517%)
310,000	2.950	(b)(h)	11/03/33	271,786
Ukraine Railways Via Rail Capital Markets PLC (NR/NR)
410,000	8.250		07/09/26	221,400

				1,909,628

United States(b) – 0.8%
Kosmos Energy Ltd. (B/B3u)
730,000	7.750	(a)	05/01/27	680,725
Sasol Financing USA LLC (BB+/Ba1)
2,780,000	5.875		03/27/24	2,758,316

				3,439,041

Venezuela(e) – 3.2%
Petroleos de Venezuela SA (NR/NR)
130,320,000	0.000		10/28/22	9,422,136
21,600,000	6.000		05/16/24	2,335,500
77,934	6.000		11/15/26	8,451
17,520,000	5.375		04/12/27	1,787,741
1,650,000	5.375		04/12/27	168,366
2,180,000	5.500		04/12/37	226,856

				13,949,050

TOTAL CORPORATE OBLIGATIONS (Cost $155,925,570)				$103,881,721

Shares	Description	Value

Common Stocks – 0.0%
China – 0.0%
105,132	Sunac China Holdings Ltd. Real Estate Management & Development	$ 20,212
224,816	Sunac Services Holdings Ltd. Real Estate Management & Development	53,924

74,136

TOTAL COMMON STOCKS (Cost $526,846)		$ 74,136

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

Shares	Dividend Rate	Value

Investment Company(k) – 1.7%
Goldman Sachs Financial Square Government Fund — Institutional Shares
7,239,289	5.248%	$ 7,239,289
(Cost $ 7,239,289)

TOTAL INVESTMENTS – 95.3% (Cost $ 499,313,864)		$416,798,036

OTHER ASSETS IN EXCESS OF LIABILITIES – 4.7%		20,723,245

NET ASSETS – 100.0%		$437,521,281

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(c)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on December 31, 2023.

(d)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(e)	Security is currently in default and/or non-income producing.

(f)	Guaranteed by a foreign government until maturity. Total market value of these securities amounts to $8,647,114, which represents approximately 2% of the Fund’s net assets as of December 31, 2023.

(g)	Actual maturity date is July 28, 2121.

(h)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on December 31, 2023.

(i)	Pay-in-kind securities.

(j)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect on December 31, 2023.

(k)	Represents an affiliated Issuer.

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At December 31, 2023, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

JPMorgan Securities, Inc.	AUD	656,000	JPY	61,538,113	03/21/24	$6,075
	AUD	3,142,196	USD	2,068,822	03/20/24	77,612
	CAD	3,616,804	USD	2,683,005	03/20/24	49,554
	CHF	296,222	EUR	315,000	01/15/24	4,820
	CHF	1,802,645	EUR	1,917,069	01/25/24	30,643
	CHF	653,699	USD	750,084	03/20/24	33,644
	CNH	12,363,828	USD	1,743,000	03/20/24	1,866
	COP	2,877,225,625	USD	696,311	02/07/24	40,258
	COP	1,888,786,561	USD	458,342	02/09/24	25,013
	COP	5,089,590,028	USD	1,167,472	02/16/24	133,365
	COP	3,479,989,792	USD	840,300	05/10/24	34,796
	EUR	1,169,439	CZK	28,770,409	01/25/24	7,033
	EUR	326,632	GBP	283,076	01/25/24	95
	EUR	400,000	PLN	1,732,400	03/20/24	3,216
	EUR	2,385,658	SEK	26,437,154	01/25/24	12,460
	EUR	3,225,141	USD	3,550,880	01/02/24	9,788
	EUR	5,133,034	USD	5,625,555	01/18/24	45,355
	EUR	13,930,660	USD	15,145,043	02/23/24	266,726
	EUR	4,011,018	USD	4,396,041	02/26/24	41,922
	EUR	62,009,371	USD	67,239,797	03/20/24	1,437,364
	EUR	18,929,482	USD	20,394,389	04/05/24	583,630
	GBP	347,557	EUR	400,680	01/15/24	445
	GBP	833,417	USD	1,008,146	01/10/24	54,229
	GBP	2,863,480	USD	3,597,711	02/09/24	53,031
	GBP	1,021,362	USD	1,297,647	03/20/24	4,744
	ILS	1,936,069	USD	521,893	02/22/24	13,583
	ILS	892,753	USD	242,873	03/20/24	4,314
	JPY	14,155,788	USD	96,568	02/13/24	4,515
	JPY	246,754,369	USD	1,714,589	03/21/24	57,939
	KRW	1,151,811,378	USD	876,868	03/20/24	16,730
	MXN	25,376,031	USD	1,402,871	02/07/24	81,894
	MXN	11,400,754	USD	623,074	03/08/24	40,858
	MXN	3,216,259	USD	181,653	03/20/24	5,279
	MXN	26,821,605	USD	1,452,862	04/10/24	100,819
	NOK	10,998,310	USD	1,004,643	03/20/24	79,805
	NZD	2,082,233	AUD	1,926,000	01/25/24	2,794
	NZD	4,619,874	USD	2,843,223	03/07/24	77,818
	NZD	701,159	USD	441,000	03/20/24	2,325
	PLN	53,765,328	USD	13,299,470	03/20/24	349,658
	SEK	37,316,339	EUR	3,339,519	01/25/24	13,206
	SEK	12,643,644	USD	1,221,558	03/20/24	36,002
	SGD	455,336	USD	344,680	01/16/24	612
	SGD	2,963,375	USD	2,235,603	01/25/24	12,650
	SGD	4,042,786	USD	3,019,880	03/20/24	54,816
	TWD	56,807,227	USD	1,823,351	03/13/24	57,601
	USD	16,433	COP	58,790,667	02/16/24	1,407
	USD	300,106	COP	1,179,718,612	05/10/24	3,449
	USD	1,368,717	EUR	1,233,842	01/18/24	5,584
	USD	647,357	EUR	580,264	02/23/24	5,400
	USD	16,903	EUR	14,704	02/26/24	634
	USD	19,361	EUR	16,596	04/05/24	970
	USD	32,446	MXN	550,220	02/07/24	252
	USD	10,774,724	PLN	42,339,710	03/08/24	24,039
	ZAR	60,978,526	USD	3,321,200	01/18/24	6,935
	ZAR	8,016,239	USD	429,738	03/20/24	5,409

TOTAL						$4,024,981

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

JPMorgan Securities, Inc.	AUD	5,120,823	NZD	5,532,511	01/25/24	$(5,089)
	CHF	1,114,117	EUR	1,203,881	01/25/24	(2,110)
	CNH	6,445,288	USD	911,484	03/20/24	(1,882)
	CZK	13,012,755	EUR	528,948	01/25/24	(3,198)
	EUR	1,219,386	CHF	1,145,970	01/25/24	(18,734)
	EUR	782,000	CHF	734,400	03/20/24	(14,395)
	EUR	328,028	CZK	8,115,253	01/25/24	(44)
	EUR	1,581,333	GBP	1,372,385	01/25/24	(1,989)
	EUR	797,000	NOK	9,464,853	03/20/24	(50,547)
	EUR	688,000	SEK	7,759,147	03/20/24	(9,759)
	EUR	411,712	USD	456,757	02/26/24	(1,221)
	GBP	274,767	EUR	317,997	01/25/24	(1,144)
	GBP	124,996	USD	159,921	02/09/24	(560)
	GBP	1,048,661	USD	1,340,827	03/20/24	(3,624)
	NZD	2,044,652	AUD	1,897,902	01/25/24	(1,800)
	NZD	654,299	AUD	607,336	03/20/24	(1,174)
	SEK	14,305,200	EUR	1,296,758	01/25/24	(13,233)
	SGD	483,103	USD	367,328	01/25/24	(807)
	TRY	13,500,892	USD	426,030	03/20/24	(1,143)
	USD	852,263	CAD	1,138,705	03/20/24	(8,048)
	USD	5,187,736	CNH	37,079,113	03/20/24	(45,116)
	USD	1,828,507	COP	7,527,464,515	02/09/24	(97,833)
	USD	916,467	COP	3,957,984,841	02/16/24	(95,146)
	USD	1,810,352	COP	7,468,650,656	05/10/24	(67,751)
	USD	1,063,117	CZK	24,075,351	03/20/24	(11,162)
	USD	3,526,125	EUR	3,224,505	01/02/24	(33,841)
	USD	2,860,399	EUR	2,595,740	01/18/24	(7,341)
	USD	83,499,430	EUR	76,935,855	02/14/24	(1,587,840)
	USD	17,409,234	EUR	16,183,101	02/23/24	(494,451)
	USD	1,654,245	EUR	1,504,939	02/26/24	(10,885)
	USD	870,431	EUR	795,882	03/20/24	(11,030)
	USD	18,757,573	EUR	17,470,255	04/05/24	(603,302)
	USD	986,361	GBP	813,206	01/10/24	(50,252)
	USD	3,752,442	GBP	2,986,294	02/09/24	(54,882)
	USD	3,918,647	GBP	3,108,639	03/20/24	(45,338)
	USD	130,120	HKD	1,015,539	02/28/24	(112)
	USD	24,592	HUF	8,783,252	03/20/24	(502)
	USD	757,146	ILS	2,800,258	03/20/24	(18,195)
	USD	1,298,036	JPY	183,649,196	03/21/24	(21,184)
	USD	552,342	KRW	722,469,031	03/13/24	(7,950)
	USD	431,490	KRW	562,309,216	03/20/24	(4,760)
	USD	1,398,069	MXN	24,825,811	02/07/24	(54,501)
	USD	644,082	MXN	11,400,754	03/08/24	(19,851)
	USD	199,637	MXN	3,536,879	03/20/24	(5,930)
	USD	1,507,159	MXN	26,821,605	04/10/24	(46,522)
	USD	5,943,629	NZD	9,688,242	03/20/24	(182,008)
	USD	871,000	PLN	3,433,078	03/20/24	(538)
	USD	172,274	SEK	1,740,699	01/30/24	(537)
	USD	1,305,268	SGD	1,727,497	01/25/24	(5,349)
	USD	881,000	SGD	1,169,029	03/20/24	(8,092)
	USD	4,785,959	ZAR	92,176,551	03/20/24	(217,691)

TOTAL						$(3,950,393)

FUTURES CONTRACTS — At December 31, 2023, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year U.S. Treasury Notes	145	03/19/24	$16,369,141	$(3,582)
2 Year U.S. Treasury Notes	117	03/28/24	24,091,945	189,964
20 Year U.S. Treasury Bonds	71	03/19/24	8,870,562	489,775
5 Year U.S. Treasury Notes	21	03/28/24	2,284,242	(2,085)
Ultra 10-Year U.S. Treasury Note	45	03/19/24	5,310,703	210,300

Total				$884,372

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Short position contracts:
Ultra Long U.S. Treasury Bonds	(19)	03/19/24	$(2,538,281)	$3,687

TOTAL FUTURES CONTRACTS				$888,059

SWAP CONTRACTS — At December 31, 2023, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

1M BID Average(a)	11.814%(a)	01/02/24	BRL	21,053		$(59,438)	$(35,194)	$(24,244)
1M BID Average(a)	12.300(a)	01/02/24		6,140		(3,921)	(22,484)	18,563
1M BID Average(a)	13.950(a)	01/02/24		42,280		58,236	(121,790)	180,026
12.795%(a)	1M BID Avg(a)	01/02/24		30,650		34,682	—	34,682
1M BID Average(a)	12.060(a)	01/02/25		64,020		15,462	1,404,238	(1,388,776)
1M BID Average(a)	12.063(a)	01/02/25		58,420		123,798	1,276,332	(1,152,534)
10.950(a)	1M BID Average(a)	01/02/25		3,600		17,725	(66,915)	84,640
12.713(a)	1M BID Average(a)	01/02/25		21,300		(80,909)	(559,857)	478,948
13.300(a)	1M BID Avg(a)	01/02/25		27,000		(150,937)	(775,081)	624,144
1M BID Average(a)	10.850(a)	01/02/26		113,500		248,483	50,983	197,500
1M BID Average(a)	12.915(a)	01/02/26		9,670		95,502	44,153	51,349
9.500(a)	Mexico Interbank TIIE 28 Days(a)	03/18/26	MXN	97,890	(b)	(19,081)	(2,569)	(16,512)
4M CNRR(c)	2.000(c)	03/20/26	CNY	80,940	(b)	(2,699)	(25,753)	23,054
3M KWCDC(c)	3.750(c)	03/20/26	KRW	16,934,740	(b)	158,199	9,524	148,675
3.250(d)	6M EURO(e)	03/20/26	EUR	4,480	(b)	(64,421)	(34,086)	(30,335)
3M JIBAR(c)	8.000(c)	03/20/26	ZAR	171,710	(b)	57,156	58,589	(1,433)
11.230(a)	1M BID Average(a)	01/04/27	BRL	9,930		(33,547)	22,293	(55,840)
10.286(a)	1M BID Average(a)	01/04/27		34,400		(64,131)	—	(64,131)
13.030(a)	1M BID Average(a)	01/04/27		5,821		(81,259)	—	(81,259)
1M BID Average(a)	8.495(a)	01/04/27		10,300		(152,821)	(186,600)	33,779
12M SOFR(d)	3.350(d)	10/06/27		$57,950	(b)	271,658	(180,050)	451,708
12M SOFR(d)	3.696(d)	09/22/28		38,250	(b)	378,579	(95,120)	473,699
11.500(a)	1M BID Average(a)	01/02/29	BRL	30,880		(283,941)	(110,052)	(173,889)
4M CNRR(c)	2.500(c)	03/20/29	CNY	32,270	(b)	45,247	10,302	34,945
3M KWCDC(c)	3.750(c)	03/20/29	KRW	17,239,750	(b)	493,923	111,505	382,418
8.500(c)	3M JIBAR(c)	03/20/29	ZAR	98,890	(b)	(94,570)	(97,458)	2,888
3.000(d)	6M EURO(e)	03/20/29	EUR	5,300	(b)	(176,493)	(140,116)	(36,377)
3.000(d)	6M EURO(e)	03/20/31		910	(b)	(39,569)	(32,483)	(7,086)
12M SOFR(d)	3.500(d)	12/20/33		$950		2,027	4,875	(2,848)
9.000(a)	Mexico Interbank TIIE 28 Days(a)	03/08/34	MXN	39,070	(b)	(98,238)	(76,829)	(21,409)

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

4.250%(d)	12M SOFR(d)	03/20/34		$1,670	(b)	$(116,182)	$(106,803)	$(9,379)
6M EURO(e)	3.000%(d)	03/20/34	EUR	210	(b)	11,087	10,543	544
3M KWCDC(c)	3.750(c)	03/20/34	KRW	1,113,890	(b)	59,609	43,302	16,307
6M WIBOR(e)	5.000(d)	03/20/34	PLN	11,910	(b)	135,302	129,176	6,126
3M JIBAR(c)	9.500(c)	03/20/34	ZAR	53,830	(b)	63,846	34,695	29,151
3.240(d)	12M SOFR(d)	10/06/35		$13,300	(b)	86,093	(199,439)	285,532
3.781(d)	12M SOFR(d)	09/22/36		8,630	(b)	(271,801)	136,649	(408,450)
3.000(d)	6M EURO(e)	03/20/39	EUR	1,540	(b)	(99,292)	(79,405)	(19,887)

TOTAL						$463,364	$399,075	$64,289

(a)	Payments made at monthly.
(b)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2023.
(c)	Payments made quarterly.
(d)	Payments made annually.
(e)	Payments made semi-annually.

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at December 31, 2023(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Purchased:
People’s Republic of China, 7.5%, 10/28/2027	(1.000)%	0.595%	12/20/28	$2,420	$(44,956)	$(26,185)	$(18,771)
Republic of Colombia, 10.375%, 12082	(1.000)	1.549	12/20/28	7,230	174,089	392,380	(218,291)
Republic of South Africa, 5.875%, 9/16/2025	(1.000)	2.018	12/20/28	4,260	189,182	289,097	(99,915)
Protection Sold:
Federative Republic of Brazil, 4.25%, 1/7/2025	1.000	1.311	12/20/28	6,611	(89,423)	(238,474)	149,051
Republic of Indonesia, 4.125%, 1/15/2025	1.000	0.701	12/20/28	5,680	78,099	7,278	70,821
Republic of the Philippines, 10.625%, 3/16/2025	1.000	0.624	12/20/28	4,410	76,165	18,763	57,402
United Mexican States, 4.150%, 03/28/27	1.000	0.880	12/20/28	4,640	26,626	(53,137)	79,763

TOTAL					$409,782	$389,722	$20,060

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At December 31, 2023, the Fund had the following purchased and written options:

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
Call USD/Put COP	Barclays Bank PLC	4,200.000%	02/14/2024	1,111,000	$1,111,000	$6,671	$54,695	$(48,024)
Call USD/Put MXN	BofA Securities LLC	17.875	02/05/2024	1,108,000	1,108,000	4,210	38,270	(34,060)
Call EUR/Put USD	Deutsche Bank AG (London)	1.107	01/16/2024	6,401,000	6,401,000	37,438	38,304	(866)
Call USD/Put COP	MS & Co. Int. PLC	4,300.000	02/07/2024	1,101,000	1,101,000	3,175	49,380	(46,205)
Call USD/Put COP	UBS AG (London)	4,232.000	05/08/2024	930,000	930,000	18,404	42,687	(24,283)

				10,651,000	$10,651,000	$69,898	$223,336	$(153,438)

Puts
Put USD/Call COP	Barclays Bank PLC	4,200.000	02/14/2024	1,111,000	1,111,000	88,519	43,496	45,023
Put USD/Call MXN	BofA Securities LLC	17.875	02/05/2024	1,108,000	1,108,000	56,538	38,270	18,268
Put EUR/Call USD	Capital Securities Corp.	1.091	01/16/2024	6,429,955	6,429,955	14,090	35,565	(21,475)
Put EUR/Call USD	Capital Securities Corp.	1.083	02/22/2024	5,063,000	5,063,000	17,724	35,968	(18,244)
Put GBP/Call USD	HSBC Bank PLC	1.198	02/07/2024	3,000,000	3,000,000	489	23,080	(22,591)
Put EUR/Call USD	MS & Co. Int. PLC	1.082	02/21/2024	7,816,000	7,816,000	25,566	107,731	(82,165)
Put USD/Call COP	MS & Co. Int. PLC	4,300.000	02/07/2024	1,101,000	1,101,000	113,752	49,380	64,372
Put EUR/Call USD	UBS AG (London)	1.060	04/03/2024	6,239,937	6,239,937	14,680	141,916	(127,236)
Put USD/Call COP	UBS AG (London)	4,232.000	05/08/2024	930,000	930,000	77,440	42,687	34,753

				32,798,892	$32,798,892	$408,798	$518,093	$(109,295)

Total purchased option contracts				43,449,892	$43,449,892	$478,696	$741,429	$(262,733)

Written option contracts
Calls
Call EUR/Put SEK	Barclays Bank PLC	11.275	01/10/2024	(1,122,000)	(1,122,000)	(1,276)	(9,964)	8,688
Call EUR/Put CZK	BofA Securities LLC	24.320	01/02/2024	(1,116,000)	(1,116,000)	(18,330)	(6,713)	(11,617)
Call EUR/Put GBP	Capital Securities Corp.	0.858	01/04/2024	(1,113,000)	(1,113,000)	(11,935)	(6,777)	(5,158)
Call EUR/Put USD	Capital Securities Corp.	1.107	01/16/2024	(6,401,000)	(6,401,000)	(37,438)	(22,225)	(15,213)
Call AUD/Put NZD	Citibank NA	1.074	01/12/2024	(1,832,000)	(1,832,000)	(7,555)	(6,587)	(968)
Call AUD/Put NZD	Citibank NA	1.079	01/18/2024	(1,835,000)	(1,835,000)	(5,246)	(6,624)	1,378
Call EUR/Put SEK	Deutsche Bank AG (London)	11.125	01/25/2024	(1,125,000)	(1,125,000)	(9,521)	(10,588)	1,067
Call EUR/Put CHF	HSBC Bank PLC	0.942	01/25/2024	(1,125,000)	(1,125,000)	(2,427)	(8,114)	5,687
Call AUD/Put NZD	JPMorgan Securities, Inc.	1.071	01/04/2024	(1,819,000)	(1,819,000)	(8,743)	(5,972)	(2,771)
Call USD/Put SGD	JPMorgan Securities, Inc.	1.322	01/25/2024	(1,235,000)	(1,235,000)	(5,045)	(6,432)	1,387
Call AUD/Put NZD	MS & Co. Int. PLC	1.081	01/25/2024	(1,821,000)	(1,821,000)	(5,197)	(6,833)	1,636
Call EUR/Put CHF	MS & Co. Int. PLC	0.947	01/04/2024	(1,113,000)	(1,113,000)	(86)	(7,283)	7,197
Call EUR/Put SEK	MS & Co. Int. PLC	11.080	01/29/2024	(1,117,000)	(1,117,000)	(12,747)	(10,601)	(2,146)
Call USD/Put MXN	MS & Co. Int. PLC	17.875	02/05/2024	(1,108,000)	(1,108,000)	(4,210)	(39,899)	35,689
Call USD/Put SGD	MS & Co. Int. PLC	1.340	01/12/2024	(1,201,000)	(1,201,000)	(519)	(6,458)	5,939
Call EUR/Put CHF	UBS AG (London)	0.948	01/18/2024	(1,130,000)	(1,130,000)	(928)	(7,311)	6,383
Call EUR/Put CZK	UBS AG (London)	24.650	01/25/2024	(1,125,000)	(1,125,000)	(8,851)	(7,279)	(1,572)
Call EUR/Put SEK	UBS AG (London)	11.300	01/04/2024	(1,113,000)	(1,113,000)	(216)	(9,707)	9,491
Call USD/Put SGD	UBS AG (London)	1.327	01/17/2024	(1,231,000)	(1,231,000)	(2,856)	(6,173)	3,317

				(29,682,000)	$(29,682,000)	$(143,126)	$(191,540)	$48,414

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY (continued)

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Puts
Put EUR/Call SEK	Barclays Bank PLC	11.275%	01/10/2024	(1,122,000)	$(1,122,000)	$(18,659)	$(9,964)	$(8,695)
Put EUR/Call CZK	BofA Securities LLC	24.320	01/02/2024	(1,116,000)	(1,116,000)	(11)	(6,713)	6,702
Put EUR/Call GBP	Capital Securities Corp.	0.858	01/04/2024	(1,113,000)	(1,113,000)	(134)	(6,777)	6,643
Put AUD/Call NZD	Citibank NA	1.074	01/12/2024	(1,832,000)	(1,832,000)	(2,263)	(6,587)	4,324
Put AUD/Call NZD	Citibank NA	1.079	01/18/2024	(1,835,000)	(1,835,000)	(5,527)	(6,624)	1,097
Put EUR/Call SEK	Deutsche Bank AG (London)	11.125	01/25/2024	(1,125,000)	(1,125,000)	(10,231)	(10,588)	357
Put EUR/Call CHF	HSBC Bank PLC	0.942	01/25/2024	(1,125,000)	(1,125,000)	(21,294)	(8,114)	(13,180)
Put AUD/Call NZD	JPMorgan Securities, Inc.	1.071	01/04/2024	(1,819,000)	(1,819,000)	(368)	(5,972)	5,604
Put USD/Call SGD	JPMorgan Securities, Inc.	1.322	01/25/2024	(1,235,000)	(1,235,000)	(8,807)	(6,432)	(2,375)
Put AUD/Call NZD	MS & Co. Int. PLC	1.081	01/25/2024	(1,821,000)	(1,821,000)	(7,549)	(6,833)	(716)
Put EUR/Call CHF	MS & Co. Int. PLC	0.947	01/04/2024	(1,113,000)	(1,113,000)	(24,339)	(7,283)	(17,056)
Put EUR/Call SEK	MS & Co. Int. PLC	11.080	01/29/2024	(1,117,000)	(1,117,000)	(8,478)	(10,601)	2,123
Put USD/Call MXN	MS & Co. Int. PLC	17.875	02/05/2024	(1,108,000)	(1,108,000)	(56,538)	(39,899)	(16,639)
Put USD/Call SGD	MS & Co. Int. PLC	1.340	01/12/2024	(1,201,000)	(1,201,000)	(19,883)	(6,458)	(13,425)
Put EUR/Call CHF	UBS AG (London)	0.948	01/18/2024	(1,130,000)	(1,130,000)	(27,357)	(7,311)	(20,046)
Put EUR/Call CZK	UBS AG (London)	24.650	01/25/2024	(1,125,000)	(1,125,000)	(4,781)	(7,279)	2,498
Put EUR/Call SEK	UBS AG (London)	11.300	01/04/2024	(1,113,000)	(1,113,000)	(20,224)	(9,707)	(10,517)
Put EUR/Call USD	UBS AG (London)	1.082	02/21/2024	(7,816,000)	(7,816,000)	(25,566)	(266,174)	240,608
Put USD/Call SGD	UBS AG (London)	1.327	01/17/2024	(1,231,000)	(1,231,000)	(10,705)	(6,173)	(4,532)

				(31,097,000)	$(31,097,000)	$(272,714)	$(435,489)	$162,775

Total written option contracts				(60,779,000)	$(60,779,000)	$(415,840)	$(627,029)	$211,189

TOTAL				(17,329,108)	$(17,329,108)	$62,856	$114,400	$(51,544)

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

Currency Abbreviations:
AUD	— Australian Dollar
BRL	— Brazil Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CNH	— Chinese Yuan Renminbi Offshore
CNY	— Chinese Yuan Renminbi
COP	— Colombia Peso
CZK	— Czech Republic Koruna
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
HUF	— Hungarian Forint
ILS	— Israeli Shekel
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PLN	— Polish Zloty
SEK	— Swedish Krona
SGD	— Singapore Dollar
TRY	— Turkish Lira
TWD	— Taiwan Dollar
USD	— U.S. Dollar
ZAR	— South African Rand

Investment Abbreviations:
CMT	— Constant Maturity Treasury Indexes
LLC	— Limited Liability Company
NR	— Not Rated
PLC	— Public Limited Company
USD	— US. Dollar
WR	— Withdrawn Rating

Abbreviations:
1M BID Avg	— 1 Month Brazilian Interbank Deposit Average
BofA Securities	— Bank of America Securities LLC
EURO	— Euro Offered Rate
JIBAR	— Johannesburg Interbank Agreed Rate
KWCDC	— South Korean Won Certificate of Deposit
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC
SOFR	— Secured Overnight Financing Rate
TIIE	— La Tasa de Interbank Equilibrium Interest Rate
USD	— US. Dollar
WIBOR	— Warsaw Interbank Offered Rate

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments

December 31, 2023 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – 87.5%
Advertising(a)(b) – 0.3%
Outfront Media Capital LLC/Outfront Media Capital Corp.
	$2,539,000	4.250%		01/15/29	$ 2,289,111
Summer BC Bidco B LLC
	2,676,000	5.500		10/31/26	2,511,239

					4,800,350

Aerospace & Defense – 2.5%
Howmet Aerospace, Inc.(a)
	289,000	6.875		05/01/25	293,118
	3,040,000	3.000		01/15/29	2,777,131
Moog, Inc.(a)(b)
	4,712,000	4.250		12/15/27	4,469,568
Rolls-Royce PLC
GBP	2,415,000	3.375		06/18/26	2,921,226
Spirit AeroSystems, Inc.(a)(b)
	$2,462,000	9.375		11/30/29	2,695,693
TransDigm, Inc.(a)
	1,000,000	6.250	(b)	03/15/26	998,810
	1,200,000	7.500		03/15/27	1,206,456
	5,323,000	5.500		11/15/27	5,225,376
	2,584,000	6.750	(b)	08/15/28	2,651,778
	3,570,000	4.625		01/15/29	3,347,303
	8,868,000	4.875		05/01/29	8,303,641
	5,250,000	6.875	(b)	12/15/30	5,405,610
Triumph Group, Inc.(a)(b)
	5,947,000	9.000		03/15/28	6,320,353

					46,616,063

Airlines – 1.1%
American Airlines, Inc.(a)(b)
	7,750,000	7.250		02/15/28	7,872,295
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(b)
	1,975,000	5.500		04/20/26	1,959,003
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd.(a)(b)
	7,091,852	5.750		01/20/26	6,695,488
United Airlines Holdings, Inc.
	2,875,000	5.000		02/01/24	2,875,862
VistaJet Malta Finance PLC/Vista Management Holding, Inc.(a)(b)(c)
	1,585,000	9.500		06/01/28	1,340,942

					20,743,590

Apparel(a) – 0.2%
Tapestry, Inc.
	4,340,000	7.350		11/27/28	4,554,873

Auto Parts & Equipment(a)(b) – 0.3%
Clarios Global LP/Clarios U.S. Finance Co.
	5,010,000	6.750		05/15/28	5,158,046

Automotive(a) – 3.1%
Adient Global Holdings Ltd.(b)
	2,789,000	7.000		04/15/28	2,891,747
Allison Transmission, Inc.(b)
	3,128,000	3.750		01/30/31	2,761,680

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Automotive(a) – (continued)
Clarios Global LP/Clarios U.S. Finance Co.(b)
	$4,111,000	8.500%	05/15/27	$ 4,139,736
Dana Financing Luxembourg SARL(b)
EUR	1,175,000	3.000	07/15/29	1,145,065
Dana, Inc.
	$4,853,000	5.375	11/15/27	4,821,310
	2,260,000	5.625	06/15/28	2,239,976
	1,205,000	4.250	09/01/30	1,078,138
Dealer Tire LLC/DT Issuer LLC(b)
	5,849,000	8.000	02/01/28	5,799,167
Dornoch Debt Merger Sub, Inc.(b)
	2,046,000	6.625	10/15/29	1,842,648
Ford Motor Credit Co. LLC
	1,350,000	4.687	06/09/25	1,325,322
	3,020,000	3.375	11/13/25	2,888,962
	1,560,000	6.950	03/06/26	1,598,376
	5,425,000	4.950	05/28/27	5,296,536
	2,803,000	3.815	11/02/27	2,615,395
	2,315,000	2.900	02/16/28	2,077,828
General Motors Financial Co., Inc.
	1,915,000	2.350	01/08/31	1,583,705
IHO Verwaltungs GmbH(b)(d)
	900,000	6.000	05/15/27	882,126
EUR	970,000	8.750	05/15/28	1,167,431
	$2,985,000	6.375	05/15/29	2,926,016
(PIK 5.500%, Cash 4.750%)
	3,960,000	4.750	09/15/26	3,791,264
Nissan Motor Acceptance Co. LLC(b)
	2,669,000	2.000	03/09/26	2,454,573
ZF North America Capital, Inc.(b)
	2,085,000	6.875	04/14/28	2,167,608

				57,494,609

Banks – 2.0%
Bank of America Corp.(a)(e) (5 yr. CMT + 1.200%)
	5,198,000	2.482	09/21/36	4,124,249
Bank of New York Mellon Corp.(a)(e) (5 yr. CMT + 4.358%)
	1,550,000	4.700	09/20/25	1,513,792
Barclays PLC(a)(e) (5 yr. CMT + 5.672%)
	2,472,000	8.000	06/15/24	2,455,166
Citigroup, Inc.(a)(e) (3 mo. USD Term SOFR + 3.685%)
	2,430,000	6.300	05/15/24	2,407,717
Comerica, Inc.(a)(e) (5 yr. CMT + 5.291%)
	1,550,000	5.625	07/01/25	1,459,961
Credit Suisse AG
	2,135,000	7.950	01/09/25	2,181,394
Danske Bank AS(a)(b)(e) (1 yr. CMT + 2.100%)
	2,135,000	6.466	01/09/26	2,150,543
Deutsche Bank AG(a)(e) (Secured Overnight Financing Rate + 2.757%)
	2,225,000	3.729	01/14/32	1,865,151
Intesa Sanpaolo SpA(b)
	2,350,000	5.017	06/26/24	2,325,254

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Morgan Stanley(a)(e) (Secured Overnight Financing Rate + 1.360%)
	$3,575,000	2.484%	09/16/36	$ 2,837,728
PNC Financial Services Group, Inc.(a)(e) (5 yr. CMT + 3.238%)
	4,462,000	6.200	09/15/27	4,358,615
Toronto-Dominion Bank(a)(e) (5 yr. CMT + 4.075%)
	1,475,000	8.125	10/31/82	1,539,339
UBS Group AG(a)(b)(e) (5 yr. CMT + 4.745%)
	1,000,000	9.250	11/13/28	1,077,500
UniCredit SpA(a)(b)(e) (5 yr. CMT + 4.750%)
	3,415,000	5.459	06/30/35	3,206,822
Wells Fargo & Co.(a)(e)
	1,550,000	5.875	06/15/25	1,534,593
(5 yr. CMT + 3.606%)
	2,040,000	7.625	09/15/28	2,138,450

				37,176,274

Beverages(a)(b) – 0.2%
Primo Water Holdings, Inc.
	3,300,000	4.375	04/30/29	3,046,395

Building Materials(a) – 2.1%
Builders FirstSource, Inc.(b)
	5,180,000	5.000	03/01/30	5,004,087
Carrier Global Corp.
	1,910,000	3.377	04/05/40	1,538,601
CP Atlas Buyer, Inc.(b)(c)
	7,292,000	7.000	12/01/28	6,360,957
Emerald Debt Merger Sub LLC(b)
	4,030,000	6.625	12/15/30	4,138,971
James Hardie International Finance DAC(b)
	5,125,000	5.000	01/15/28	4,981,141
Masonite International Corp.(b)
	3,999,000	5.375	02/01/28	3,866,233
	1,241,000	3.500	02/15/30	1,074,880
Smyrna Ready Mix Concrete LLC(b)
	6,780,000	6.000	11/01/28	6,693,419
	3,000,000	8.875	11/15/31	3,157,170
Standard Industries, Inc.(b)
	1,880,000	5.000	02/15/27	1,833,282
	1,230,000	4.750	01/15/28	1,184,552

				39,833,293

Capital Goods(a)(b) – 0.1%
Cirsa Finance International SARL
EUR	2,040,000	10.375	11/30/27	2,454,744

Chemicals(a)(b) – 3.4%
Ashland, Inc.(c)
	$2,340,000	3.375	09/01/31	2,022,181
Avient Corp.
	2,660,000	7.125	08/01/30	2,758,367
Axalta Coating Systems LLC
	2,760,000	3.375	02/15/29	2,482,316

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Chemicals(a)(b) – (continued)
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV
	$3,205,000	4.750%		06/15/27	$ 3,111,895
Chemours Co.
	2,911,000	5.750		11/15/28	2,773,310
	4,022,000	4.625		11/15/29	3,530,592
Herens Holdco SARL
	4,229,000	4.750		05/15/28	3,457,715
Ingevity Corp.
	2,946,000	3.875		11/01/28	2,647,128
Minerals Technologies, Inc.
	3,421,000	5.000		07/01/28	3,280,055
Olympus Water U.S. Holding Corp.
EUR	750,000	3.875		10/01/28	759,772
	$6,830,000	4.250		10/01/28	6,175,003
	4,045,000	9.750		11/15/28	4,312,496
	658,000	6.250	(c)	10/01/29	587,166
Polar U.S. Borrower LLC/Schenectady International Group, Inc.
	2,544,000	6.750		05/15/26	814,080
SCIL IV LLC/SCIL USA Holdings LLC
	2,834,000	5.375		11/01/26	2,716,417
SNF Group SACA
	2,760,000	3.125		03/15/27	2,513,366
	3,870,000	3.375		03/15/30	3,307,109
Tronox, Inc.
	3,156,000	4.625		03/15/29	2,793,975
Valvoline, Inc.
	2,095,000	4.250		02/15/30	2,083,540
	1,946,000	3.625		06/15/31	1,660,814
Vibrantz Technologies, Inc.
	2,910,000	9.000		02/15/30	2,289,559
WR Grace Holdings LLC
	2,893,000	4.875		06/15/27	2,787,203
	1,914,000	5.625		08/15/29	1,690,483
	2,610,000	7.375		03/01/31	2,611,514

					63,166,056

Commercial Services – 4.3%
ADT Security Corp.(a)(b)
	4,551,000	4.125		08/01/29	4,208,355
Allied Universal Holdco LLC/Allied Universal Finance Corp.(a)(b)
	1,885,000	9.750		07/15/27	1,846,056
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL(a)(b)
	1,474,000	4.625		06/01/28	1,349,123
	2,626,000	4.625		06/01/28	2,408,515
APi Group DE, Inc.(a)(b)
	6,373,000	4.125		07/15/29	5,828,618
	2,159,000	4.750		10/15/29	2,024,797
APX Group, Inc.(a)(b)
	1,525,000	6.750		02/15/27	1,526,220
	10,145,000	5.750		07/15/29	9,470,865
Autostrade per l’Italia SpA(a)
EUR	2,690,000	2.000		12/04/28	2,727,572

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Commercial Services – (continued)
BCP V Modular Services Finance II PLC(a)(b)
EUR	1,780,000	4.750%		11/30/28	$ 1,818,676
Block, Inc.(a)
	$2,689,000	2.750		06/01/26	2,532,177
Brink’s Co.(a)(b)
	4,033,000	4.625		10/15/27	3,875,068
Garda World Security Corp.(a)(b)
	2,397,000	7.750		02/15/28	2,492,257
Gartner, Inc.(a)(b)
	2,202,000	3.625		06/15/29	1,991,621
Herc Holdings, Inc.(a)(b)
	3,019,000	5.500		07/15/27	2,983,617
MPH Acquisition Holdings LLC(a)(b)(c)
	9,127,000	5.750		11/01/28	7,532,513
NESCO Holdings II, Inc.(a)(b)
	1,618,000	5.500		04/15/29	1,499,012
Paysafe Finance PLC/Paysafe Holdings U.S. Corp.(a)(b)(c)
	3,400,000	4.000		06/15/29	3,005,634
Prime Security Services Borrower LLC/Prime Finance, Inc.(b)
	290,000	5.250		04/15/24	289,078
	4,553,000	3.375	(a)	08/31/27	4,215,258
	2,953,000	6.250	(a)	01/15/28	2,924,504
PROG Holdings, Inc.(a)(b)
	5,520,000	6.000		11/15/29	5,146,572
Q-Park Holding I BV(a)
EUR	769,000	1.500		03/01/25	830,736
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.(a)(b)
	$2,701,000	4.625		11/01/26	2,618,241
TriNet Group, Inc.(a)(b)
	3,191,000	3.500		03/01/29	2,859,998
	1,225,000	7.125		08/15/31	1,263,048
Verisure Holding AB(a)(b)
EUR	650,000	3.250		02/15/27	688,843
Verisure Midholding AB(a)(b)
	725,000	5.250		02/15/29	762,699

					80,719,673

Computers(a) – 1.2%
Ahead DB Holdings LLC(b)
	$2,695,000	6.625		05/01/28	2,369,714
Crowdstrike Holdings, Inc.
	6,771,000	3.000		02/15/29	6,102,431
KBR, Inc.(b)
	2,613,000	4.750		09/30/28	2,425,779
McAfee Corp.(b)
	3,170,000	7.375		02/15/30	2,902,357
Science Applications International Corp.(b)
	2,354,000	4.875		04/01/28	2,251,530
Seagate HDD Cayman
	1,270,000	8.250	(b)	12/15/29	1,369,263
	2,561,220	9.625		12/01/32	2,928,345
Virtusa Corp.(b)(c)
	2,960,000	7.125		12/15/28	2,544,120

					22,893,539

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Cosmetics & Personal Care(a)(b) – 0.1%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC
$1,845,000	6.625%		07/15/30	$ 1,895,996

Distribution & Wholesale(a)(b) – 1.0%
American Builders & Contractors Supply Co., Inc.
10,439,000	3.875		11/15/29	9,304,385
BCPE Empire Holdings, Inc.
4,392,000	7.625		05/01/27	4,244,956
H&E Equipment Services, Inc.
6,180,000	3.875		12/15/28	5,612,614

				19,161,955

Diversified Financial Services – 4.6%
AerCap Holdings NV(a)(e) (5 yr. CMT + 4.535%)
5,253,000	5.875		10/10/79	5,192,801
Ally Financial, Inc.(a)
2,606,000	5.750		11/20/25	2,599,772
(5 yr. CMT + 3.868%)
6,075,000	4.700	(e)	05/15/26	4,582,737
American Express Co.(a)(e) (5 yr. CMT + 2.854%)
525,000	3.550		09/15/26	449,977
Capital One Financial Corp.(a)(e) (5 yr. CMT + 3.157%)
2,085,000	3.950		09/01/26	1,675,131
Castlelake Aviation Finance DAC(a)(b)
7,400,000	5.000		04/15/27	6,945,862
Charles Schwab Corp.(a)(e) (3 mo. USD LIBOR + 2.575%)
3,305,000	5.000		12/01/27	2,786,445
Global Aircraft Leasing Co. Ltd.(a)(b)(d) (PIK 7.250%, Cash 6.500%)
7,924,559	6.500		09/15/24	7,461,527
Icahn Enterprises LP/Icahn Enterprises Finance Corp.(a)
2,555,000	4.750		09/15/24	2,539,236
Jane Street Group/JSG Finance, Inc.(a)(b)
2,731,000	4.500		11/15/29	2,545,019
Jefferies Finance LLC/JFIN Co.-Issuer Corp.(a)(b)
3,928,000	5.000		08/15/28	3,558,729
Macquarie Airfinance Holdings Ltd.(a)(b)
4,326,000	8.375		05/01/28	4,528,111
Navient Corp.
2,880,000	6.750		06/15/26	2,925,821
2,815,000	5.000	(a)	03/15/27	2,718,474
4,060,000	5.500	(a)	03/15/29	3,745,715
NFP Corp.(a)(b)
4,924,000	6.875		08/15/28	5,008,545
OneMain Finance Corp.
5,646,000	6.875		03/15/25	5,692,692
2,793,000	7.125		03/15/26	2,846,151
1,458,000	3.500	(a)	01/15/27	1,352,747
690,000	9.000	(a)	01/15/29	729,758
3,380,000	7.875	(a)	03/15/30	3,485,557
2,254,000	4.000	(a)	09/15/30	1,928,680
United Wholesale Mortgage LLC(a)(b)
3,641,000	5.500		04/15/29	3,446,024

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Diversified Financial Services – (continued)
VistaJet Malta Finance PLC/Vista Management Holding, Inc.(a)(b)(c)
	$7,319,000	7.875%		05/01/27	$ 6,336,351
	3,035,000	6.375		02/01/30	2,120,676

					87,202,538

Electrical – 0.6%
Duke Energy Corp.(b)
	2,045,000	4.125		04/15/26	2,050,112
Edison International(a)(e) (5 yr. CMT + 4.698%)
	4,285,000	5.375		03/15/26	4,076,021
NextEra Energy Operating Partners LP(a)(b)
	2,185,000	7.250		01/15/29	2,289,290
Pike Corp.(a)(b)
	2,442,000	5.500		09/01/28	2,326,200

					10,741,623

Electronics(b) – 1.1%
Atkore, Inc.(a)
	2,593,000	4.250		06/01/31	2,338,264
Coherent Corp.(a)
	2,689,000	5.000		12/15/29	2,555,384
Imola Merger Corp.(a)
	4,151,000	4.750		05/15/29	3,939,299
Sensata Technologies BV
	2,469,000	5.000		10/01/25	2,471,765
	1,135,000	4.000	(a)	04/15/29	1,055,584
	3,139,000	5.875	(a)	09/01/30	3,123,776
Sensata Technologies, Inc.(a)
	3,389,000	4.375		02/15/30	3,155,328
	1,519,000	3.750		02/15/31	1,338,603

					19,978,003

Engineering & Construction(a)(b) – 0.8%
Dycom Industries, Inc.
	4,674,000	4.500		04/15/29	4,328,825
Global Infrastructure Solutions, Inc.
	8,148,000	5.625		06/01/29	7,488,664
	3,693,000	7.500		04/15/32	3,419,533

					15,237,022

Entertainment(a) – 3.7%
Allen Media LLC/Allen Media Co.-Issuer, Inc.(b)
	9,832,000	10.500		02/15/28	5,229,149
Banijay Entertainment SASU(b)
	2,610,000	8.125		05/01/29	2,689,214
Banijay Group SAS(b)
EUR	1,275,000	6.500		03/01/26	1,404,609
Boyne USA, Inc.(b)
	$3,628,000	4.750		05/15/29	3,420,551
Caesars Entertainment, Inc.(b)
	2,588,000	8.125		07/01/27	2,652,389
	2,050,000	7.000		02/15/30	2,107,585
Cinemark USA, Inc.(b)
	2,760,000	5.875		03/15/26	2,711,562

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Entertainment(a) – (continued)
Cinemark USA, Inc.(b) – (continued)
	$1,925,000	5.250	%(c)	07/15/28	$ 1,766,861
Everi Holdings, Inc.(b)
	3,190,000	5.000		07/15/29	2,907,111
International Game Technology PLC
	2,511,000	4.125	(b)	04/15/26	2,438,733
EUR	2,364,000	2.375		04/15/28	2,423,325
	$3,131,000	5.250	(b)	01/15/29	3,060,678
Light & Wonder International, Inc.(b)
	1,500,000	7.500		09/01/31	1,566,855
Live Nation Entertainment, Inc.(b)
	4,941,000	3.750		01/15/28	4,634,114
Motion Bondco DAC(b)(c)
	2,235,000	6.625		11/15/27	2,072,895
Penn Entertainment, Inc.(b)
	2,900,000	5.625		01/15/27	2,818,104
	1,580,000	4.125		07/01/29	1,355,529
Pinewood Finance Co. Ltd.
GBP	2,125,000	3.250	(b)	09/30/25	2,628,944
	2,265,000	3.250		09/30/25	2,802,145
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.(b)
	$4,764,000	5.625		09/01/29	3,773,326
Resorts World Las Vegas LLC/RWLV Capital, Inc.
	3,500,000	8.450	(b)	07/27/30	3,599,575
	900,000	8.450		07/27/30	925,605
SeaWorld Parks & Entertainment, Inc.(b)
	5,450,000	5.250		08/15/29	5,110,738
WMG Acquisition Corp.(b)
	1,655,000	3.750		12/01/29	1,514,606
	1,200,000	3.875		07/15/30	1,086,108
	2,922,000	3.000		02/15/31	2,519,085

					69,219,396

Environmental(a)(b) – 0.5%
GFL Environmental, Inc.
	2,216,000	4.000		08/01/28	2,044,792
	3,460,000	3.500		09/01/28	3,183,131
	3,235,000	4.375		08/15/29	2,984,384
	720,000	6.750		01/15/31	741,809

					8,954,116

Food & Drug Retailing – 2.0%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)(b)
	272,000	4.625		01/15/27	263,720
	3,744,000	3.500		03/15/29	3,398,654
Boparan Finance PLC(a)
GBP	2,673,000	7.625		11/30/25	3,032,354
Chobani LLC/Chobani Finance Corp., Inc.(a)(b)
	$2,363,000	7.500		04/15/25	2,361,535
Iceland Bondco PLC(a)(b)
GBP	1,105,000	10.875		12/15/27	1,469,687
New Albertsons LP
	$3,100,000	7.450		08/01/29	3,235,780

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Food & Drug Retailing – (continued)
Performance Food Group, Inc.(a)(b)
	$1,500,000	5.500%		10/15/27	$ 1,479,060
	6,255,000	4.250		08/01/29	5,739,338
Post Holdings, Inc.(a)(b)
	2,456,000	5.750		03/01/27	2,449,639
	268,000	5.625		01/15/28	265,253
	4,673,000	5.500		12/15/29	4,513,043
	3,980,000	4.625		04/15/30	3,675,729
Sigma Holdco BV(a)(b)(c)
	4,900,000	7.875		05/15/26	4,388,538
U.S. Foods, Inc.(a)(b)
	1,600,000	6.875		09/15/28	1,650,224

					37,922,554

Forest Products & Paper(a) – 0.1%
Mercer International, Inc.
	2,248,000	5.500		01/15/26	2,161,137

Gaming(a) – 1.0%
Las Vegas Sands Corp.
	6,859,000	3.200		08/08/24	6,725,867
Melco Resorts Finance Ltd.(b)
	2,395,000	4.875		06/06/25	2,325,396
MGM Resorts International
	5,355,000	5.500		04/15/27	5,312,374
Sands China Ltd.
	2,315,000	5.375		08/08/25	2,277,381
Wynn Macau Ltd.(b)
	2,072,000	4.875		10/01/24	2,043,510

					18,684,528

Gas(a) – 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp.
	3,536,000	5.750		05/20/27	3,439,255

Hand/Machine Tools(b) – 0.1%
Regal Rexnord Corp.
	2,165,000	6.050		02/15/26	2,188,101

Healthcare Providers & Services(a) – 2.9%
Catalent Pharma Solutions, Inc.(b)
	2,000,000	5.000		07/15/27	1,938,200
	5,539,000	3.500	(c)	04/01/30	4,837,984
Centene Corp.
	12,000	4.625		12/15/29	11,529
	2,570,000	3.375		02/15/30	2,306,138
	4,574,000	2.500		03/01/31	3,811,148
	911,000	2.625		08/01/31	759,665
CHS/Community Health Systems, Inc.(b)
	989,000	8.000		03/15/26	986,943
	4,919,000	5.625		03/15/27	4,570,440
IQVIA, Inc.(b)
	2,880,000	6.250		02/01/29	3,007,526
Laboratoire Eimer Selas(b)
EUR	600,000	5.000		02/01/29	536,520
LifePoint Health, Inc.(b)
	$2,530,000	11.000		10/15/30	2,668,770

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Healthcare Providers & Services(a) – (continued)
Medline Borrower LP(b)
	$5,341,000	3.875%		04/01/29	$ 4,830,934
	3,648,000	5.250		10/01/29	3,445,062
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc.(b)
	8,661,000	9.750		12/01/26	8,634,671
Tenet Healthcare Corp.
	850,000	6.250		02/01/27	852,593
	4,097,000	4.625		06/15/28	3,904,933
	3,270,000	4.250		06/01/29	3,044,501
	1,592,000	6.125		06/15/30	1,609,735
	2,465,000	6.750	(b)	05/15/31	2,523,149

					54,280,441

Holding Companies-Diversified(a)(b) – 0.1%
Benteler International AG
EUR	1,745,000	9.375		05/15/28	2,056,425

Home Builders(a)(b) – 0.5%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC
	$1,645,000	5.000		06/15/29	1,469,594
	1,031,000	4.875		02/15/30	909,579
LGI Homes, Inc.
	2,141,000	4.000		07/15/29	1,854,042
Thor Industries, Inc.
	5,925,000	4.000		10/15/29	5,287,529

					9,520,744

Household Products(a) – 0.2%
Central Garden & Pet Co.
	2,307,000	4.125		10/15/30	2,099,416
	1,000,000	4.125	(b)	04/30/31	885,510

					2,984,926

Housewares(a) – 0.1%
Newell Brands, Inc.
	1,282,000	4.875		06/01/25	1,260,911
	1,745,000	6.500		04/01/46	1,441,667

					2,702,578

Insurance(a) – 0.9%
Acrisure LLC/Acrisure Finance, Inc.(b)
	7,413,000	4.250		02/15/29	6,755,171
	1,140,000	6.000		08/01/29	1,036,579
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer(b)
	2,884,000	6.750		10/15/27	2,874,137
	2,355,000	6.750		04/15/28	2,411,096
USI, Inc.(b)
	1,260,000	7.500		01/15/32	1,289,887
Voya Financial, Inc.(e) (5 yr. CMT + 3.358%)
	2,597,000	7.748		09/15/28	2,691,401

					17,058,271

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Internet(a)(b) – 1.7%
ANGI Group LLC(c)
	$3,624,000	3.875%		08/15/28	$ 3,060,504
Cars.com, Inc.
	3,260,000	6.375		11/01/28	3,146,422
Gen Digital, Inc.
	6,145,000	6.750		09/30/27	6,250,387
ION Trading Technologies SARL
	2,087,000	5.750		05/15/28	1,847,767
Match Group Holdings II LLC
	2,774,000	5.000		12/15/27	2,708,284
	2,033,000	4.625		06/01/28	1,949,586
	2,459,000	5.625		02/15/29	2,398,533
	2,269,000	3.625		10/01/31	1,960,303
Uber Technologies, Inc.
	474,000	8.000		11/01/26	482,650
	712,000	6.250		01/15/28	716,436
	2,990,000	4.500		08/15/29	2,852,071
Ziff Davis, Inc.
	4,653,000	4.625		10/15/30	4,248,701

					31,621,644

Iron/Steel(a)(b) – 0.1%
Cleveland-Cliffs, Inc.
	2,425,000	6.750		04/15/30	2,457,956

Leisure Time(a) – 2.6%
Acushnet Co.(b)
	325,000	7.375		10/15/28	339,475
Carnival Corp.(b)
	1,034,000	7.625		03/01/26	1,051,723
	6,593,000	5.750		03/01/27	6,424,681
	1,327,000	9.875		08/01/27	1,393,231
	3,890,000	4.000		08/01/28	3,615,055
	2,571,000	7.000		08/15/29	2,681,527
MajorDrive Holdings IV LLC(b)
	7,388,000	6.375		06/01/29	6,419,285
NCL Corp. Ltd.(b)
	5,222,000	5.875		03/15/26	5,103,147
	310,000	7.750		02/15/29	311,175
Pinnacle Bidco PLC(b)
GBP	2,783,000	10.000		10/11/28	3,683,321
Royal Caribbean Cruises Ltd.(b)
	$4,540,000	4.250		07/01/26	4,385,004
	3,280,000	5.500		08/31/26	3,251,989
	4,553,000	5.375		07/15/27	4,483,749
	2,565,000	11.625		08/15/27	2,799,851
TUI Cruises GmbH
EUR	575,000	6.500	(b)	05/15/26	625,650
	2,011,000	6.500		05/15/26	2,188,142

					48,757,005

Lodging(a) – 2.0%
Hilton Domestic Operating Co., Inc.
	$900,000	5.750	(b)	05/01/28	900,864
	1,922,000	4.875		01/15/30	1,862,610

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Lodging(a) – (continued)
Hilton Domestic Operating Co., Inc. – (continued)
	$1,460,000	4.000	%(b)	05/01/31	$ 1,336,148
	2,295,000	3.625	(b)	02/15/32	1,998,348
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc.(b)
	6,370,000	5.000		06/01/29	5,878,809
	2,913,000	4.875		07/01/31	2,568,247
Marriott Ownership Resorts, Inc.
	2,864,000	4.750		01/15/28	2,631,730
	2,585,000	4.500	(b)(c)	06/15/29	2,286,096
MGM Resorts International
	1,200,000	4.625		09/01/26	1,170,564
	4,046,000	4.750		10/15/28	3,849,284
Travel & Leisure Co.
	4,860,000	6.625	(b)	07/31/26	4,915,550
	2,397,000	6.000		04/01/27	2,385,111
	2,610,000	4.500	(b)	12/01/29	2,337,229
	3,287,000	4.625	(b)	03/01/30	2,940,254

					37,060,844

Machinery - Construction & Mining(a)(b) – 0.5%
BWX Technologies, Inc.
	4,375,000	4.125		04/15/29	4,054,050
Vertiv Group Corp.
	5,321,000	4.125		11/15/28	4,970,612

					9,024,662

Machinery-Diversified(a)(b) – 1.2%
Chart Industries, Inc.
	5,937,000	7.500		01/01/30	6,214,080
Husky III Holding Ltd.(c)(d)
	7,133,000	13.000		02/15/25	7,115,952
Mueller Water Products, Inc.
	3,183,000	4.000		06/15/29	2,916,583
Titan Acquisition Ltd./Titan Co.-Borrower LLC
	2,414,000	7.750		04/15/26	2,428,846
TK Elevator Holdco GmbH(c)
	4,552,000	7.625		07/15/28	4,495,054

					23,170,515

Media – 5.9%
Altice Financing SA(a)(b)
	4,111,000	5.000		01/15/28	3,738,214
Altice Finco SA(a)
EUR	3,265,000	4.750		01/15/28	2,986,748
Audacy Capital Corp.(a)(b)(f)
	$3,855,000	6.500		05/01/27	67,887
CCO Holdings LLC/CCO Holdings Capital Corp.(a)
	4,244,000	5.500	(b)	05/01/26	4,215,438
	4,554,000	5.125	(b)	05/01/27	4,406,359
	2,731,000	4.750	(b)	03/01/30	2,498,155
	6,131,000	4.500	(b)	08/15/30	5,537,274
	15,352,000	4.250	(b)	02/01/31	13,412,275
	2,804,000	4.500		05/01/32	2,403,981
CSC Holdings LLC
	10,000	5.250		06/01/24	9,802

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Media – (continued)
CSC Holdings LLC – (continued)
	$5,055,000	5.500	%(a)(b)	04/15/27	$ 4,615,367
	2,306,000	4.625	(a)(b)	12/01/30	1,382,770
Cumulus Media New Holdings, Inc.(a)(b)
	1,742,000	6.750		07/01/26	1,176,669
Diamond Sports Group LLC/Diamond Sports Finance Co.(a)(b)(f)
	4,800,000	5.375		08/15/26	241,488
	3,812,000	6.625		08/15/27	175,886
Directv Financing LLC/Directv Financing Co.-Obligor, Inc.(a)(b)
	5,330,000	5.875		08/15/27	5,004,817
DISH DBS Corp.(a)(b)
	5,216,000	5.250		12/01/26	4,481,900
DISH Network Corp.(a)(b)
	1,718,000	11.750		11/15/27	1,792,149
iHeartCommunications, Inc.(a)
	1,690,000	6.375		05/01/26	1,438,612
	8,945,000	8.375	(c)	05/01/27	5,804,589
	2,599,000	4.750	(b)	01/15/28	1,999,619
Nexstar Media, Inc.(a)(b)
	2,744,000	5.625		07/15/27	2,664,671
Sinclair Television Group, Inc.(a)(b)
	3,102,000	4.125		12/01/30	2,187,220
Sirius XM Radio, Inc.(a)(b)
	4,676,000	3.125		09/01/26	4,419,942
	7,384,000	5.000		08/01/27	7,153,102
	850,000	4.000		07/15/28	788,018
UPC Holding BV(a)(b)
	3,025,000	5.500		01/15/28	2,853,089
Urban One, Inc.(a)(b)
	13,042,000	7.375		02/01/28	11,076,701
Virgin Media Secured Finance PLC(a)(b)
	2,150,000	5.500		05/15/29	2,073,352
Virgin Media Vendor Financing Notes IV DAC(a)(b)
	1,850,000	5.000		07/15/28	1,740,757
VZ Secured Financing BV(a)(b)
	2,320,000	5.000		01/15/32	1,988,124
Ziggo Bond Co. BV(a)
EUR	2,175,000	3.375	(b)	02/28/30	2,022,920
	1,725,000	3.375		02/28/30	1,604,385
	$1,725,000	5.125	(b)	02/28/30	1,442,997
Ziggo BV(a)(b)
	2,492,000	4.875		01/15/30	2,217,531

					111,622,808

Metal Fabricate & Hardware(a)(b) – 0.2%
Roller Bearing Co. of America, Inc.
	4,824,000	4.375		10/15/29	4,478,216

Mining(a)(b) – 0.4%
FMG Resources August 2006 Pty. Ltd.
	2,785,000	5.875		04/15/30	2,761,356
Novelis Corp.
	4,432,000	4.750		01/30/30	4,175,653

					6,937,009

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Miscellaneous Manufacturing(a) – 0.5%
Amsted Industries, Inc.(b)
$3,272,000	5.625%		07/01/27	$ 3,281,358
1,951,000	4.625		05/15/30	1,785,770
Hillenbrand, Inc.
4,364,000	3.750		03/01/31	3,790,046

				8,857,174

Office & Business Equipment(a)(b) – 0.1%
Xerox Holdings Corp.
2,775,000	5.000		08/15/25	2,719,528

Oil Field Services – 8.0%
Aethon United BR LP/Aethon United Finance Corp.(a)(b)
4,989,000	8.250		02/15/26	5,025,170
Archrock Partners LP/Archrock Partners Finance Corp.(a)(b)
2,599,000	6.250		04/01/28	2,563,056
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(a)(b)
4,209,000	7.000		11/01/26	4,233,370
Callon Petroleum Co.(a)(b)(c)
3,470,000	7.500		06/15/30	3,507,094
Chord Energy Corp.(a)(b)
6,155,000	6.375		06/01/26	6,168,541
Civitas Resources, Inc.(a)(b)
6,281,000	5.000		10/15/26	6,101,552
2,496,000	8.375		07/01/28	2,610,492
CNX Resources Corp.(a)(b)
375,000	7.250		03/14/27	377,685
2,915,000	7.375		01/15/31	2,945,170
Continental Resources, Inc.(a)
2,470,000	4.375		01/15/28	2,391,059
Crescent Energy Finance LLC(a)(b)
4,178,000	9.250		02/15/28	4,335,678
CrownRock LP/CrownRock Finance, Inc.(a)(b)
5,831,000	5.625		10/15/25	5,819,105
1,035,000	5.000		05/01/29	1,011,526
Matador Resources Co.(a)
2,610,000	5.875		09/15/26	2,589,120
3,288,000	6.875	(b)	04/15/28	3,348,039
Nabors Industries Ltd.(a)(b)
2,591,000	7.250		01/15/26	2,482,178
Nabors Industries, Inc.(a)(b)
6,530,000	7.375		05/15/27	6,405,277
2,850,000	9.125		01/31/30	2,873,455
Noble Finance II LLC(a)(b)
4,342,000	8.000		04/15/30	4,531,528
Northern Oil & Gas, Inc.(a)(b)
2,559,000	8.125		03/01/28	2,592,165
4,070,000	8.750		06/15/31	4,253,069
Occidental Petroleum Corp.
1,071,000	5.875	(a)	09/01/25	1,078,658
775,000	5.500	(a)	12/01/25	776,845
2,533,000	6.450		09/15/36	2,686,702
5,832,000	4.400	(a)	04/15/46	4,776,525
Permian Resources Operating LLC(a)(b)
4,260,000	6.875		04/01/27	4,264,942

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Oil Field Services – (continued)
Permian Resources Operating LLC(a)(b) – (continued)
	$3,385,000	9.875%		07/15/31	$ 3,760,904
	2,588,000	7.000		01/15/32	2,669,186
Range Resources Corp.(a)(b)
	2,660,000	4.750		02/15/30	2,463,612
Sitio Royalties Operating Partnership LP/Sitio Finance Corp.(a)(b)
	3,163,000	7.875		11/01/28	3,271,396
SM Energy Co.(a)
	2,537,000	6.750		09/15/26	2,538,674
	875,000	6.500		07/15/28	874,694
Southwestern Energy Co.(a)
	6,438,000	5.375		02/01/29	6,268,616
	3,670,000	5.375		03/15/30	3,576,378
	525,000	4.750		02/01/32	487,163
Sunoco LP/Sunoco Finance Corp.(a)
	2,925,000	7.000	(b)	09/15/28	3,019,536
	4,425,000	4.500		04/30/30	4,098,346
TechnipFMC PLC(a)(b)
	1,240,000	6.500		02/01/26	1,238,661
Transocean Poseidon Ltd.(a)(b)
	2,328,750	6.875		02/01/27	2,326,095
Transocean Titan Financing Ltd.(a)(b)
	415,000	8.375		02/01/28	429,463
Transocean, Inc.(a)(b)
	5,014,000	11.500		01/30/27	5,243,390
	4,274,050	8.750		02/15/30	4,470,699
USA Compression Partners LP/USA Compression Finance Corp.(a)
	8,764,000	6.875		04/01/26	8,744,544
Viper Energy, Inc.(a)(b)
	4,200,000	7.375		11/01/31	4,371,066

					149,600,424

Packaging(a) – 2.3%
ARD Finance SA(d) (PIK 5.750%, Cash 5.000%)
EUR	2,294,375	5.000		06/30/27	1,264,209
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
	1,545,000	3.000		09/01/29	1,373,505
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.(b)
	$2,038,000	5.250	(c)	08/15/27	1,583,669
	3,349,000	5.250		08/15/27	2,586,868
Ball Corp.
	4,036,000	6.875		03/15/28	4,178,269
	3,620,000	6.000		06/15/29	3,694,681
	2,925,000	2.875		08/15/30	2,508,129
Berry Global, Inc.(b)
	2,300,000	5.500		04/15/28	2,328,520
Crown Americas LLC
	1,625,000	5.250		04/01/30	1,598,935
Crown Americas LLC/Crown Americas Capital Corp. VI
	2,709,000	4.750		02/01/26	2,687,518
Kleopatra Finco SARL
EUR	1,986,000	4.250		03/01/26	1,810,762
Kleopatra Holdings 2 SCA
	2,825,000	6.500	(b)	09/01/26	1,658,690
	1,900,000	6.500		09/01/26	1,115,579

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Packaging(a) – (continued)
LABL, Inc.(b)
$2,337,000	6.750%		07/15/26	$ 2,278,505
4,030,000	10.500		07/15/27	3,861,304
Mauser Packaging Solutions Holding Co.(b)
3,625,000	7.875		08/15/26	3,694,781
Sealed Air Corp./Sealed Air Corp. U.S.(b)
2,265,000	7.250		02/15/31	2,403,346
TriMas Corp.(b)
2,865,000	4.125		04/15/29	2,584,029

				43,211,299

Pharmaceuticals – 2.3%
Bausch Health Cos., Inc.(b)
3,055,000	6.125	(a)(c)	02/01/27	2,061,636
1,766,000	4.875	(a)	06/01/28	1,065,110
2,823,000	11.000	(c)	09/30/28	2,056,443
804,000	14.000	(a)	10/15/30	448,648
Cheplapharm Arzneimittel GmbH(a)(b)
4,494,000	5.500		01/15/28	4,266,514
Herbalife Nutrition Ltd./HLF Financing, Inc.(a)(b)
6,871,000	7.875		09/01/25	6,816,650
Jazz Securities DAC(a)(b)
5,605,000	4.375		01/15/29	5,220,609
Organon & Co./Organon Foreign Debt Co.-Issuer BV(a)(b)
7,500,000	4.125		04/30/28	6,903,075
5,380,000	5.125		04/30/31	4,586,127
Perrigo Finance Unlimited Co.(a)
1,363,000	3.900		12/15/24	1,323,105
1,218,000	4.375		03/15/26	1,179,864
6,986,000	4.650		06/15/30	6,352,859
Prestige Brands, Inc.(a)(b)
2,014,000	3.750		04/01/31	1,767,950

				44,048,590

Pipelines(a) – 5.0%
Antero Midstream Partners LP/Antero Midstream Finance Corp.(b)
1,800,000	5.750		03/01/27	1,787,850
Buckeye Partners LP
600,000	4.350		10/15/24	588,072
3,545,000	3.950		12/01/26	3,362,007
Cheniere Energy Partners LP
4,394,000	4.000		03/01/31	3,996,695
Cheniere Energy, Inc.
2,464,000	4.625		10/15/28	2,405,012
CNX Midstream Partners LP(b)
2,751,000	4.750		04/15/30	2,437,441
DT Midstream, Inc.(b)
3,150,000	4.375		06/15/31	2,844,639
EnLink Midstream LLC
2,429,000	5.375		06/01/29	2,376,388
2,350,000	6.500	(b)	09/01/30	2,398,434
EQM Midstream Partners LP(b)
3,400,000	7.500		06/01/27	3,509,446

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Pipelines(a) – (continued)
Genesis Energy LP/Genesis Energy Finance Corp.
	$7,319,000	8.000%	01/15/27	$ 7,448,400
	1,470,000	8.875	04/15/30	1,521,421
Global Partners LP/GLP Finance Corp.
	912,000	7.000	08/01/27	891,653
	1,383,000	6.875	01/15/29	1,340,431
Hess Midstream Operations LP(b)
	807,000	5.500	10/15/30	785,235
Howard Midstream Energy Partners LLC(b)
	6,901,000	6.750	01/15/27	6,857,800
	1,875,000	8.875	07/15/28	1,974,750
Kinetik Holdings LP(b)
	3,525,000	6.625	12/15/28	3,599,095
	4,315,000	5.875	06/15/30	4,230,555
Northriver Midstream Finance LP(b)
	2,700,000	5.625	02/15/26	2,629,827
NuStar Logistics LP
	3,321,000	5.750	10/01/25	3,313,229
	1,000,000	6.000	06/01/26	997,190
	4,206,000	5.625	04/28/27	4,184,970
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.(b)
	5,370,000	12.000	10/15/26	5,233,333
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(b)
	3,675,000	6.000	09/01/31	3,404,924
Venture Global Calcasieu Pass LLC(b)
	2,815,000	4.125	08/15/31	2,487,193
Venture Global LNG, Inc.(b)
	3,770,000	8.125	06/01/28	3,807,474
	5,180,000	9.500	02/01/29	5,476,555
	3,453,000	9.875	02/01/32	3,595,851
Western Midstream Operating LP
	4,746,000	4.050	02/01/30	4,444,392

				93,930,262

Real Estate – 0.6%
Cushman & Wakefield U.S. Borrower LLC(a)(b)
	2,303,000	6.750	05/15/28	2,290,287
	1,120,000	8.875	09/01/31	1,184,915
Kennedy-Wilson, Inc.(a)
	2,735,000	4.750	03/01/29	2,282,248
	3,501,000	4.750	02/01/30	2,818,130
	1,514,000	5.000	03/01/31	1,207,430
Redfin Corp.(c)
	2,115,000	0.500	04/01/27	1,357,619

				11,140,629

Real Estate Investment Trust(a) – 1.2%
CTR Partnership LP/CareTrust Capital Corp.(b)
	1,045,000	3.875	06/30/28	956,959
HAT Holdings I LLC/HAT Holdings II LLC(b)
	1,220,000	8.000	06/15/27	1,270,313
Iron Mountain, Inc.(b)
	2,425,000	7.000	02/15/29	2,500,126
GBP	2,225,000	3.692	06/05/28	1,939,011

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Real Estate Investment Trust(a) – (continued)
MPT Operating Partnership LP/MPT Finance Corp.
	$2,044,000	4.625%		08/01/29	$ 1,482,636
	4,565,000	3.500		03/15/31	2,860,064
SBA Communications Corp.
	5,127,000	3.125		02/01/29	4,614,864
Service Properties Trust
	3,253,000	4.500		03/15/25	3,182,703
	1,493,000	7.500		09/15/25	1,512,558
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC(b)
	2,190,000	10.500		02/15/28	2,221,426

					22,540,660

Retailing – 5.1%
1011778 BC ULC/New Red Finance, Inc.(a)(b)
	2,583,000	3.875		01/15/28	2,441,607
	2,755,000	4.375		01/15/28	2,631,851
	4,166,000	4.000		10/15/30	3,748,233
Arko Corp.(a)(b)
	12,229,000	5.125		11/15/29	10,609,636
Asbury Automotive Group, Inc.(a)
	573,000	4.500		03/01/28	546,184
	3,456,000	4.625	(b)	11/15/29	3,203,263
	185,000	4.750		03/01/30	172,688
	1,014,000	5.000	(b)	02/15/32	923,835
Beacon Roofing Supply, Inc.(a)(b)
	3,600,000	4.125		05/15/29	3,280,644
Carvana Co.(a)(b)(d)
	288,000	12.000	(c)	12/01/28	244,356
	432,000	13.000		06/01/30	363,468
	511,000	14.000		06/01/31	436,813
Cheesecake Factory, Inc.
	1,728,000	0.375		06/15/26	1,490,400
eG Global Finance PLC(a)(b)
	3,970,000	12.000		11/30/28	4,227,057
Group 1 Automotive, Inc.(a)(b)
	2,208,000	4.000		08/15/28	2,048,273
GYP Holdings III Corp.(a)(b)(c)
	7,192,000	4.625		05/01/29	6,573,416
Ken Garff Automotive LLC(a)(b)
	6,491,000	4.875		09/15/28	6,162,231
LCM Investments Holdings II LLC(a)(b)
	5,325,000	4.875		05/01/29	4,957,735
Lithia Motors, Inc.(a)(b)
	1,258,000	3.875		06/01/29	1,140,654
	853,000	4.375		01/15/31	776,511
Macy’s Retail Holdings LLC(a)(b)(c)
	1,715,000	5.875		04/01/29	1,648,784
Maryland Bidco Ltd.(a)(d)
GBP	1,071,000	10.000		01/26/28	1,150,726
Murphy Oil USA, Inc.(a)(b)
	$3,341,000	3.750		02/15/31	2,927,351
Nordstrom, Inc.(a)(c)
	1,795,000	4.375		04/01/30	1,563,230

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Retailing – (continued)
Penske Automotive Group, Inc.(a)
	$3,707,000	3.500%		09/01/25	$ 3,597,273
	3,469,000	3.750		06/15/29	3,101,529
Sonic Automotive, Inc.(a)(b)
	4,457,000	4.625	(c)	11/15/29	4,055,558
	2,092,000	4.875		11/15/31	1,863,386
SRS Distribution, Inc.(a)(b)
	2,238,000	6.125		07/01/29	2,123,123
	1,814,000	6.000		12/01/29	1,707,881
Staples, Inc.(a)(b)
	2,435,000	7.500		04/15/26	2,271,611
Stonegate Pub Co. Financing 2019 PLC(a)(b)
GBP	1,750,000	8.250		07/31/25	2,182,367
Suburban Propane Partners LP/Suburban Energy Finance Corp.(a)
	$2,121,000	5.875		03/01/27	2,117,034
	3,272,000	5.000	(b)	06/01/31	2,992,768
Walgreens Boots Alliance, Inc.(a)
	2,900,000	3.450		06/01/26	2,757,291
Yum! Brands, Inc.(a)
	4,248,000	3.625		03/15/31	3,830,846

					95,869,613

Semiconductors(a) – 0.8%
Amkor Technology, Inc.(b)
	4,563,000	6.625		09/15/27	4,603,885
ams-OSRAM AG(b)
	3,075,000	12.250		03/30/29	3,341,941
Broadcom, Inc.(b)
	3,590,000	3.137		11/15/35	2,948,431
Entegris Escrow Corp.(b)
	3,240,000	4.750		04/15/29	3,120,606
Micron Technology, Inc.
	1,940,000	2.703		04/15/32	1,628,397

					15,643,260

Software(a) – 1.8%
AthenaHealth Group, Inc.(b)
	5,574,000	6.500		02/15/30	5,057,903
Camelot Finance SA(b)
	650,000	4.500		11/01/26	634,712
Castle U.S. Holding Corp.(b)
	2,900,000	9.500		02/15/28	1,493,036
Cloud Software Group, Inc.(b)
	2,910,000	6.500		03/31/29	2,774,627
Concentrix Corp.
	2,660,000	6.650		08/02/26	2,726,207
Elastic NV(b)
	3,315,000	4.125		07/15/29	3,045,723
MSCI, Inc.(b)
	1,770,000	3.625		09/01/30	1,601,850
Open Text Corp.(b)
	2,350,000	6.900		12/01/27	2,446,538
	5,890,000	3.875		02/15/28	5,463,800
	2,995,000	3.875		12/01/29	2,687,174

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Software(a) – (continued)
Oracle Corp.
	$1,955,000	3.600%		04/01/40	$ 1,563,453
ROBLOX Corp.(b)
	1,769,000	3.875		05/01/30	1,577,382
TeamSystem SpA(b)
EUR	1,075,000	3.500		02/15/28	1,099,354
ZoomInfo Technologies LLC/ZoomInfo Finance Corp.(b)
	$2,060,000	3.875		02/01/29	1,866,978

					34,038,737

Telecommunication Services – 2.6%
Altice France Holding SA(a)(b)
	6,581,000	10.500		05/15/27	4,248,101
Altice France SA(a)(b)
	4,710,000	8.125		02/01/27	4,329,950
AT&T, Inc.(a)
	1,947,000	3.500		06/01/41	1,547,417
Frontier Communications Holdings LLC(a)(b)
	6,489,000	5.875		10/15/27	6,263,183
	4,745,000	6.000	(c)	01/15/30	4,041,981
Level 3 Financing, Inc.(a)(b)
	2,814,000	4.250		07/01/28	1,398,051
	1,124,000	3.625		01/15/29	472,249
	900,000	3.875	(c)	11/15/29	762,615
Lorca Telecom Bondco SA(a)
EUR	2,555,000	4.000	(b)	09/18/27	2,750,275
	2,580,000	4.000		09/18/27	2,777,186
Nokia of America Corp.
	$5,200,000	6.450		03/15/29	5,105,152
Sprint LLC(a)
	4,762,000	7.625		02/15/25	4,846,383
	3,081,000	7.625		03/01/26	3,217,765
Telecom Italia Capital SA
	2,040,000	6.000		09/30/34	1,946,956
	3,746,000	7.200		07/18/36	3,773,795
Vmed O2 U.K. Financing I PLC(a)(b)
	2,654,000	4.250		01/31/31	2,325,966

					49,807,025

Telecommunications(a)(b)(c) – 0.0%
Level 3 Financing, Inc.
	528,000	10.500		05/15/30	515,270

Toys/Games/Hobbies(a)(b) – 0.3%
Mattel, Inc.
	1,714,000	3.375		04/01/26	1,632,157
	5,107,000	3.750		04/01/29	4,668,717

					6,300,874

Transportation(a)(b) – 0.4%
Rand Parent LLC(c)
	5,312,000	8.500		02/15/30	5,080,662
XPO, Inc.
	1,480,000	7.125		02/01/32	1,526,428

					6,607,090

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Transportation Services(a)(b) – 0.1%
SMBC Aviation Capital Finance DAC
$2,385,000	5.450%	05/03/28	$ 2,398,118

Trucking & Leasing(a)(b) – 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp.
2,300,000	5.550	05/01/28	2,336,432

Water(a)(b) – 0.4%
Solaris Midstream Holdings LLC
7,280,000	7.625	04/01/26	7,398,882

TOTAL CORPORATE OBLIGATIONS (Cost $1,714,393,779)			$1,646,141,640

Bank Loans – 3.9%
Airlines(e) – 0.4%
Air Canada (3 mo. USD Term SOFR + 3.500%)
$2,310,965	9.139%	08/11/28	$ 2,314,569
United Airlines, Inc. (1 mo. USD Term SOFR + 3.750%)
4,184,033	9.220	04/21/28	4,193,322

			6,507,891

Automotive - Distributors(e) – 0.1%
SRAM LLC (1 mo. USD Term SOFR + 2.750%)
2,213,548	8.220	05/18/28	2,206,642

Banks(e) – 0.2%
Nouryon Finance BV (3 mo. USD Term SOFR + 4.000%)
3,834,284	9.467	04/03/28	3,845,059

Building & Construction(e) – 0.1%
KKR Apple Bidco LLC (1 mo. USD Term SOFR + 2.750%)
2,419,605	8.220	09/22/28	2,414,476

Capital Goods - Others(e) – 0.1%
RC Buyer, Inc. (3 mo. USD Term SOFR + 3.250%)
2,492,625	8.895	07/28/28	2,473,930

Commercial Services(e) – 0.1%
Prime Security Services Borrower LLC (3 mo. USD Term SOFR + 2.500%)
1,075,000	7.827	10/14/30	1,077,516

Consumer Cyclical Services – 0.1%
Hertz Corp.(e)
(1 mo. USD Term SOFR + 3.250%)
1,763,835	8.720	06/30/28	1,756,674
(1 mo. USD Term SOFR + 3.250%)
340,938	8.720	06/30/28	339,554

			2,096,228

Diversified Financial Services(g) – 0.2%
NEXUS Buyer LLC
3,850,000	0.000	12/13/28	3,813,926

Diversified Manufacturing(e) – 0.2%
Vertical U.S. Newco, Inc. (6 mo. USD Term SOFR + 3.500%)
4,071,499	9.381	07/30/27	4,076,589

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans – (continued)
Entertainment(e) – 0.4%
Cinemark USA, Inc. (1 mo. USD Term SOFR + 3.750%) (1 mo. USD Term SOFR + 3.750%)–(3 mo. USD Term SOFR + 3.750%)
$3,845,937	0.000%	05/24/30	$ 3,842,091
SeaWorld Parks & Entertainment, Inc. (1 mo. USD Term SOFR + 3.000%)
3,850,758	8.470	08/25/28	3,853,646

			7,695,737

Health Care(e) – 0.2%
Jazz Financing Lux SARL (1 mo. USD Term SOFR + 3.500%)
3,791,744	8.970	05/05/28	3,809,110

Health Care Services(e) – 0.2%
LifePoint Health, Inc. (3 mo. USD Term SOFR + 5.500%)
3,386,339	11.168	11/16/28	3,371,947

Household & Leisure(e) – 0.1%
Knight Health Holdings LLC (1 mo. USD Term SOFR + 5.250%)
3,135,968	10.720	12/23/28	846,711

Machinery(e) – 0.1%
Project Castle, Inc. (3 mo. USD Term SOFR + 5.500%)
1,797,114	10.830	06/01/29	1,585,953

Media(e) – 0.2%
CSC Holdings LLC (1 mo. USD Term SOFR + 4.500%)
4,538,568	9.862	01/18/28	4,376,904

Media - Cable(e) – 0.3%
DirecTV Financing LLC (3 mo. USD Term SOFR + 5.000%)
5,626,199	10.650	08/02/27	5,619,897

Media - Non Cable(e) – 0.2%
Entercom Media Corp. (3 mo. USD Term SOFR + 2.500%)
1,775,000	8.145	11/18/24	847,562
iHeartCommunications, Inc. (1 mo. USD Term SOFR + 3.000%)
4,100,000	8.470	05/01/26	3,524,155

			4,371,717

Pharmaceuticals(e) – 0.1%
Gainwell Acquisition Corp. (3 mo. USD Term SOFR + 4.000%)
2,144,724	9.448	10/01/27	2,080,382

Retailers(e) – 0.1%
Restoration Hardware, Inc. (1 mo. USD Term SOFR + 2.500%)
2,627	7.970	10/20/28	2,550
Staples, Inc. (1 mo. USD LIBOR + 5.000%)
2,387,500	10.467	04/16/26	2,255,280

			2,257,830

Technology(e) – 0.2%
Uber Technologies, Inc. (3 mo. USD Term SOFR + 2.750%)
3,084,417	8.135	03/03/30	3,091,820

Technology - Software(e) – 0.3%
Camelot U.S. Acquisition LLC (1 mo. USD Term SOFR + 3.000%)
2,095,030	8.470	10/30/26	2,096,077

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans – (continued)
Technology - Software(e) – (continued)
Loyalty Ventures, Inc.(f)
$1,766,359	0.000%	11/03/27	$ 15,456
Peraton Corp. (1 mo. USD Term SOFR + 3.750%)
2,189,482	9.206	02/01/28	2,192,219
Physician Partners LLC (3 mo. USD Term SOFR + 4.000%)
2,308,875	9.533	12/26/28	2,176,115

			6,479,867

TOTAL BANK LOANS (Cost $79,273,561)			$ 74,100,132

Shares	Description		Value

Common Stocks – 0.6%
Automobile Components – 0.0%
1,229	Lear Corp.		$ 173,547

Chemicals – 0.0%
411	LyondellBasell Industries NV Class A		30,521

Commerical Services & Supplies – 0.0%
7,179,000	Reorganized ISA SA		—

Communications Equipment – 0.3%
229,679	Intelsat SA		6,531,611

Diversified Telecommunication Services – 0.0%
4,500	Holdco New Ord		32,121

Energy Equipment & Services – 0.1%
33,272	Noble Corp. PLC		1,602,380

Oil, Gas & Consumable Fuels – 0.2%
127,001	Summit Midstream Partners LP		2,274,588
18,791	Valaris Ltd.		1,288,499

			3,563,087

TOTAL COMMON STOCKS (Cost $22,735,172)			$ 11,933,267

Units	Expiration Date		Value

Warrants – 0.0%
Intelsat SA
6,089	02/17/27		$ 2,027
Noble Corp. PLC
4,596	02/04/28		127,084
(Cost $11,490)

TOTAL WARRANTS (Cost $3,316,784)			$ 129,111

Shares	Description		Value

Exchange Traded Funds – 1.2%
410,023	iShares Broad USD High Yield Corporate Bond ETF		$ 14,904,336
92,231	iShares iBoxx $ High Yield Corporate Bond ETF		7,137,757

TOTAL EXCHANGE TRADED FUNDS (Cost $21,786,917)			$ 22,042,093

Shares	Dividend Rate		Value

Investment Company(h) – 4.0%
Goldman Sachs Financial Square Government Fund — Institutional Shares
75,117,087		5.248%	$ 75,117,087
(Cost $75,117,087)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS – 97.2% (Cost $1,916,623,300)			$1,829,463,330

Securities Lending Reinvestment Vehicle(h) – 2.9%
Goldman Sachs Financial Square Government Fund — Institutional Shares
54,331,760		5.248%	$ 54,331,760
(Cost $54,331,760)

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments(b)(i) – 0.1%
Commercial Paper – 0.1%
Alimentation Couche-Tard, Inc.
$1,281,000	0.000%	01/16/24	$ 1,277,425
(Cost $1,277,947)

TOTAL SHORT-TERM INVESTMENTS (Cost $1,277,947)			$ 1,277,425

TOTAL INVESTMENTS – 100.2% (Cost $1,972,233,007)			$1,885,072,515

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.2)%			(3,727,918)

NET ASSETS – 100.0%			$1,881,344,597

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with "Call" features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	All or a portion of security is on loan.

(d)	Pay-in-kind securities.

(e)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on December 31, 2023.

(f)	Security is currently in default and/or non-income producing.

(g)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.

(h)	Represents an affiliated Issuer.

(i)	Issued with a zero coupon. Income is recognized through the accretion of discount.

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At December 31, 2023, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

UBS AG (London)	GBP	2,051,000	USD	2,600,945	01/10/24	$13,511

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

BofA Securities LLC	USD	19,791,323	GBP	16,276,496	01/10/24	$(956,691)
Citibank NA	USD	1,436,507	GBP	1,157,955	01/10/24	(39,563)
State Street Bank and Trust	USD	46,986,578	EUR	43,290,799	02/14/24	(890,917)

TOTAL						$(1,887,171)

FUTURES CONTRACTS — At December 31, 2023, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year U.S. Treasury Notes	185	03/19/24	$20,884,766	$(22,125)
2 Year U.S. Treasury Notes	445	03/28/24	91,631,757	653,768
20 Year U.S. Treasury Bonds	90	03/19/24	11,244,375	519,330
5 Year U.S. Treasury Notes	46	03/28/24	5,003,578	(4,393)
Ultra 10-Year U.S. Treasury Note	197	03/19/24	23,249,078	39,657

Total				$1,186,237

Short position contracts:
5 Year German Euro-Bobl	(111)	03/07/24	(14,616,388)	(203,589)
Ultra Long U.S. Treasury Bonds	(41)	03/19/24	(5,477,344)	7,957

Total				$(195,632)

TOTAL FUTURES CONTRACTS				$990,605

SWAP CONTRACTS — At December 31, 2023, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund(a)	Payments Received by Fund(a)	Termination Date	Notional Amount (000s)(b)	Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

12M SOFR	3.350%	10/06/27	$95,890	$449,513	$(17,253)	$466,766
12M SOFR	3.696	09/22/28	79,160	783,487	(170,585)	954,072
3.240%	12M SOFR	10/06/35	22,860	147,975	(249,174)	397,149
3.782	12M SOFR	09/22/36	18,680	(588,325)	292,297	(880,622)

TOTAL				$792,650	$(144,715)	$937,365

(a)	Payments made annually.
(b)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2023.

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at December 31, 2023(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
CDX.NA.HY Index 34	5.000%	1.740%	06/20/25	$45,880	$2,188,767	$883,476	$1,305,291

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

Currency Abbreviations:
EUR	— Euro
GBP	— British Pound
USD	— U.S. Dollar

Investment Abbreviations:
CMT	— Constant Maturity Treasury Indexes
ETF	— Exchange Traded Fund
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
PIK	— Payment in kind
PLC	— Public Limited Company
SOFR	— Secured Overnight Financing Rate
USD	— US. Dollar

Abbreviations:
BofA Securities	— Bank of America Securities LLC
CDX.NA.HY Index 34	— CDX North America High Yield Index 34
SOFR	— Secured Overnight Financing Rate

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments

December 31, 2023 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(a) – 84.8%
Aerospace & Defense(b) – 2.3%
ADS Tactical, Inc. (B+/B3) (1 mo. USD Term SOFR + 5.750%)
	$10,726,219	11.220%	03/19/26	$ 10,583,239
Brown Group Holding LLC (B+/B2) (1 mo. USD Term SOFR + 2.750%)
	10,989,075	8.206	06/07/28	10,993,031
Castlelake Aviation Ltd. (BB/Ba3) (3 mo. USD Term SOFR + 2.750%)
	7,223,528	8.396	10/22/26	7,230,535
Propulsion (BC) Finco SARL (B/B2) (3 mo. USD Term SOFR + 3.750%)
	9,038,099	9.098	09/14/29	9,039,726
Spirit Aerosystems, Inc. (BB-/Ba2) (3 mo. USD Term SOFR + 4.250%)
	8,023,438	9.633	01/15/27	8,040,126

				45,886,657

Airlines(b) – 1.6%
Air Canada (BB+/Ba1) (3 mo. USD Term SOFR + 3.500%)
	9,384,421	9.139	08/11/28	9,399,060
American Airlines, Inc. (BB-/Ba2) (3 mo. USD Term SOFR + 1.750%)
	5,753,559	7.110	01/29/27	5,696,024
American Airlines, Inc. (NR/Ba1) (3 mo. USD Term SOFR + 4.750%)
	4,702,500	10.427	04/20/28	4,824,483
United Airlines, Inc. (BB/Ba1) (1 mo. USD Term SOFR + 3.750%)
	12,071,687	9.220	04/21/28	12,098,486

				32,018,053

Automotive(b) – 1.4%
Belron Luxembourg SARL (BBB-/Ba2) (3 mo. EUR EURIBOR + 2.425%)
EUR	1,595,000	6.381	04/13/28	1,761,082
Clarios Global LP (B+/Ba3) (1 mo. USD Term SOFR + 3.750%)
	$5,336,625	9.106	05/06/30	5,343,296
First Brands Group LLC (B-/Caa1) (3 mo. USD Term SOFR + 8.500%)
	3,850,000	14.381	03/30/28	3,633,438
First Brands Group LLC (B+/B1) (6 mo. USD Term SOFR + 5.000%)
	8,004,587	10.881%	03/30/27	7,926,163
Holley Purchaser, Inc. (B-/B3) (1 mo. USD Term SOFR + 3.750%)
	5,986,160	9.220	11/17/28	5,756,710
Phinia, Inc. (BB+/Ba1) (1 mo. USD Term SOFR + 4.000%)
	3,840,375	9.456	07/03/28	3,854,776

				28,275,465

Automotive - Distributors(b) – 2.0%
American Axle & Manufacturing, Inc. (BB+/Ba1) ((1 mo. USD Term SOFR + 3.500%)–(3 mo. USD Term SOFR + 3.500%))
	8,762,917	0.000	12/13/29	8,784,825
DexKo Global, Inc. (B-/B2) (3 mo. USD Term SOFR + 3.750%)
	6,855,227	9.360	10/04/28	6,805,732

Principal Amount	Interest Rate		Maturity Date	Value

Bank Loans(a) – (continued)
Automotive - Distributors(b) – (continued)
RealTruck Group, Inc. (B-/B2) (1 mo. USD Term SOFR + 3.500%)
$4,909,936	8.970%		01/31/28	$ 4,834,224
SRAM LLC (BB-/B1) (1 mo. USD Term SOFR + 2.750%)
10,520,181	8.220		05/18/28	10,487,358
Wand NewCo 3, Inc. (B/B1) (1 mo. USD Term SOFR + 2.750%)
7,921,194	8.220		02/05/26	7,938,066

				38,850,205

Automotive - Parts(b) – 2.1%
Adient U.S. LLC (BBB-/Ba3) (1 mo. USD Term SOFR + 3.250%)
7,984,703	8.606		04/10/28	8,006,341
Autokiniton U.S. Holdings, Inc. (B/B2) (1 mo. USD Term SOFR +4.500%)
5,491,307	9.970		04/06/28	5,508,001
Belron Finance U.S. LLC (BBB-/Ba2) (3 mo. USD Term SOFR + 2.500%)
6,186,904	8.067		04/13/28	6,189,998
Gates Global LLC (B+/Ba3) (1 mo. USD Term SOFR + 2.500%)
4,044,720	7.956		03/31/27	4,047,268
Mavis Tire Express Services Corp. (B-/B2) (1 mo. USD Term SOFR + 4.000%)
9,935,740	9.470		05/04/28	9,941,403
Wheel Pros LLC (NR/NR) (1 mo. USD Term SOFR + 4.500%)
7,927,827	9.970		05/11/28	5,879,831
Wheel Pros LLC (CCC/Caa3) (1 mo. USD Term SOFR + 4.500%)
1,406,058	9.970		05/11/28	1,033,453
Wheel Pros LLC (NR/NR) (1 mo. USD Term SOFR + 8.875%)
1,673,744	14.345		02/10/28	1,792,580

				42,398,875

Banks(b) – 0.4%
Nouryon Finance BV (B+/B2) (3 mo. USD Term SOFR + 4.000%)
7,422,813	9.467		04/03/28	7,443,672

Building & Construction(b) – 1.3%
DG Investment Intermediate Holdings 2, Inc. (B-/B2) (1 mo. USD Term SOFR + 3.750%)
4,653,204	9.220		03/31/28	4,603,368
DG Investment Intermediate Holdings 2, Inc. (CCC/Caa2) (1 mo. USD Term SOFR + 6.750%)
600,000	12.220		03/30/29	538,998
Energize HoldCo LLC (B/B2) (1 mo. USD Term SOFR + 3.750%)
3,789,135	9.220		12/08/28	3,777,616
Energize HoldCo LLC (CCC+/Caa2) (1 mo. USD Term SOFR + 6.750%)
7,450,000	12.220	(c)	12/07/29	6,965,750
KKR Apple Bidco LLC (B/B2) (1 mo. USD Term SOFR + 2.750%)
10,754,129	8.220		09/22/28	10,731,330

				26,617,062

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Building & Construction Materials(b) – 0.1%
Rockwood Service Corp. (B/B2)
	$1,994,710	0.000%	01/23/27	$ 1,998,201

Building Materials(b) – 3.5%
Associated Materials, Inc. (B/B3) (1 mo. USD Term SOFR + 6.000%)
	9,252,458	11.356	03/08/29	7,957,114
Chamberlain Group, Inc. (B/B2) (1 mo. USD Term SOFR + 3.250%)
	9,349,804	8.706	11/03/28	9,318,108
Cornerstone Building Brands, Inc. (B/B2) (1 mo. USD Term SOFR + 3.250%)
	5,016,199	8.712	04/12/28	5,005,765
CP Atlas Buyer, Inc. (B-/B2) (1 mo. USD Term SOFR + 3.750%)
	5,689,701	9.206	11/23/27	5,586,319
Icebox Holdco III, Inc. (B-/B2) (3 mo. USD Term SOFR + 3.500%)
	7,426,292	9.110	12/22/28	7,363,168
Icebox Holdco III, Inc. (CCC/Caa2) (3 mo. USD Term SOFR + 6.750%)
	1,525,000	12.360	12/21/29	1,380,125
Jeld-Wen, Inc. (BB+/Ba2) (1 mo. USD Term SOFR + 2.250%)
	1,988,257	7.720	07/28/28	1,990,742
LBM Acquisition LLC (B-/B3) (1 mo. USD Term SOFR + 3.750%)
	8,234,551	9.206	12/17/27	8,126,514
Oscar AcquisitionCo LLC (B/B1) (3 mo. USD Term SOFR + 4.500%)
	7,276,578	9.948	04/29/29	7,194,717
Quikrete Holdings, Inc. (BB-/Ba2) (1 mo. USD Term SOFR + 2.625%)
	1,979,176	8.095	02/01/27	1,988,458
Solis IV BV (B/B1) (3 mo. USD Term SOFR + 3.500%)
	6,560,759	8.880	02/26/29	6,526,315
Vector WP Holdco, Inc. (B/B2) (1 mo. USD Term SOFR + 5.000%)
	6,737,500	10.470	10/12/28	6,670,125

				69,107,470

Capital Goods - Others(b) – 1.6%
AI Aqua Merger Sub, Inc. (B/B3) ((1 mo. USD Term SOFR + 3.750%)–(3 mo. USD Term SOFR + 3.750%))
	4,164,430	0.000	07/31/28	4,162,098
ASP Unifrax Holdings, Inc. (CCC+/B2) (3 mo. USD Term SOFR +3.750%)
	5,725,117	9.248	12/12/25	5,323,329
Ceridian HCM Holding, Inc. (B+/Ba3) (1 mo. USD Term SOFR +2.500%)
	4,945,999	7.970	04/30/25	4,947,779
Engineered Machinery Holdings, Inc. (B-/B1)
(3 mo. EUR EURIBOR + 3.750%)
EUR	3,342,090	7.675	05/21/28	3,555,756
(3 mo. USD Term SOFR + 3.500%)
	$4,041,208	9.110	05/19/28	4,007,101
Engineered Machinery Holdings, Inc. (CCC+/Caa1)
(3 mo. USD Term SOFR + 6.000%)
	500,000	11.610	05/21/29	467,500
(3 mo. USD Term SOFR + 6.500%)
	2,000,000	12.110	05/21/29	1,875,000

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Capital Goods - Others(b) – (continued)
GHX Ultimate Parent Corp. (B-/B2) (3 mo. USD Term SOFR + 4.750%)
$1,716,375	10.116%	06/30/27	$ 1,717,096
RC Buyer, Inc. (B-/B1) (3 mo. USD Term SOFR + 3.250%)
4,146,863	8.895	07/28/28	4,115,762
Team Health Holdings, Inc. (CCC/Caa3) (3 mo. USD Term SOFR + 5.250%)
2,718,829	10.633	03/02/27	2,058,153

			32,229,574

Chemicals(b) – 5.3%
Albaugh LLC (BB/Ba2) (3 mo. USD Term SOFR + 3.750%)
6,809,673	9.133	04/06/29	6,537,286
Arthur U.S. Finco, Inc. (NR/NR) (3 mo. USD Term SOFR + 5.250%)
2,275,000	10.621	12/14/29	2,081,625
Ascend Performance Materials Operations LLC (B+/Ba3) (3 mo. USD Term SOFR + 4.750%)
5,976,739	10.318	08/27/26	5,733,187
Consolidated Energy Finance SA (BB-/Ba3) (1 mo. USD Term SOFR + 2.500%)
7,150,676	7.956	05/07/25	6,918,279
Cyanco Intermediate 2 Corp. (B/B2) (1 mo. USD Term SOFR + 4.750%)
4,987,500	10.106	07/10/28	4,995,829
Illuminate Buyer LLC (B+/B1) (1 mo. USD Term SOFR + 3.500%)
11,134,740	8.970	06/30/27	11,140,307
INEOS Enterprises Holdings U.S. Finco LLC (BB/Ba3) (3 mo. USD Term SOFR + 3.750%)
10,451,019	9.238	07/08/30	10,437,955
INEOS Styrolution U.S. Holding LLC (BB/WR) (1 mo. USD Term SOFR + 2.750%)
8,741,877	8.220	01/29/26	8,737,507
LSF11 A5 Holdco LLC (B/B1) (1 mo. USD Term SOFR + 3.500%)
11,138,292	8.970	10/15/28	11,145,309
Momentive Performance Materials, Inc. (B/Ba3) (1 mo. USD Term SOFR + 4.500%)
5,016,545	9.856	03/29/28	4,837,856
Polar U.S. Borrower LLC (CCC/Caa1) (3 mo. USD Term SOFR + 4.750%)
8,057,598	10.244	10/15/25	5,454,994
PQ Corp. (BB-/B1) (3 mo. USD Term SOFR + 2.500%)
5,116,298	7.983	06/09/28	5,118,243
Trident TPI Holdings, Inc. (B-/B2)
(3 mo. USD Term SOFR + 4.000%)
4,519,142	9.610	09/15/28	4,497,495
(3 mo. USD Term SOFR + 4.500%)
3,099,229	9.848	09/15/28	3,097,772
(3 mo. USD Term SOFR + 5.250%)
1,859,055	10.598	09/15/28	1,861,844
Trinseo Materials Operating SCA (B-/B1) (3 mo. USD Term SOFR + 2.500%)
4,947,813	8.150	05/03/28	3,847,469

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Bank Loans(a) – (continued)
Chemicals(b) – (continued)
W.R. Grace & Co.-Conn. (B-/B1) (3 mo. USD Term SOFR + 3.750%)
	$8,386,764	9.360%		09/22/28	$ 8,400,266

					104,843,223

Coal(b) – 0.3%
Oxbow Carbon LLC (BB-/B1) (1 mo. USD Term SOFR + 4.000%)
	5,198,875	9.456		05/10/30	5,185,878

Commercial Services – 7.0%
Albion Financing 3 SARL (BB-/B1) (3 mo. USD Term SOFR + 5.250%)
	8,085,000	10.924	(b)	08/17/26	8,115,319
Allied Universal Holdco LLC (B/B3) (1 mo. EUR EURIBOR + 3.750%)
EUR	659,813	7.593	(b)	05/12/28	704,953
(1 mo. USD Term SOFR + 3.750%)
	$10,912,455	9.206	(b)	05/12/28	10,853,965
Amentum Government Services Holdings LLC (B/B2) (1 mo. USD Term SOFR + 4.000%)
	8,432,260	9.358	(b)	02/15/29	8,419,612
Ankura Consulting Group LLC (B-/B2) (1 mo. USD Term SOFR + 4.500%)
	5,802,310	9.970	(b)	03/17/28	5,787,804
Ankura Consulting Group LLC (CCC/Caa2) (3 mo. USD Term SOFR + 8.000%)
	5,650,000	13.416	(b)	03/19/29	5,042,625
Anticimex International AB (B/B2) (3 mo. USD Term SOFR + 3.150%)
	6,419,000	8.495	(b)	11/16/28	6,397,625
APi Group DE, Inc. (BB-/Ba1) (1 mo. USD Term SOFR + 2.500%)
	11,683,126	7.970	(b)	01/03/29	11,683,126
Conservice Midco LLC (B/B2) (1 mo. USD Term SOFR + 4.250%)
	6,270,565	9.706	(b)	05/13/27	6,273,199
Da Vinci Purchaser Corp. (B-/B2) (1 mo. USD Term SOFR + 4.000%)
	9,308,661	9.470	(b)	01/08/27	9,317,411
Element Materials Technology Group U.S. Holdings, Inc. (B/B1) (3 mo. USD Term SOFR + 4.250%)
	5,607,518	9.698	%(b)	07/06/29	5,544,434
Fleet U.S. Bidco, Inc. (B+/B1) (1 mo. USD LIBOR + 3.000%)
	1,994,792	8.470	(b)	10/07/26	1,994,792
Garda World Security Corp. (B/B2) (3 mo. USD Term SOFR + 4.250%)
	1,600,000	9.725	(b)	10/30/26	1,600,256
(3 mo. USD Term SOFR + 4.250%)
	10,615,625	9.625	(b)	02/01/29	10,613,714
Holding Socotec (B/B2) (3 mo. EUR EURIBOR + 3.500%)
EUR	1,025,000	7.425	(b)	06/02/28	1,118,117
(3 mo. USD Term SOFR + 4.035%)
	$8,291,976	9.822	(b)	06/30/28	8,188,326
R1 RCM, Inc. (B+/Ba3)
	1,873,093	0.000	(d)	06/21/29	1,871,333

Principal Amount		Interest Rate		Maturity Date	Value

Bank Loans(a) – (continued)
Commercial Services – (continued)
Thevelia (U.S.) LLC (B+/B1) (3 mo. USD Term SOFR + 4.000%)
	$7,475,527	9.498	%(b)	06/18/29	$ 7,469,322
Travelport Finance (Luxembourg) SARL (C/NR) (3 mo. USD Term SOFR + 8.500%)
	1,310,555	13.860	(b)	05/29/26	546,069
Vaco Holdings LLC (B/B3) (3 mo. USD Term SOFR + 5.000%)
	7,040,281	10.434	(b)	01/21/29	6,925,876
Verisure Holding AB (B+/B1) (3 mo. EUR EURIBOR + 3.000%)
EUR	12,040,000	6.925	(b)	03/27/28	13,169,277
Verscend Holding Corp. (B+/B2) (1 mo. USD Term SOFR + 4.000%)
	$7,616,694	9.470	(b)	08/27/25	7,623,016

					139,260,171

Construction Machinery(b) – 0.4%
Brookfield WEC Holdings, Inc. (B/B1) (1 mo. USD Term SOFR + 2.750%)
	6,932,134	8.220		08/01/25	6,945,443

Consumer Cyclical Services(b) – 2.7%
APX Group, Inc. (BB/Ba2) ((3 mo. U.S. (Fed) Prime Rate + 2.250%)–(3 mo. USD Term SOFR + 3.250%))
	12,525,502	0.000		07/10/28	12,515,731
Asurion LLC (B+/Ba3) (1 mo. USD Term SOFR + 3.250%)
	3,395,232	8.720		12/23/26	3,383,926
FCG Acquisitions, Inc. (B-/B2) (1 mo. USD Term SOFR + 4.750%)
	4,486,612	10.106		03/31/28	4,474,947
Hertz Corp. (BB+/Ba3) (1 mo. USD Term SOFR + 3.250%)
	12,764,371	8.720%		06/30/28	12,712,548
IRB Holding Corp. (B+/B2) (1 mo. USD Term SOFR + 3.000%)
	5,794,736	8.456		12/15/27	5,798,851
Stats Intermediate Holdings LLC (B-/B2) (3 mo. USD Term SOFR + 5.250%)
	8,725,473	10.881		07/10/26	8,434,653
Windsor Holdings III LLC (B+/B2) (1 mo. USD Term SOFR + 4.500%)
	5,710,590	9.848		08/01/30	5,740,913

					53,061,569

Consumer Products(b) – 0.5%
Kronos Acquisition Holdings, Inc. (B-/B2) (3 mo. USD Term SOFR + 3.750%)
	10,855,116	9.360		12/22/26	10,835,468

Distributors(b) – 0.4%
UGI Energy Services LLC (NR/Ba3) (1 mo. USD Term SOFR + 3.250%)
	8,055,309	8.706		02/22/30	8,060,867

Diversified Financial Services – 2.4%
AllSpring Buyer LLC (BB-/Ba2) (3 mo. USD Term SOFR + 4.000%)
	4,034,037	9.375	(b)	11/01/28	4,012,617
DRW Holdings LLC (BB-/Ba3) (1 mo. USD Term SOFR + 3.750%)
	10,202,096	9.220	(b)	03/01/28	10,176,591

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Bank Loans(a) – (continued)
Diversified Financial Services – (continued)
Edelman Financial Center LLC (B/B2) (1 mo. USD Term SOFR +3.500%)
	$10,282,118	8.970	%(b)	04/07/28	$ 10,288,596
Focus Financial Partners LLC (B+/B1) (1 mo. USD Term SOFR + 3.250%)
	5,816,103	8.606	(b)	06/30/28	5,820,930
(1 mo. USD Term SOFR + 3.500%)
	1,720,688	8.856	(b)	06/30/28	1,722,838
NEXUS Buyer LLC (B-/B2)
	4,375,000	0.000	(d)	12/13/28	4,334,006
Syncapay, Inc. (B/B2) (1 mo. USD Term SOFR + 6.500%)
	4,299,736	11.856	(b)	12/10/27	4,295,436
VFH Parent LLC (B+/Ba3) (1 mo. USD Term SOFR + 3.000%)
	7,675,555	8.456	(b)	01/13/29	7,681,312

					48,332,326

Diversified Manufacturing(b) – 4.3%
Anvil International LLC (B-/B3) (3 mo. USD Term SOFR + 5.000%)
	6,733,643	10.483		05/28/26	6,487,865
Apex Tool Group LLC (CCC+/B3) (1 mo. USD Term SOFR + 5.250%)
	11,530,452	10.707		02/08/29	10,085,917
CeramTec AcquiCo GmbH (B/B2) (3 mo. EUR EURIBOR + 3.500%)
EUR	7,950,000	7.455		03/16/29	8,691,097
Crosby U.S. Acquisition Corp. (B/B3) (1 mo. USD Term SOFR + 4.750%)
	$5,496,724	10.207		06/26/26	5,499,033
Dynacast International LLC (NR/NR) (3 mo. USD Term SOFR + 4.500%)
	7,863,660	9.988		07/22/25	7,234,567
Fluid-Flow Products, Inc. (B-/B2) (1 mo. USD Term SOFR + 3.750%)
	7,085,773	9.220		03/31/28	7,082,230
MKS Instruments, Inc. (BB/Ba1) (1 mo. USD Term SOFR + 2.500%)
	5,678,125	7.848		08/17/29	5,685,223
Pelican Products, Inc. (B-/B2) (3 mo. USD Term SOFR + 4.250%)
	7,203,000	9.601		12/29/28	6,638,789
Titan Acquisition Ltd. (B-/B2) (1 mo. USD Term SOFR + 3.000%)
	8,853,766	8.470		03/28/25	8,835,350
Vertical U.S. Newco, Inc. (B+/B1) (6 mo. USD Term SOFR + 3.500%)
	13,752,936	9.381		07/30/27	13,770,127
Victory Buyer LLC (CCC+/B3) (3 mo. USD Term SOFR + 3.750%)
	6,254,104	9.391		11/19/28	5,919,510

					85,929,708

Electric(b) – 0.5%
Calpine Corp. (BB+/Ba2) (1 mo. USD Term SOFR + 2.500%)
	3,097,187	7.970		12/16/27	3,101,306

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Electric(b) – (continued)
Pike Corp. (BB-/Ba3) (1 mo. USD Term SOFR + 3.000%)
	$6,105,822	8.470%	01/21/28	$ 6,118,522

				9,219,828

Energy(b) – 1.6%
Delek U.S. Holdings, Inc. (BB+/B1) (1 mo. USD Term SOFR + 3.500%)
	12,915,890	8.956	11/19/29	12,921,960
Oryx Midstream Services Permian Basin LLC (BB-/Ba3) (1 mo. USD Term SOFR + 3.250%)
	11,198,610	8.710	10/05/28	11,215,183
Parkway Generation LLC (B+/B1) (3 mo. USD Term SOFR + 4.750%)
	8,768,368	10.395%	02/18/29	8,416,056

				32,553,199

Entertainment(b) – 3.9%
Alterra Mountain Co. (B+/B1) (1 mo. USD Term SOFR + 3.500%)
	12,746,407	8.970	08/17/28	12,746,407
Arcis Golf LLC (NR/B2) (1 mo. USD Term SOFR + 3.750%) ((1 mo. USD Term SOFR + 3.250%)–(1 mo. USD Term SOFR + 4.500%))
	4,966,327	9.220	11/24/28	4,974,621
Cinemark USA, Inc. (BB/Ba2) (1 mo. USD Term SOFR + 3.750%) ((1 mo. USD Term SOFR + 3.750%)–(3 mo. USD Term SOFR + 3.750%))
	6,922,687	0.000	05/24/30	6,915,765
Fender Musical Instruments Corp. (B-/B3) (1 mo. USD Term SOFR + 4.000%)
	8,403,865	9.456	12/01/28	8,214,778
GVC Holdings (Gibraltar) Ltd. (BB/Ba1) (3 mo. USD Term SOFR + 3.500%)
	5,981,230	8.948	10/31/29	5,987,450
GVC Holdings (Gibraltar) Ltd. (BB/NR) (3 mo. USD Term SOFR + 2.500%)
	2,011,021	7.948	03/29/27	2,013,897
Luna III SARL (BB-/B1) (6 mo. EUR EURIBOR + 4.175%)
EUR	12,050,000	8.246	10/23/28	13,330,934
Motion Finco SARL (B+/B2) (3 mo. USD Term SOFR + 3.250%)
	$9,859,726	8.860%	11/12/26	9,859,726
Playtika Holding Corp. (BB+/Ba2) (1 mo. USD Term SOFR + 2.750%)
	8,482,031	8.220	03/13/28	8,464,388
SeaWorld Parks & Entertainment, Inc. (BB/Ba2) (1 mo. USD Term SOFR + 3.000%)
	4,913,520	8.470	08/25/28	4,917,205

				77,425,171

Environmental(b) – 0.1%
Covanta Holding Corp. (BB/Ba2) (1 mo. USD Term SOFR + 3.000%)
	4,186	8.360	11/30/28	4,187
EnergySolutions, LLC (B/B2) (1 mo. USD Term SOFR + 4.000%)
	2,319,187	9.356	09/20/30	2,314,549

				2,318,736

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Food & Beverages(b) – 1.3%
Chef’s Warehouse Leasing Co. LLC (BB-/B2) (1 mo. USD Term SOFR + 4.750%)
	$3,222,917	10.206%	08/23/29	$ 3,213,506
Chobani LLC (B-/B1) (1 mo. USD Term SOFR + 3.500%)
	5,937,582	8.970	10/25/27	5,940,550
Froneri International Ltd. (BB-/Ba3) (1 mo. USD Term SOFR + 2.250%)
	5,333,547	7.706	01/29/27	5,335,681
Sunshine Investments BV (B+/B2) (3 mo. USD Term SOFR + 4.250%)
	10,231,949	9.630	07/12/29	10,222,332

				24,712,069

Gaming(b) – 0.3%
Scientific Games International, Inc. (BB/Ba3) (1 mo. USD Term SOFR + 3.000%)
	4,962,217	8.465	04/14/29	4,969,958

Health Care(b) – 1.4%
Global Medical Response, Inc. (CCC+/Caa2) (3 mo. USD Term SOFR + 4.250%)
	8,799,861	9.895	03/14/25	6,852,891
Jazz Financing Lux SARL (BB-/Ba2) (1 mo. USD Term SOFR + 3.500%)
	13,627,997	8.970	05/05/28	13,690,413
Matrix Medical Network of Arizona LLC (B-/B3) (1 mo. USD Term SOFR + 4.750%)
	2,973,209	10.220	02/17/25	2,913,745
Onex TSG Intermediate Corp. (B/B2) (3 mo. USD Term SOFR + 4.750%)
	5,118,294	10.395	02/28/28	5,035,122

				28,492,171

Health Care - Services(b) – 2.7%
Accelerated Health Systems LLC (B-/Caa1) (3 mo. USD Term SOFR + 4.250%)
	12,066,250	9.748	02/15/29	10,086,661
Biogroup-LCD (B/B2) (3 mo. EUR EURIBOR + 3.250%)
EUR	3,875,000	7.216	02/09/28	4,072,815
Envision Healthcare Corp. (NR/WR) (3 mo. USD LIBOR + 3.750%)
	$10,106,997	0.000	10/10/25	101,070
Help At Home, Inc. (B-/B1) (1 mo. USD Term SOFR + 5.000%)
	12,161,447	10.460%	10/29/27	12,038,736
Lonza Group AG (B-/B2) (3 mo. USD Term SOFR + 3.925%)
	6,008,241	9.373	07/03/28	5,425,441
NAPA Management Services Corp. (B-/B3) (1 mo. USD Term SOFR + 5.250%)
	6,582,750	10.706	02/23/29	6,016,370
Summit Behavioral Healthcare LLC (B-/B3) (3 mo. USD Term SOFR + 4.750%)
	8,369,204	10.400	11/24/28	8,348,281
U.S. Radiology Specialists, Inc. (B-/B3) (3 mo. USD Term SOFR + 5.250%)
	7,922,183	10.748	12/15/27	7,829,732

				53,919,106

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Health Care Products(b) – 0.7%
Iris BidCo GmbH (NR/B3) (3 mo. EUR EURIBOR + 5.000%)
EUR	8,525,000	8.948%	06/29/28	$ 9,049,692
Medline Borrower LP (B+/B1) (1 mo. USD Term SOFR + 3.000%)
	$5,057,740	8.470	10/23/28	5,078,274

				14,127,966

Health Care Services(b) – 0.6%
CAB (NR/NR) (3 mo. EUR EURIBOR + 3.500%)
EUR	1,350,000	7.466	02/09/28	1,423,268
LifePoint Health, Inc. (B/B2) (3 mo. USD Term SOFR + 5.500%)
	$10,478,783	11.168	11/16/28	10,434,248

				11,857,516

Home Construction(b) – 0.7%
Core & Main LP (B+/B1) ((1 mo. USD Term SOFR + 2.500%)–(2 mo. USD Term SOFR + 2.500%))
	5,872,971	0.000	07/27/28	5,865,630
SRS Distribution, Inc. (B-/B3) (3 mo. USD LIBOR + 3.500%)
	7,000,000	4.250	06/02/28	6,991,250

				12,856,880

Household & Leisure(b) – 0.1%
Knight Health Holdings LLC (B-/B3) (1 mo. USD Term SOFR + 5.250%)
	5,022,448	10.720	12/23/28	1,356,061

Insurance(b) – 2.1%
Acrisure LLC (B/B2) (3 mo. USD LIBOR + 3.500%)
	8,104,472	9.150	02/15/27	8,076,998
Alliant Holdings Intermediate LLC (B/B2) (3 mo. USD Term SOFR + 3.500%)
	4,876,514	8.865	11/06/30	4,892,363
AssuredPartners, Inc. (B/B2) (1 mo. USD Term SOFR + 3.500%)
	5,358,139	8.970	02/12/27	5,366,873
OneDigital Borrower LLC (B/B3) (1 mo. USD Term SOFR + 4.250%)
	3,938,443	9.706	11/16/27	3,931,078
Sedgwick Claims Management Services, Inc. (B+/B2) (1 mo. USD Term SOFR + 3.750%)
	11,175,852	9.106	02/24/28	11,202,227
USI, Inc. (NR/NR) (3 mo. USD Term SOFR + 3.000%)
	7,218,033	8.348	11/22/29	7,223,663

				40,693,202

Lodging(b) – 0.9%
Caesars Entertainment Corp. (B+/Ba3) (1 mo. USD Term SOFR + 3.250%)
	5,309,875	8.706	02/06/30	5,317,362
Hilton Grand Vacations Borrower LLC (BBB-/Ba2) (1 mo. USD Term SOFR + 2.750%)
	11,611,835	8.220	08/02/28	11,611,835

				16,929,197

Machinery(b) – 1.2%
Chart Industries, Inc. (B+/Ba3) (1 mo. USD Term SOFR + 3.250%)
	6,390,186	8.698	03/15/30	6,395,489

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Machinery(b) – (continued)
Project Castle, Inc. (B-/Caa1) (3 mo. USD Term SOFR + 5.500%)
	$7,174,781	10.830%	06/01/29	$ 6,331,745
SPX Flow, Inc. (B-/B2) (1 mo. USD Term SOFR + 4.500%)
	9,417,649	9.956	04/05/29	9,439,875
TK Elevator Topco GmbH (B+/B1) (6 mo. EUR EURIBOR + 3.625%)
EUR	1,605,000	7.597	07/30/27	1,767,729

				23,934,838

Media(b) – 0.4%
Cogeco Communications Finance (USA), LP (BB/B1) (1 mo. USD Term SOFR + 3.250%)
	$4,375,000	8.606	09/18/30	4,301,194
Zacapa SARL (B/B2) (3 mo. USD Term SOFR + 4.000%)
	4,458,024	9.348	03/22/29	4,441,306

				8,742,500

Media - Cable(b) – 2.3%
Altice Financing SA (B/B3) (3 mo. USD Term SOFR + 5.000%)
	10,777,185	10.394	10/31/27	10,703,145
Altice France SA (B/B2) (3 mo. USD Term SOFR + 5.500%)
	12,388,985	10.894	08/15/28	11,093,345
DirecTV Financing LLC (BB/Ba3) (3 mo. USD Term SOFR + 5.000%)
	3,052,745	10.650	08/02/27	3,049,326
Gray Television, Inc. (BB/Ba2) (1 mo. USD Term SOFR + 3.000%)
	1,965,042	8.467	12/01/28	1,948,457
Virgin Media Bristol LLC (BB-/Ba3)
(1 mo. USD Term SOFR + 2.500%)
	10,583,080	7.976	01/31/28	10,528,683
(1 mo. USD Term SOFR + 3.250%)
	8,300,000	8.726	01/31/29	8,272,610

				45,595,566

Media - Non Cable(b) – 1.8%
CMG Media Corp. (B+/B1) (3 mo. USD Term SOFR + 3.500%)
	6,231,145	8.948	12/17/26	5,748,231
Diamond Sports Group LLC (NR/WR) (1 mo. USD Term SOFR + 5.250%)
	2,687,115	5.637	08/24/26	106,141
Entercom Media Corp. (D/Ca) (3 mo. USD Term SOFR + 2.500%)
	8,622,098	8.145	11/18/24	4,117,052
Getty Images, Inc. (BB-/Ba3) (3 mo. USD Term SOFR + 4.500%)
	7,987,403	9.948	02/19/26	8,015,359
iHeartCommunications, Inc. (B+/Caa1)
(1 mo. USD Term SOFR + 3.000%)
	1,258,982	8.470	05/01/26	1,082,158
(1 mo. USD Term SOFR + 3.250%)
	6,777,591	8.720	05/01/26	5,773,694
NEP/NCP Holdco, Inc. (CCC/Caa3) (1 mo. USD Term SOFR + 7.000%)
	3,200,000	12.470	10/19/26	2,544,000
Taboola.com Ltd. (BB-/B1) (1 mo. USD Term SOFR + 4.000%)
	4,142,739	9.470	09/01/28	4,122,026

Principal Amount	Interest Rate		Maturity Date	Value

Bank Loans(a) – (continued)
Media - Non Cable(b) – (continued)
Voyage Digital Ltd. (BB-/Ba3) (3 mo. USD Term SOFR + 4.000%)
$4,560,908	9.367	%(c)	05/11/29	$ 4,549,505

				36,058,166

Metals & Mining(b) – 0.4%
Arsenal AIC Parent LLC (B+/Ba3) (1 mo. USD Term SOFR + 4.500%)
2,568,563	9.856		08/18/30	2,575,780
PMHC II, Inc. (B-/B3) (3 mo. USD Term SOFR + 4.250%)
5,937,245	9.807		04/23/29	5,665,141

				8,240,921

Midstream(b) – 0.6%
AL GCX Holdings LLC (B+/Ba3) (1 mo. USD Term SOFR + 3.500%)
4,633,466	8.945		05/17/29	4,634,625
AL NGPL Holdings LLC (B+/Ba3) (3 mo. USD Term SOFR + 3.750%)
7,456,629	9.210		04/13/28	7,452,005

				12,086,630

Non Captive(b) – 0.6%
Avolon TLB Borrower 1 (U.S.) LLC (BBB-/Baa2) (1 mo. USD Term SOFR + 2.000%)
2,443,875	7.358		06/22/28	2,447,638
Howden Group Holdings Ltd. (B/B2) (1 mo. USD Term SOFR + 4.000%)
1,246,860	9.356		04/18/30	1,248,156
Hyperion Insurance Group Ltd. (B/B2) (1 mo. USD LIBOR + 3.250%)
7,921,444	8.750		11/12/27	7,928,653

				11,624,447

Oil Field Services(b) – 0.4%
BANGL LLC (BB-/B2) (1 mo. USD Term SOFR + 4.500%)
5,536,125	9.855		02/01/29	5,537,841
ChampionX Corp. (BBB/Ba1) (1 mo. USD Term SOFR + 2.750%)
1,971,621	8.206		06/07/29	1,975,939

				7,513,780

Packaging(b) – 3.7%
Berlin Packaging LLC (B-/B2) ((1 mo. USD Term SOFR + 3.250%)–(3 mo. USD Term SOFR + 3.250%))
8,798,843	0.000		03/11/28	8,759,601
Canister International Group, Inc. (B/B2) (1 mo. USD Term SOFR + 4.750%)
3,285,094	10.206		12/21/26	3,289,890
Charter NEX U.S., Inc. (B/B3) (1 mo. USD Term SOFR + 3.750%)
10,931,864	9.220		12/01/27	10,969,469
Clydesdale Acquisition Holdings, Inc. (B/B2) (1 mo. USD Term SOFR + 4.175%)
10,238,193	9.631		04/13/29	10,272,286

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Bank Loans(a) – (continued)
Packaging(b) – (continued)
Klockner-Pentaplast of America, Inc. (B-/B3) (6 mo. USD Term SOFR + 4.725%)
$4,149,343	10.476%		02/12/26	$ 3,892,623
LABL, Inc. (B-/B3) (1 mo. USD Term SOFR + 5.000%)
9,463,773	10.456		10/29/28	9,056,169
Pretium Packaging LLC (B/B2) (1 mo. USD Term SOFR + 5.000%)
690,540	10.353		10/02/28	675,438
Pretium PKG Holdings, Inc. (CCC-/Ca) (1 mo. USD Term SOFR + 4.000%)
2,755,574	9.327		10/02/28	2,166,184
Proampac PG Borrower LLC (B-/B3) (3 mo. USD Term SOFR + 4.500%)
11,320,751	9.887		09/15/28	11,324,260
Tosca Services LLC (CCC+/Caa1) (3 mo. USD Term SOFR + 3.500%)
10,579,943	9.145		08/18/27	8,819,123
TricorBraun Holdings, Inc. (B-/B2) (1 mo. USD Term SOFR + 3.250%)
5,015,122	8.720		03/03/28	4,979,064

				74,204,107

Paper(b) – 0.4%
Pregis TopCo Corp. (B-/B2) (1 mo. USD Term SOFR + 3.750%)
7,062,135	9.106		07/31/26	7,072,093

Pharmaceuticals – 1.4%
Amneal Pharmaceuticals LLC (B/B2) ((1 mo. USD LIBOR + 3.000%)–(1 mo. USD LIBOR + 7.000%))
4,100,000	0.000	(d)	05/04/28	4,023,125
Covetrus, Inc. (B-/B1) (3 mo. USD Term SOFR + 5.000%)
12,803,250	10.348	(b)	10/13/29	12,779,308
Gainwell Acquisition Corp. (B/B2) (3 mo. USD Term SOFR + 4.000%)
6,530,989	9.448	(b)	10/01/27	6,335,059
Organon & Co. (BB/Ba2) (1 mo. USD Term SOFR + 3.000%)
4,837,603	8.472	(b)	06/02/28	4,840,651

				27,978,143

Pipelines(b) – 1.2%
CQP Holdco LP (BB/WR) ((1 mo. USD LIBOR + 3.000%)–(3 mo. USD Term SOFR + 3.000%))
—	0.000		06/05/28	—
CQP Holdco LP (NR/B1) (3 mo. USD Term SOFR + 3.000%)
12,902,317	8.348		12/31/30	12,918,445
Medallion Midland Acquisition LLC (NR/NR) (3 mo. USD Term SOFR + 3.500%)
6,422,776	8.864		10/18/28	6,441,145
NorthRiver Midstream Finance LP (BB/Ba3) (3 mo. USD Term SOFR + 3.000%)
3,880,720	8.330		08/16/30	3,885,571

				23,245,161

Real Estate Investment Trust(b) – 0.2%
Forest City Enterprises LP (B-/Caa1) (1 mo. USD Term SOFR + 3.500%)
4,348,084	8.970		12/08/25	4,112,548

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Restaurants(b) – 0.3%
1011778 BC Unlimited Liability Co. (BB+/Ba2) (1 mo. USD Term SOFR + 2.250%)
	$5,100,000	7.606%	09/20/30	$ 5,098,164

Retailers(b) – 3.5%
AppLovin Corp. (BB/Ba3) (1 mo. USD Term SOFR + 3.100%)
	7,162,277	8.556	10/25/28	7,162,277
(1 mo. USD Term SOFR + 3.100%)
	13,585,096	8.456	08/16/30	13,585,096
BCPE Empire Holdings, Inc. (B-/B3) (1 mo. USD Term SOFR +
	4.750%)
	7,751,237	10.106	12/11/28	7,764,802
Constellation Automotive Ltd. (NR/B2) (6 mo. EUR EURIBOR + 4.000%)
EUR	4,653,879	8.026	07/28/28	4,913,701
Constellation Automotive Ltd. (NR/Caa2) (6 mo. Sterling Overnight Index Average + 7.500%)
GBP	700,000	12.684	07/27/29	637,802
Dealer Tire Financial LLC (B-/B1) (1 mo. USD Term SOFR + 4.500%)
	$9,427,269	9.856	12/14/27	9,444,993
Harbor Freight Tools USA, Inc. (BB-/B2) (1 mo. USD Term SOFR + 2.750%)
	9,071,694	8.220	10/19/27	9,053,097
Restoration Hardware, Inc. (B+/B1) (1 mo. USD Term SOFR + 2.500%)
	3,119,567	7.970	10/20/28	3,028,319
Shutterfly, Inc. (CCC+/Caa2) (3 mo. USD Term SOFR + 1.000%)
	4,652,825	6.348	10/01/27	3,338,402
Shutterfly, Inc. (NR/NR) (1 mo. USD Term SOFR + 6.000%)
	913,641	11.356	10/01/27	909,831
Staples, Inc. (B-/B3) (1 mo. USD LIBOR + 5.000%)
	6,234,298	10.467	04/16/26	5,889,042
TruGreen LP (B-/B3) (1 mo. USD Term SOFR + 4.000%)
	2,523,612	9.456	11/02/27	2,432,762
TruGreen LP (CCC/Caa3) (3 mo. USD Term SOFR + 8.500%)
	2,200,000	14.145	11/02/28	1,628,000

				69,788,124

Software(b) – 0.2%
ZoomInfo LLC (NR/WR) (1 mo. USD Term SOFR + 2.750%)
	4,669,169	7.606	02/28/30	4,684,731

Technology(b) – 0.7%
Ingram Micro, Inc. (NR/B1) (3 mo. USD Term SOFR + 3.000%)
	6,436,473	8.610	06/30/28	6,452,564
Tempo Acquisition LLC (BB-/Ba3) (1 mo. USD Term SOFR + 2.750%)
	1,972,244	8.106	08/31/28	1,979,285
Ultra Clean Holdings, Inc. (B+/B1) (1 mo. USD Term SOFR +
	3.750%)
	6,064,918	9.220	08/27/25	6,069,952

				14,501,801

Technology - Hardware(b) – 1.0%
CommScope, Inc. (CCC+/B2) (1 mo. USD Term SOFR + 3.250%)
	6,657,617	8.720	04/06/26	5,933,601

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Bank Loans(a) – (continued)
Technology - Hardware(b) – (continued)
Entegris, Inc. (BB/Baa3) (3 mo. USD Term SOFR + 2.500%)
	$1,732,146	7.848%		07/06/29	$ 1,737,914
II-VI, Inc. (BB-/Ba2) (1 mo. USD Term SOFR + 2.750%)
	11,760,862	8.220		07/02/29	11,780,503
MKS Instruments, Inc. (BB/Ba1) (1 mo. EUR EURIBOR + 3.000%)
EUR	790,000	6.843		08/17/29	869,216

					20,321,234

Technology - Software(b) – 2.3%
Castle U.S. Holding Corp. (CCC+/B3) (3 mo. USD Term SOFR + 3.750%)
	$7,158,747	9.400		01/29/27	5,018,782
DCert Buyer, Inc. (B-/B2) (1 mo. USD Term SOFR + 4.000%)
	6,893,778	9.356		10/16/26	6,821,738
DCert Buyer, Inc. (CCC/Caa2) (1 mo. USD Term SOFR + 7.000%)
	1,700,000	12.356		02/19/29	1,540,268
Isolved, Inc. (B/B2) (3 mo. USD Term SOFR + 4.000%)
	3,995,582	9.484		10/14/30	3,995,582
Loyalty Ventures, Inc. (NR/WR) ((3 mo. U.S. (Fed) Prime Rate + 0.000%)–(3 mo. U.S. (Fed) Prime Rate + 5.500%))
	11,629,469	0.000		11/03/27	101,758
Peraton Corp. (B/B1) (1 mo. USD Term SOFR + 3.750%)
	11,341,764	9.206		02/01/28	11,355,941
Physician Partners LLC (B+/B2) (3 mo. USD Term SOFR + 4.000%)
	7,306,378	9.533		12/26/28	6,886,262
Virtusa Corp. (B/B1) (1 mo. USD Term SOFR + 3.750%)
	9,512,675	9.220		02/11/28	9,516,670

					45,237,001

Technology - Software/Services(b) – 2.7%
Ahead DB Holdings LLC (B+/B1) (3 mo. USD Term SOFR + 3.750%)
	9,832,585	9.198		10/18/27	9,774,180
Atlas Purchaser, Inc. (CCC/Caa3) (3 mo. USD Term SOFR + 9.000%)
	1,225,000	14.642		05/07/29	396,079
CentralSquare Technologies LLC (B-/Caa1) (3 mo. USD Term SOFR + 3.750%)
	9,537,483	9.248		08/29/25	9,179,828
Magenta Buyer LLC (CCC+/B2) (3 mo. USD Term SOFR + 5.000%)
	4,198,313	10.645		07/27/28	2,949,315
McAfee LLC (B-/B2) (1 mo. USD Term SOFR + 3.750%)
	8,531,125	9.203		03/01/29	8,472,516
Peraton Corp. (NR/NR) (3 mo. USD Term SOFR + 7.750%)
	5,411,236	13.222		02/01/29	5,370,651
Physician Partners LLC (B+/B2) (3 mo. USD Term SOFR + 5.500%)
	2,900,000	10.883	(c)	12/23/28	2,755,000
Quartz Acquireco LLC (B/B1) (1 mo. USD Term SOFR + 3.500%)
	2,468,813	8.856		06/28/30	2,474,984

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Technology - Software/Services(b) – (continued)
Severin Acquisition LLC (B/B2) (3 mo. USD Term SOFR + 3.250%)
	$4,936,354	8.633%	08/01/27	$ 4,951,805
World Wide Technology Holding Co. LLC (BB/Ba3) (1 mo. USD Term SOFR + 3.250%)
	6,227,937	8.707	03/01/30	6,247,431

				52,571,789

Telecommunications(b) – 1.5%
Adevinta ASA (BB-/Ba2)
(3 mo. EUR EURIBOR + 2.500%)
EUR	176,867	6.425	06/26/28	195,120
(3 mo. USD Term SOFR + 2.750%)
	$2,726,992	8.362	06/26/28	2,728,356
Barracuda Networks, Inc. (B/B2) (3 mo. USD Term SOFR + 4.500%)
	4,396,692	9.883	08/15/29	4,281,279
Buzz Finco LLC (B/B1)
(1 mo. USD Term SOFR + 2.750%)
	3,765,809	8.206	01/29/27	3,770,516
(1 mo. USD Term SOFR + 3.250%)
	267,727	8.706	01/29/27	267,840
Endure Digital, Inc. (B/B2) (6 mo. USD Term SOFR + 3.500%)
	3,078,313	9.422	02/10/28	3,004,249
Lorca Holdco Ltd. (NR/B1) (6 mo. EUR EURIBOR + 3.700%)
EUR	4,875,000	7.604	09/17/27	5,346,883
Magenta Buyer LLC (CCC-/Caa2) (3 mo. USD Term SOFR + 8.250%)
	$1,300,000	13.895	07/27/29	494,000
MKS Instruments, Inc. (BB/Ba1) (1 mo. USD Term SOFR + 2.500%)
	4,072,031	7.956	08/17/27	4,055,051
MLN U.S. HoldCo LLC (NR/NR) (3 mo. USD Term SOFR + 9.250%)
	2,674,726	14.722	10/18/27	234,038
PUG LLC (B-/B3) (1 mo. USD Term SOFR + 3.500%)
	4,542,504	8.970	02/12/27	4,461,102

				28,838,434

Textiles(b) – 0.3%
Fanatics Commerce Intermediate Holdco LLC (BB-/B1) (1 mo. USD Term SOFR + 3.250%)
	5,110,000	8.720	11/24/28	5,078,063
New Trojan Parent, Inc. (C/C) (1 mo. USD Term SOFR + 7.250%)
	1,100,000	12.720	01/05/29	110,000
New Trojan Parent, Inc. (CCC-/Caa3) (1 mo. USD Term SOFR + 3.250%)
	6,466,706	8.720	01/06/28	1,676,752

				6,864,815

Transportation Services(b) – 1.2%
Dynasty Acquisition Co., Inc. (B-/B3) (1 mo. USD Term SOFR + 4.000%)
	5,964,677	9.356	08/24/28	5,976,546

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Bank Loans(a) – (continued)
Transportation Services(b) – (continued)
Kenan Advantage Group, Inc. (B/B2) (1 mo. USD Term SOFR + 3.750%)
	$5,899,993	9.220%		03/24/26	$ 5,862,470
LaserShip, Inc. (CCC+/B3) (3 mo. USD Term SOFR + 4.500%)
	2,494,440	10.396		05/07/28	2,284,483
MH Sub I LLC (B/B1) (1 mo. USD Term SOFR + 4.250%)
	7,799,962	9.606		05/03/28	7,655,897
MH Sub I LLC (B/Caa1) (1 mo. USD Term SOFR + 6.250%)
	2,400,000	11.606		02/23/29	2,227,704

					24,007,100

TOTAL BANK LOANS (Cost $1,750,271,822)					$1,681,033,040

Corporate Obligations(e) – 5.9%
Aerospace & Defense – 0.1%
Spirit AeroSystems, Inc. (CCC+/Caa1)
	$2,790,000	4.600%		06/15/28	$ 2,462,928

Automotive – 0.7%
Dornoch Debt Merger Sub, Inc. (CCC/Caa2)
	5,970,000	6.625	(f)	10/15/29	5,376,642
Ford Motor Credit Co. LLC (BBB-/Ba1)
	650,000	4.687		06/09/25	638,118
	4,677,000	4.950		05/28/27	4,566,248
	3,600,000	7.350		11/04/27	3,793,032

					14,374,040

Banks(f) – 0.2%
Freedom Mortgage Corp. (B/B2)
	3,120,000	6.625		01/15/27	2,973,048

Chemicals(f) – 0.4%
Axalta Coating Systems Dutch Holding B BV (BB-/B1)
	1,525,000	7.250		02/15/31	1,604,208
Olympus Water U.S. Holding Corp. (B-/B3)
	4,160,000	9.750		11/15/28	4,435,101
Polar U.S. Borrower LLC/Schenectady International Group, Inc. (CCC-/Caa3)
	8,835,000	6.750		05/15/26	2,827,200

					8,866,509

Commercial Services(f) – 0.3%
APX Group, Inc. (B/Ba3)
	1,928,000	5.750		07/15/29	1,799,884
Paysafe Finance PLC/Paysafe Holdings U.S. Corp. (B/B2)
	3,450,000	4.000	(g)	06/15/29	3,049,835
Verisure Midholding AB (B-/B3)
EUR	1,075,000	5.250		02/15/29	1,130,898

					5,980,617

Diversified Financial Services(f) – 0.7%
LPL Holdings, Inc. (BBB-/Baa3)
	$2,489,000	4.000		03/15/29	2,289,756
United Wholesale Mortgage LLC (NR/Ba3)
	3,330,000	5.500		04/15/29	3,151,678

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations(e) – (continued)
Diversified Financial Services(f) – (continued)
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (B-/B3)
$6,805,000	7.875	%(g)	05/01/27	$ 5,891,361
2,965,000	6.375	(g)	02/01/30	2,071,764

				13,404,559

Healthcare Providers & Services(f) – 0.5%
CHS/Community Health Systems, Inc. (CCC-/Caa3)
1,125,000	6.125		04/01/30	724,140
Medline Borrower LP (B+/B1)
10,100,000	3.875		04/01/29	9,135,450

				9,859,590

Internet(f) – 0.2%
ANGI Group LLC (B/B2)
1,055,000	3.875		08/15/28	890,958
Go Daddy Operating Co. LLC/GD Finance Co., Inc. (BB-/Ba3)
1,942,000	3.500		03/01/29	1,759,763
Match Group Holdings II LLC (BB/Ba3)
665,000	3.625		10/01/31	574,527

				3,225,248

Leisure Time(f) – 0.3%
Carnival Corp. (BB-/B3)
960,000	5.750		03/01/27	935,491
Carnival Corp. (BB+/Ba2)
1,290,000	7.000		08/15/29	1,345,457
MajorDrive Holdings IV LLC (CCC+/Caa2)
2,543,000	6.375		06/01/29	2,209,562
Royal Caribbean Cruises Ltd. (BB-/B1)
1,860,000	5.500		04/01/28	1,835,448

				6,325,958

Lodging(f) – 0.2%
Travel & Leisure Co. (BB-/Ba3)
4,332,000	4.500		12/01/29	3,879,263

Machinery - Construction & Mining(f) – 0.4%
Vertiv Group Corp. (BB/Ba3)
8,450,000	4.125		11/15/28	7,893,568

Media – 0.3%
Cumulus Media New Holdings, Inc. (B/B3)
4,100,000	6.750	(f)	07/01/26	2,769,427
Diamond Sports Group LLC/Diamond Sports Finance Co. (NR/WR)
2,350,000	5.375	(f)(h)	08/15/26	118,229
3,225,000	6.625	(f)(h)	08/15/27	148,801
iHeartCommunications, Inc. (B+/Caa1)
3,100,000	6.375		05/01/26	2,638,875
iHeartCommunications, Inc. (CCC+/Caa3)
1	8.375		05/01/27	1

				5,675,333

Miscellaneous Manufacturing – 0.0%
Hillenbrand, Inc. (BB+/Ba1)
922,000	3.750		03/01/31	800,739

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations(e) – (continued)
Oil Field Services – 0.3%
Noble Finance II LLC (BB-/B2)
$800,000	8.000	%(f)	04/15/30	$ 834,920
Sitio Royalties Operating Partnership LP/Sitio Finance Corp. (B/B3)
1,720,000	7.875	(f)	11/01/28	1,778,944
Sunoco LP/Sunoco Finance Corp. (BB/Ba3)
2,070,000	7.000	(f)	09/15/28	2,136,902
1,425,000	4.500		04/30/30	1,319,807

				6,070,573

Packaging(f) – 0.1%
LABL, Inc. (B-/B3)
2,005,000	5.875		11/01/28	1,817,773

Pipelines(f) – 0.1%
ITT Holdings LLC (B-/B3)
2,305,000	6.500		08/01/29	2,037,735

Real Estate(f)(g) – 0.1%
Realogy Group LLC/Realogy Co.-Issuer Corp. (CCC+/B3)
2,885,000	5.250		04/15/30	2,152,989

Retailing(f) – 0.2%
LCM Investments Holdings II LLC (B+/B2)
2,285,000	4.875		05/01/29	2,127,404
Specialty Building Products Holdings LLC/SBP Finance Corp.
(B/B3)
855,000	6.375		09/30/26	845,971

				2,973,375

Software(f) – 0.7%
AthenaHealth Group, Inc. (CCC/Caa2)
8,970,000	6.500		02/15/30	8,139,468
Castle U.S. Holding Corp. (CCC-/Caa2)
7,910,000	9.500		02/15/28	4,072,384
Rackspace Technology Global, Inc. (CCC+/B3)
3,380,000	3.500		02/15/28	1,353,115

				13,564,967

Transportation(f)(g) – 0.1%
Rand Parent LLC (BB/Ba1)
2,705,000	8.500		02/15/30	2,587,197

TOTAL CORPORATE OBLIGATIONS (Cost $140,277,706)				$ 116,926,009

Asset-Backed Securities(b)(e)(f) – 1.5%
Collateralized Loan Obligations – 1.5%
Golub Capital Partners 48 LP Series 2020-48A, Class D (BBB-/NR) (3 mo. USD Term SOFR + 4.062%)
$5,400,000	9.464%		04/17/33	$ 5,263,385
ICG U.S. CLO Ltd. Series 2015-2RA, Class C (NR/Baa3) (3 mo. USD Term SOFR + 3.762%)
2,100,000	9.156		01/16/33	2,052,429
Race Point VIII CLO Ltd. Series 2013-8A, Class DR2 (BBB-/NR) (3 mo. USD Term SOFR + 3.762%)
3,235,000	9.129		02/20/30	3,235,534

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities(b)(e)(f) – (continued)
Collateralized Loan Obligations – (continued)
TCW CLO AMR Ltd. Series 2019-1A, Class DR (BBB-/NR) (3 mo. USD Term SOFR + 3.932%)
$4,900,000	9.322%	08/16/34	$ 4,820,051
THL Credit Wind River CLO Ltd. Series 2017-1A, Class DR (BBB-/NR) (3 mo. USD Term SOFR + 3.982%)
4,000,000	9.377	04/18/36	3,881,676
Tikehau U.S. CLO I Ltd. Series 2021-1A, Class E (NR/Ba3) (3 mo. USD Term SOFR + 7.172%)
5,000,000	12.567	01/18/35	4,416,725
Tralee CLO V Ltd. Series 2018-5A, Class DR (BBB-/NR) (3 mo. USD Term SOFR + 4.072%)
7,000,000	9.487	10/20/34	6,486,704

TOTAL ASSET-BACKED SECURITIES (Cost $31,221,997)			$ 30,156,504

Shares	Description		Value

Common Stocks – 0.4%
Aerospace & Defense – 0.2%
199,380	Swissport Ltd.		$ 3,705,037

Media – 0.2%
162,749	Bright Pattern Holdco		1,628
579,399	Clear Channel Outdoor Holdings, Inc.		1,054,506
591,024	National CineMedia, Inc.		2,446,839

			3,502,973

Specialty Retail – 0.0%
9,541	Neiman Marcus Group Ltd. LLC		954,100

TOTAL COMMON STOCKS (Cost $14,904,778)			$ 8,162,110

Units	Expiration Date		Value

Warrants – 0.1%
Aspect Software, Inc. (NR/NR)
162,749			$ 1,627
Cineworld Group PLC (NR/NR)
50,868			887,032
Noble Corp. PLC (NR/NR)
6,346	02/04/28		175,474
(Cost $15,866)

TOTAL WARRANTS (Cost $785,878)			$ 1,064,133

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

Shares	Description	Value

Exchange Traded Funds – 2.3%
12,481	Eaton Vance Floating-Rate Income Trust (NR/NR)(g)	$ 156,637
529,943	Invesco Senior Income Trust (NR/NR)(g)	2,172,766
781,076	Invesco Senior Loan ETF (NR/NR)(g)	16,543,190
66,678	iShares iBoxx $ High Yield Corporate Bond ETF (NR/NR)	5,160,210
146,959	Nuveen Credit Strategies Income Fund (NR/NR)(g)	767,126
811,390	Nuveen Floating Rate Income Fund (NR/NR)	6,669,626
311,694	SPDR Blackstone Senior Loan ETF (NR/NR)	13,069,329

TOTAL EXCHANGE TRADED FUNDS (Cost $45,461,962)		$ 44,538,884

Shares	Dividend Rate	Value

Investment Company(i) – 2.5%
Goldman Sachs Financial Square Government Fund — Institutional Shares
49,302,399	5.248%	$ 49,302,399
(Cost $49,302,399)

Securities Lending Reinvestment Vehicle(i) – 1.4%
Goldman Sachs Financial Square Government Fund — Institutional Shares
27,463,313	5.248%	$ 27,463,313
(Cost $27,463,313)

TOTAL INVESTMENTS – 98.9% (Cost $2,059,689,855)		$1,958,646,392

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.1%		$ 22,772,109

NET ASSETS – 100.0%		$1,981,418,501

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Bank Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. As bank loan positions may involve multiple underlying tranches for which the aggregate position is presented, the stated interest rate represents the weighted average interest rate of all contracts on December 31, 2023. Bank Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(b)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on December 31, 2023.

(c)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

(d)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.

(e)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(f)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(g)	All or a portion of security is on loan.

(h)	Security is currently in default and/or non-income producing.

(i)	Represents an affiliated Issuer.

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At December 31, 2023, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

MS & Co. Int. PLC	USD	74,733,769	EUR	68,855,506	02/14/24	$(1,417,034)

FUTURES CONTRACTS — At December 31, 2023, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Short position contracts:
5 Year U.S. Treasury Notes	(713)	03/28/24	$(77,555,461)	$(1,210,844)
Ultra 10-Year U.S. Treasury Note	(59)	03/19/24	(6,962,922)	(312,522)

TOTAL FUTURES CONTRACTS				$(1,523,366)

Currency Abbreviations:
EUR	— Euro
GBP	— British Pound
USD	— U.S. Dollar

Investment Abbreviations:
CLO	— Collateralized Loan Obligation
ETF	— Exchange Traded Fund
EURIBOR	— Euro Interbank Offered Rate
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
PLC	— Public Limited Company
SOFR	— Secured Overnight Financing Rate
USD	— US. Dollar

Abbreviation:
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments

December 31, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – 92.1%
Aerospace & Defense – 1.8%
Boeing Co.(a)
$1,150,000	2.196%		02/04/26	$ 1,086,727
1,950,000	3.450		11/01/28	1,836,276
1,375,000	3.250		02/01/35	1,160,954
500,000	3.550		03/01/38	406,605
1,306,000	3.375		06/15/46	959,714
575,000	3.625		03/01/48	425,316
900,000	3.850		11/01/48	698,220
Northrop Grumman Corp.
75,000	4.750		06/01/43	71,809
RTX Corp.
1,975,000	4.125	(a)	11/16/28	1,929,338
2,425,000	6.100	(a)	03/15/34	2,629,476
695,000	4.875		10/15/40	663,218

				11,867,653

Agriculture(a) – 0.8%
Altria Group, Inc.
975,000	4.800		02/14/29	972,982
BAT Capital Corp.
875,000	3.215		09/06/26	837,296
200,000	3.557		08/15/27	191,014
1,350,000	2.259		03/25/28	1,207,656
1,000,000	6.343		08/02/30	1,050,830
Philip Morris International, Inc.
550,000	5.625		11/17/29	576,917

				4,836,695

Automotive(a) – 2.3%
General Motors Co.
2,925,000	6.800		10/01/27	3,102,840
950,000	6.600		04/01/36	1,015,465
General Motors Financial Co., Inc.
4,365,000	5.250		03/01/26	4,368,710
2,575,000	1.500		06/10/26	2,360,863
400,000	2.700		08/20/27	368,908
775,000	3.850		01/05/28	740,939
Hyundai Capital America(b)
1,450,000	5.600		03/30/28	1,470,909
1,350,000	6.200		09/21/30	1,421,361

				14,849,995

Banks – 23.4%
Banco Santander SA
1,600,000	6.921		08/08/33	1,706,800
(1 yr. CMT + 1.600%)
400,000	3.225	(a)(c)	11/22/32	334,752
Bank of America Corp.(a)(c)
(3 mo. USD Term SOFR + 1.252%)
275,000	2.496		02/13/31	236,346
(3 mo. USD Term SOFR + 1.302%)
2,863,000	3.419		12/20/28	2,695,400
(3 mo. USD Term SOFR + 1.332%)
5,356,000	3.970		03/05/29	5,115,516
(3 mo. USD Term SOFR + 1.572%)
1,950,000	4.271		07/23/29	1,881,730

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Bank of America Corp.(a)(c) – (continued)
(5 yr. CMT + 1.200%)
$1,025,000	2.482%		09/21/36	$ 813,266
(Secured Overnight Financing Rate + 1.330%)
1,825,000	2.972		02/04/33	1,550,812
(Secured Overnight Financing Rate + 1.570%)
6,115,000	5.819		09/15/29	6,312,270
(Secured Overnight Financing Rate + 1.630%)
1,210,000	5.202		04/25/29	1,217,381
(Secured Overnight Financing Rate + 1.830%)
8,215,000	4.571		04/27/33	7,835,960
Bank of New York Mellon Corp.(a)(c) (Secured Overnight Financing Rate Index + 2.074%)
525,000	5.834		10/25/33	556,820
Barclays PLC
425,000	5.200		05/12/26	422,085
1,850,000	4.836	(a)	05/09/28	1,804,027
BNP Paribas SA(a)(b)(c) (1 yr. CMT + 1.500%)
1,680,000	5.335		06/12/29	1,703,789
(5 yr. USD Secured Overnight Financing Rate ICE Swap Rate +
4.149%)
1,950,000	6.625		03/25/24	1,942,765
(Secured Overnight Financing Rate + 1.004%)
4,225,000	1.323		01/13/27	3,896,802
(Secured Overnight Financing Rate + 1.507%)
370,000	3.052		01/13/31	325,352
BPCE SA(b)
1,350,000	4.625		09/12/28	1,320,799
(Secured Overnight Financing Rate + 1.730%)
1,050,000	3.116	(a)(c)	10/19/32	855,320
(Secured Overnight Financing Rate + 2.865%)
1,690,000	5.748	(a)(c)	07/19/33	1,698,332
Citigroup, Inc.
925,000	4.750		05/18/46	829,586
(3 mo. USD Term SOFR + 1.825%)
6,098,000	3.887	(a)(c)	01/10/28	5,899,571
(Secured Overnight Financing Rate + 0.765%)
600,000	1.122	(a)(c)	01/28/27	551,490
(Secured Overnight Financing Rate + 1.351%)
800,000	3.057	(a)(c)	01/25/33	682,752
(Secured Overnight Financing Rate + 1.422%)
1,025,000	2.976	(a)(c)	11/05/30	913,706
(Secured Overnight Financing Rate + 2.338%)
1,645,000	6.270	(a)(c)	11/17/33	1,760,726
(Secured Overnight Financing Rate + 3.914%)
675,000	4.412	(a)(c)	03/31/31	646,367
Credit Agricole SA
1,950,000	4.375		03/17/25	1,918,956
725,000	5.514	(b)	07/05/33	751,818
(5 yr. USD Swap + 4.319%)
500,000	6.875	(a)(b)(c)	09/23/24	496,895
Discover Bank(a)
1,500,000	4.650		09/13/28	1,430,115
First-Citizens Bank & Trust Co.(a)(c) (3 mo. USD Term SOFR + 1.715%)
2,550,000	2.969		09/27/25	2,488,494
HSBC Bank USA NA
800,000	5.625		08/15/35	795,408

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
HSBC Holdings PLC
$600,000	7.625%		05/17/32	$ 673,680
(3 mo. USD Term SOFR + 1.609%)
1,875,000	4.292	(a)(c)	09/12/26	1,835,700
(Secured Overnight Financing Rate + 1.929%)
925,000	2.099	(a)(c)	06/04/26	880,693
(Secured Overnight Financing Rate + 2.870%)
216,000	5.402	(a)(c)	08/11/33	217,030
Huntington Bancshares, Inc.(a)
675,000	2.625		08/06/24	661,925
(Secured Overnight Financing Rate + 2.020%)
1,085,000	6.208	(c)	08/21/29	1,118,559
ING Groep NV(a)(c) (Secured Overnight Financing Rate + 1.005%)
1,725,000	1.726		04/01/27	1,596,091
JPMorgan Chase & Co.(a)(c)
(3 mo. USD Term SOFR + 1.622%)
875,000	3.882		07/24/38	775,775
(3 mo. USD Term SOFR + 2.515%)
3,650,000	2.956		05/13/31	3,210,649
(Secured Overnight Financing Rate + 1.260%)
825,000	2.963		01/25/33	706,448
(Secured Overnight Financing Rate + 1.800%)
11,324,000	4.586		04/26/33	10,918,827
(Secured Overnight Financing Rate + 2.040%)
400,000	2.522		04/22/31	346,164
(Secured Overnight Financing Rate + 2.080%)
2,355,000	4.912		07/25/33	2,328,836
KeyCorp(a)(c) (Secured Overnight Financing Rate Index + 1.250%)
2,775,000	3.878		05/23/25	2,713,034
Lloyds Banking Group PLC
1,575,000	4.582		12/10/25	1,542,791
(1 yr. CMT + 0.850%)
350,000	1.627	(a)(c)	05/11/27	320,803
Macquarie Group Ltd.(a)(b)(c)
(3 mo. USD LIBOR + 1.372%)
1,900,000	3.763		11/28/28	1,779,483
(Secured Overnight Financing Rate + 1.069%)
2,200,000	1.340		01/12/27	2,020,964
Morgan Stanley
3,350,000	4.350		09/08/26	3,289,733
2,720,000	3.971	(a)(c)	07/22/38	2,384,733
(Secured Overnight Financing Rate + 1.143%)
650,000	2.699	(a)(c)	01/22/31	569,381
(Secured Overnight Financing Rate + 1.200%)
500,000	2.511	(a)(c)	10/20/32	414,690
(Secured Overnight Financing Rate + 1.290%)
972,000	2.943	(a)(c)	01/21/33	826,151
(Secured Overnight Financing Rate + 1.360%)
725,000	2.484	(a)(c)	09/16/36	575,483
(Secured Overnight Financing Rate + 1.590%)
1,645,000	5.164	(a)(c)	04/20/29	1,652,682
(Secured Overnight Financing Rate + 1.610%)
625,000	4.210	(a)(c)	04/20/28	610,625
(Secured Overnight Financing Rate + 1.630%)
6,385,000	5.449	(a)(c)	07/20/29	6,505,804

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Morgan Stanley – (continued)
(Secured Overnight Financing Rate + 2.076%)
$2,831,000	4.889	%(a)(c)	07/20/33	$ 2,760,989
Santander U.K. Group Holdings PLC(a)(c)
(3 mo. USD LIBOR + 1.400%)
325,000	3.823		11/03/28	305,399
(Secured Overnight Financing Rate + 1.220%)
550,000	2.469		01/11/28	501,265
Shinhan Bank Co. Ltd.(b)
260,000	4.500		04/12/28	257,616
Sumitomo Mitsui Financial Group, Inc.
1,555,000	5.808		09/14/33	1,655,904
Truist Financial Corp.(a)(c) (Secured Overnight Financing Rate + 2.050%)
700,000	6.047		06/08/27	712,558
U.S. Bancorp(a)(c) (Secured Overnight Financing Rate + 2.020%)
1,260,000	5.775		06/12/29	1,294,171
UBS Group AG(a)(b)
7,097,000	4.282		01/09/28	6,861,593
(5 yr. CMT + 4.758%)
405,000	9.250	(c)	11/13/33	449,011
(Secured Overnight Financing Rate + 1.560%)
3,071,000	2.593	(c)	09/11/25	3,004,636
(Secured Overnight Financing Rate + 3.340%)
1,300,000	6.373	(c)	07/15/26	1,316,835
(Secured Overnight Financing Rate + 5.020%)
1,875,000	9.016	(c)	11/15/33	2,306,175
(Secured Overnight Financing Rate Index + 0.980%)
4,925,000	1.305	(c)	02/02/27	4,512,580
Wells Fargo & Co.(a)(c)
(3 mo. USD Term SOFR + 1.572%)
2,573,000	3.584		05/22/28	2,451,606
(Secured Overnight Financing Rate + 1.510%)
1,325,000	3.526		03/24/28	1,264,514
(Secured Overnight Financing Rate + 1.980%)
1,135,000	4.808		07/25/28	1,127,396
(Secured Overnight Financing Rate + 2.100%)
3,403,000	4.897		07/25/33	3,317,312
Wells Fargo Bank NA
824,000	5.950		08/26/36	851,472
Westpac Banking Corp.(a)(c)
(5 yr. CMT + 1.350%)
375,000	2.894		02/04/30	361,376
(5 yr. CMT + 2.000%)
1,300,000	4.110		07/24/34	1,191,632
(5 yr. USD Secured Overnight Financing Rate ICE Swap Rate + 2.236%)
125,000	4.322		11/23/31	120,229

				150,493,211

Beverages – 2.6%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.(a)
6,400,000	4.700		02/01/36	6,387,456
Anheuser-Busch InBev Finance, Inc.(a)
600,000	4.700		02/01/36	599,808
Anheuser-Busch InBev Worldwide, Inc.
655,000	8.200		01/15/39	874,949
175,000	5.450	(a)	01/23/39	184,639

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Beverages – (continued)
Bacardi Ltd.(a)(b)
$2,275,000	4.700%	05/15/28	$ 2,229,727
700,000	5.300	05/15/48	669,711
Bacardi Ltd./Bacardi-Martini BV(a)(b)
1,475,000	5.900	06/15/43	1,493,880
Constellation Brands, Inc.(a)
450,000	4.350	05/09/27	446,404
350,000	4.650	11/15/28	350,585
775,000	2.250	08/01/31	651,907
1,256,000	4.750	05/09/32	1,252,383
50,000	4.500	05/09/47	44,549
JDE Peet’s NV(a)(b)
1,970,000	2.250	09/24/31	1,577,694
Keurig Dr Pepper, Inc.(a)
325,000	4.500	11/15/45	294,674

			17,058,366

Biotechnology(a) – 2.3%
Amgen, Inc.
980,000	5.150	03/02/28	1,002,021
2,065,000	5.250	03/02/30	2,123,501
5,000,000	4.200	03/01/33	4,757,450
1,773,000	5.250	03/02/33	1,817,236
175,000	4.400	05/01/45	155,570
2,923,000	5.650	03/02/53	3,081,368
CSL Finance PLC(b)
300,000	4.625	04/27/42	285,258
Royalty Pharma PLC
2,050,000	1.750	09/02/27	1,840,203

			15,062,607

Building Materials(a) – 0.5%
Carrier Global Corp.(b)
2,205,000	5.900	03/15/34	2,386,582
Fortune Brands Innovations, Inc.
672,000	4.000	03/25/32	626,438

			3,013,020

Chemicals(a) – 0.9%
Celanese U.S. Holdings LLC
715,000	6.350	11/15/28	749,713
1,250,000	6.550	11/15/30	1,323,487
DuPont de Nemours, Inc.
125,000	5.319	11/15/38	128,326
Huntsman International LLC
1,050,000	4.500	05/01/29	1,013,145
International Flavors & Fragrances, Inc.(b)
1,075,000	3.268	11/15/40	772,807
LYB International Finance BV
725,000	4.875	03/15/44	670,495
Sherwin-Williams Co.
475,000	3.450	06/01/27	458,817
475,000	4.000	12/15/42	397,661

			5,514,451

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Coal(a) – 0.1%
Teck Resources Ltd.
$692,000	3.900%		07/15/30	$ 643,525

Commercial Services – 0.4%
Ashtead Capital, Inc.(a)(b)
925,000	1.500		08/12/26	838,873
525,000	2.450		08/12/31	427,340
DP World Ltd.
360,000	5.625		09/25/48	344,444
Global Payments, Inc.(a)
1,150,000	4.450		06/01/28	1,119,721

				2,730,378

Computers – 0.9%
Dell International LLC/EMC Corp.(a)
1,075,000	6.020		06/15/26	1,100,101
375,000	4.900		10/01/26	375,608
1,599,000	5.300		10/01/29	1,647,386
225,000	6.200		07/15/30	241,497
Dell, Inc.
2,075,000	7.100		04/15/28	2,237,244
Hewlett Packard Enterprise Co.(a)
341,000	6.200		10/15/35	374,404
80,000	6.350		10/15/45	86,395

				6,062,635

Diversified Financial Services – 4.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust(a)
5,485,000	6.500		07/15/25	5,566,617
725,000	6.450	(b)	04/15/27	750,774
850,000	4.625		10/15/27	835,099
775,000	3.000		10/29/28	707,498
Air Lease Corp.(a)
2,150,000	3.375		07/01/25	2,082,318
3,525,000	2.875		01/15/26	3,360,453
1,475,000	3.750		06/01/26	1,425,160
325,000	3.625		04/01/27	310,557
Ally Financial, Inc.
950,000	4.625		03/30/25	937,650
1,335,000	4.750	(a)	06/09/27	1,286,927
1,575,000	2.200	(a)	11/02/28	1,346,908
Aviation Capital Group LLC(a)(b)
2,675,000	1.950		01/30/26	2,478,120
Avolon Holdings Funding Ltd.(a)(b)
750,000	3.950		07/01/24	740,460
3,750,000	4.250		04/15/26	3,626,925
1,450,000	3.250		02/15/27	1,342,903
Charles Schwab Corp.(a)(c) (5 yr. CMT + 4.971%)
583,000	5.375		06/01/25	575,246
Discover Financial Services(a)
800,000	4.100		02/09/27	767,872
(Secured Overnight Financing Rate Index + 3.370%)
1,260,000	7.964	(c)	11/02/34	1,401,662
Nomura Holdings, Inc.
2,375,000	1.653		07/14/26	2,171,177

				31,714,326

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Electrical – 3.9%
American Electric Power Co., Inc.(a)
$350,000	2.300%		03/01/30	$ 299,201
Berkshire Hathaway Energy Co.
767,000	6.125		04/01/36	831,229
500,000	2.850	(a)	05/15/51	338,640
CMS Energy Corp.(a)
500,000	4.875		03/01/44	475,180
Dominion Energy, Inc.(a)
2,325,000	3.375		04/01/30	2,142,301
DTE Energy Co.(a)
4,736,000	4.875		06/01/28	4,776,398
Duke Energy Corp.(a)
400,000	4.800		12/15/45	366,240
Duquesne Light Holdings, Inc.(a)(b)
1,075,000	2.532		10/01/30	894,744
Emera U.S. Finance LP(a)
575,000	3.550		06/15/26	553,645
NextEra Energy Capital Holdings, Inc.(a)
3,050,000	1.875		01/15/27	2,805,390
2,055,000	1.900		06/15/28	1,823,792
Pacific Gas & Electric Co.(a)
250,000	2.950		03/01/26	236,865
675,000	2.100		08/01/27	608,735
Progress Energy, Inc.
1,400,000	7.000		10/30/31	1,581,608
Public Service Electric & Gas Co.(a)
975,000	3.950		05/01/42	841,562
Sempra(a)
1,125,000	3.800		02/01/38	963,326
Southern California Edison Co.(a)
1,325,000	4.200		03/01/29	1,298,738
275,000	4.050		03/15/42	231,960
Southern Co.(a)
900,000	4.400		07/01/46	793,575
Vistra Operations Co. LLC(a)(b)
975,000	4.300		07/15/29	916,744
Xcel Energy, Inc.(a)
2,380,000	3.350		12/01/26	2,293,677

				25,073,550

Engineering & Construction(a) – 0.2%
Mexico City Airport Trust
240,000	3.875	(b)	04/30/28	224,796
800,000	5.500		07/31/47	687,344
220,000	5.500	(b)	07/31/47	189,020

				1,101,160

Entertainment(a) – 1.1%
Warnermedia Holdings, Inc.
6,050,000	4.279		03/15/32	5,534,963
1,776,000	5.050		03/15/42	1,565,864

				7,100,827

Environmental(a)(b) – 0.4%
Veralto Corp.
775,000	5.500		09/18/26	787,912

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Environmental(a)(b) – (continued)
Veralto Corp. – (continued)
$1,600,000	5.450%		09/18/33	$ 1,660,000

				2,447,912

Food & Drug Retailing(a) – 1.4%
Grupo Bimbo SAB de CV
1,070,000	4.700		11/10/47	946,950
J M Smucker Co.
5,855,000	6.200		11/15/33	6,386,693
Sysco Corp.
1,250,000	3.300		07/15/26	1,207,500
150,000	6.600		04/01/40	169,036
75,000	4.450		03/15/48	66,068

				8,776,247

Gas(a) – 0.1%
NiSource, Inc.
850,000	3.600		05/01/30	793,042

Health Care Products(a) – 0.9%
GE HealthCare Technologies, Inc.
4,900,000	5.650		11/15/27	5,073,068
625,000	5.857		03/15/30	657,100

				5,730,168

Healthcare Providers & Services – 3.4%
Baxter International, Inc.(a)
375,000	1.915		02/01/27	343,691
Centene Corp.(a)
950,000	4.250		12/15/27	917,567
CommonSpirit Health
150,000	4.350		11/01/42	129,374
510,000	6.461	(a)	11/01/52	597,223
HCA, Inc.(a)
4,800,000	5.250		06/15/26	4,824,432
4,030,000	3.500		09/01/30	3,655,452
1,145,000	5.500		06/01/33	1,164,419
IQVIA, Inc.(a)(b)
1,140,000	6.250		02/01/29	1,190,479
Novant Health, Inc.(a)
710,000	3.168		11/01/51	496,673
Quest Diagnostics, Inc.(a)
615,000	6.400		11/30/33	683,148
Revvity, Inc.(a)
1,200,000	3.300		09/15/29	1,088,832
STERIS Irish FinCo UnLtd Co.(a)
218,000	2.700		03/15/31	187,447
UnitedHealth Group, Inc.
1,100,000	5.800		03/15/36	1,203,389
1,425,000	2.750	(a)	05/15/40	1,080,378
371,000	4.750	(a)	05/15/52	356,776
766,000	5.050	(a)	04/15/53	774,855
2,625,000	6.050	(a)	02/15/63	3,035,366

				21,729,501

Home Builders(a) – 0.1%
Lennar Corp.
525,000	4.750		11/29/27	525,047

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Insurance – 1.3%
American International Group, Inc.
$700,000	6.250%		05/01/36	$ 744,793
598,000	4.500	(a)	07/16/44	540,556
200,000	4.800	(a)	07/10/45	188,724
Arch Capital Finance LLC(a)
400,000	4.011		12/15/26	388,540
Arch Capital Group Ltd.
595,000	7.350		05/01/34	681,281
Great-West Lifeco Finance 2018 LP(a)(b)
459,000	4.047		05/17/28	446,680
Hartford Financial Services Group, Inc.
200,000	6.625		04/15/42	207,434
MetLife, Inc.
625,000	6.375		06/15/34	701,681
475,000	4.721		12/15/44	446,510
Principal Financial Group, Inc.
150,000	6.050		10/15/36	161,135
Prudential Financial, Inc.
1,850,000	5.700		12/14/36	2,001,737
Teachers Insurance & Annuity Association of America(b)
890,000	4.900		09/15/44	843,960
Willis North America, Inc.(a)
1,200,000	2.950		09/15/29	1,075,956

				8,428,987

Internet – 1.4%
Expedia Group, Inc.(a)
2,125,000	3.250		02/15/30	1,948,752
196,000	2.950		03/15/31	173,082
Netflix, Inc.
1,265,000	4.875		04/15/28	1,280,446
4,565,000	4.875	(a)(b)	06/15/30	4,616,356
Prosus NV(a)
200,000	3.680	(b)	01/21/30	173,875
200,000	3.680		01/21/30	173,875
580,000	3.061		07/13/31	466,175

				8,832,561

Investment Companies(a) – 0.4%
Blackstone Private Credit Fund
2,425,000	2.625		12/15/26	2,197,341
125,000	3.250		03/15/27	114,571
JAB Holdings BV(b)
700,000	2.200		11/23/30	562,156

				2,874,068

Iron/Steel – 0.5%
ArcelorMittal SA
950,000	4.550		03/11/26	935,855
POSCO(b)
240,000	5.750		01/17/28	245,642
Steel Dynamics, Inc.(a)
1,950,000	1.650		10/15/27	1,737,372

				2,918,869

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Lodging(a) – 0.5%
Marriott International, Inc.
$543,000	4.000%		04/15/28	$ 525,743
1,350,000	5.550		10/15/28	1,392,295
675,000	4.650		12/01/28	672,010
525,000	4.900		04/15/29	528,376

				3,118,424

Machinery - Construction & Mining(a)(b) – 0.1%
Weir Group PLC
925,000	2.200		05/13/26	859,029

Machinery-Diversified(a) – 0.5%
Ingersoll Rand, Inc.
465,000	5.700		08/14/33	491,989
Nordson Corp.
2,075,000	5.800		09/15/33	2,205,102
Otis Worldwide Corp.
325,000	3.112		02/15/40	260,497

				2,957,588

Media – 3.3%
Charter Communications Operating LLC/Charter Communications Operating Capital(a)
6,750,000	4.908		07/23/25	6,687,022
1,050,000	3.750		02/15/28	992,050
5,125,000	4.200		03/15/28	4,924,817
625,000	6.384		10/23/35	634,569
300,000	6.484		10/23/45	294,726
Comcast Corp.
150,000	3.250	(a)	11/01/39	121,850
475,000	3.750	(a)	04/01/40	408,681
75,000	4.750		03/01/44	71,222
Discovery Communications LLC(a)
3,125,000	4.900		03/11/26	3,117,687
Fox Corp.(a)
225,000	5.476		01/25/39	219,425
Time Warner Cable Enterprises LLC
1,600,000	8.375		07/15/33	1,860,128
Time Warner Cable LLC(a)
675,000	5.875		11/15/40	614,014
Walt Disney Co.
1,400,000	6.400		12/15/35	1,604,162

				21,550,353

Mining(b) – 0.6%
Glencore Finance Canada Ltd.
525,000	5.550		10/25/42	510,489
Glencore Funding LLC(a)
1,075,000	4.000		03/27/27	1,044,223
925,000	2.850		04/27/31	797,914
725,000	2.625		09/23/31	615,844
Newmont Corp./Newcrest Finance Pty. Ltd.(a)
950,000	3.250		05/13/30	855,550

				3,824,020

Miscellaneous Manufacturing – 0.3%
GE Capital International Funding Co. Unlimited Co.
860,000	4.418		11/15/35	835,008

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Miscellaneous Manufacturing – (continued)
General Electric Co.
$1,294,000	5.875%		01/14/38	$ 1,424,461

				2,259,469

Multi-National(a)(b) – 0.0%
African Export-Import Bank
200,000	3.798		05/17/31	169,536

Oil Field Services – 2.4%
Aker BP ASA(a)(b)
1,043,000	2.000		07/15/26	961,396
Canadian Natural Resources Ltd.(a)
1,400,000	3.850		06/01/27	1,359,750
Continental Resources, Inc.(a)
625,000	4.375		01/15/28	605,025
925,000	5.750	(b)	01/15/31	920,236
Diamondback Energy, Inc.(a)
1,550,000	6.250		03/15/33	1,659,399
Marathon Oil Corp.
900,000	6.800		03/15/32	974,565
Marathon Petroleum Corp.(a)
2,095,000	3.800		04/01/28	2,002,841
Occidental Petroleum Corp.(a)
2,500,000	8.875		07/15/30	2,924,200
Ovintiv, Inc.
800,000	5.375	(a)	01/01/26	800,336
1,025,000	8.125		09/15/30	1,156,846
Pertamina Persero PT(a)
370,000	4.175		01/21/50	304,672
QatarEnergy(a)(b)
200,000	3.125		07/12/41	153,520
Reliance Industries Ltd.(b)
890,000	3.625		01/12/52	648,116
Saudi Arabian Oil Co.
1,100,000	3.500		04/16/29	1,039,156
Shell International Finance BV
225,000	6.375		12/15/38	258,903

				15,768,961

Packaging(a) – 0.4%
Berry Global, Inc.
1,800,000	1.570		01/15/26	1,673,856
1,225,000	1.650		01/15/27	1,104,166

				2,778,022

Pharmaceuticals(a) – 3.6%
AbbVie, Inc.
2,475,000	4.550		03/15/35	2,429,435
2,850,000	4.500		05/14/35	2,787,414
350,000	4.050		11/21/39	316,533
200,000	4.875		11/14/48	195,580
Becton Dickinson & Co.
439,000	4.685		12/15/44	411,154
Bristol-Myers Squibb Co.
970,000	6.250		11/15/53	1,111,222
Cigna Group
2,350,000	2.400		03/15/30	2,058,906
1,581,000	4.800		08/15/38	1,531,499

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Pharmaceuticals(a) – (continued)
Cigna Group – (continued)
$175,000	4.800%		07/15/46	$ 164,637
1,675,000	4.900		12/15/48	1,594,617
CVS Health Corp.
2,925,000	3.000		08/15/26	2,797,412
1,125,000	4.875		07/20/35	1,105,965
3,811,000	4.780		03/25/38	3,602,576
Perrigo Finance Unlimited Co.
1,425,000	4.375		03/15/26	1,380,383
Pfizer Investment Enterprises Pte. Ltd.
1,425,000	5.300		05/19/53	1,457,376

				22,944,709

Pipelines – 5.2%
Abu Dhabi Crude Oil Pipeline LLC(b)
490,000	4.600		11/02/47	448,197
Columbia Pipelines Operating Co. LLC(a)(b)
1,010,000	6.036		11/15/33	1,058,823
Enbridge, Inc.(a)
2,025,000	1.600		10/04/26	1,854,495
940,000	6.200		11/15/30	1,006,054
939,000	5.700		03/08/33	976,551
Energy Transfer LP(a)
550,000	5.950		12/01/25	556,248
2,922,000	3.900		07/15/26	2,840,505
525,000	4.200		04/15/27	510,290
300,000	5.500		06/01/27	303,987
354,000	4.950		05/15/28	352,626
650,000	7.375	(b)	02/01/31	682,981
1,472,000	6.550		12/01/33	1,598,783
456,000	5.150		03/15/45	418,576
Enterprise Products Operating LLC
2,200,000	6.875		03/01/33	2,531,144
Galaxy Pipeline Assets Bidco Ltd.(b)
200,000	2.625		03/31/36	164,750
Kinder Morgan Energy Partners LP
1,100,000	7.750		03/15/32	1,250,601
650,000	6.550		09/15/40	686,472
MPLX LP(a)
1,750,000	2.650		08/15/30	1,511,720
950,000	4.500		04/15/38	845,871
520,000	5.500		02/15/49	503,729
ONEOK, Inc.(a)
1,668,000	5.550		11/01/26	1,697,190
2,245,000	4.550		07/15/28	2,216,848
Plains All American Pipeline LP/PAA Finance Corp.(a)
1,917,000	4.650		10/15/25	1,896,047
Sabine Pass Liquefaction LLC(a)
900,000	5.000		03/15/27	903,825
Targa Resources Partners LP/Targa Resources Partners Finance Corp.(a)
775,000	4.875		02/01/31	752,440
Valero Energy Partners LP(a)
675,000	4.500		03/15/28	663,768
Western Midstream Operating LP(a)
2,307,000	5.450		04/01/44	2,090,926
Williams Cos., Inc.(a)
2,000,000	4.650		08/15/32	1,954,280

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Pipelines – (continued)
Williams Cos., Inc.(a) – (continued)
$950,000	5.650%	03/15/33	$ 993,225

			33,270,952

Real Estate(a) – 0.3%
CBRE Services, Inc.
1,760,000	5.950	08/15/34	1,852,048

Real Estate Investment Trust(a) – 3.8%
Agree LP
295,000	4.800	10/01/32	278,908
American Homes 4 Rent LP
225,000	2.375	07/15/31	185,661
American Tower Corp.
2,475,000	3.375	10/15/26	2,373,673
Crown Castle, Inc.
3,025,000	4.000	03/01/27	2,928,109
100,000	2.900	04/01/41	71,503
Digital Realty Trust LP
425,000	3.700	08/15/27	410,185
Essex Portfolio LP
2,375,000	3.000	01/15/30	2,116,410
GLP Capital LP/GLP Financing II, Inc.
2,886,000	5.375	04/15/26	2,872,926
830,000	6.750	12/01/33	895,437
Healthcare Realty Holdings LP
875,000	2.050	03/15/31	677,600
Highwoods Realty LP
1,585,000	7.650	02/01/34	1,713,274
Invitation Homes Operating Partnership LP
600,000	2.300	11/15/28	534,234
1,505,000	5.450	08/15/30	1,518,094
Kimco Realty OP LLC
2,125,000	3.800	04/01/27	2,041,232
NNN REIT, Inc.
1,300,000	3.600	12/15/26	1,242,657
870,000	5.600	10/15/33	899,467
Retail Opportunity Investments Partnership LP
1,575,000	6.750	10/15/28	1,656,160
Simon Property Group LP
850,000	2.250	01/15/32	706,393
Spirit Realty LP
1,125,000	4.000	07/15/29	1,067,119
WP Carey, Inc.
50,000	2.400	02/01/31	42,267

			24,231,309

Retailing(a) – 1.8%
7-Eleven, Inc.(b)
1,280,000	2.500	02/10/41	881,472
AutoNation, Inc.
702,000	4.500	10/01/25	687,749
1,425,000	4.750	06/01/30	1,375,253
25,000	2.400	08/01/31	20,140
CK Hutchison International 23 Ltd.(b)
220,000	4.750	04/21/28	220,343
Lowe’s Cos., Inc.
875,000	1.700	09/15/28	774,200
3,850,000	3.750	04/01/32	3,600,713

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Retailing(a) – (continued)
Lowe’s Cos., Inc. – (continued)
$300,000	5.000%		04/15/33	$ 306,426
1,950,000	4.250		04/01/52	1,652,976
O’Reilly Automotive, Inc.
1,120,000	5.750		11/20/26	1,146,779
Tractor Supply Co.
680,000	5.250		05/15/33	697,802
Walgreens Boots Alliance, Inc.
243,000	4.100		04/15/50	176,394

				11,540,247

Savings & Loans(a)(b)(c) – 0.4%
Nationwide Building Society (3 mo. USD LIBOR + 1.855%)
2,525,000	3.960		07/18/30	2,356,658

Semiconductors(a) – 2.9%
Broadcom Corp./Broadcom Cayman Finance Ltd.
1,225,000	3.875		01/15/27	1,195,477
Broadcom, Inc.
1,175,000	3.459		09/15/26	1,135,473
2,130,000	2.600	(b)	02/15/33	1,753,650
1,025,000	3.419	(b)	04/15/33	900,422
4,499,000	3.469	(b)	04/15/34	3,915,975
3,289,000	3.137	(b)	11/15/35	2,701,223
1,764,000	3.187	(b)	11/15/36	1,431,574
Marvell Technology, Inc.
660,000	5.950		09/15/33	700,577
Micron Technology, Inc.
450,000	4.975		02/06/26	450,333
1,100,000	6.750		11/01/29	1,188,792
NXP BV/NXP Funding LLC/NXP USA, Inc.
1,050,000	3.875		06/18/26	1,023,089
525,000	4.400		06/01/27	518,663
730,000	4.300		06/18/29	709,312
1,125,000	3.400		05/01/30	1,033,672

				18,658,232

Software(a) – 3.4%
Black Knight InfoServ LLC(b)
350,000	3.625		09/01/28	333,333
Fiserv, Inc.
2,575,000	3.200		07/01/26	2,478,566
MSCI, Inc.(b)
1,945,000	3.875		02/15/31	1,774,112
1,280,000	3.250		08/15/33	1,071,142
Oracle Corp.
1,267,000	2.800		04/01/27	1,195,275
2,062,000	2.950		04/01/30	1,861,058
825,000	4.650		05/06/30	820,925
3,200,000	2.875		03/25/31	2,833,856
1,100,000	6.250		11/09/32	1,196,173
837,000	4.900		02/06/33	833,041
1,200,000	3.600		04/01/40	959,664
1,500,000	4.000		11/15/47	1,192,230
2,775,000	6.900		11/09/52	3,252,522
VMware LLC
1,075,000	1.800		08/15/28	943,442

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Software(a) – (continued)
Workday, Inc.
	$1,375,000	3.800%	04/01/32	$ 1,281,266

				22,026,605

Telecommunication Services(a) – 5.9%
AT&T, Inc.
	6,017,000	3.800	02/15/27	5,871,569
	3,925,000	4.250	03/01/27	3,883,042
	875,000	2.250	02/01/32	723,975
	1,350,000	4.500	05/15/35	1,280,488
	175,000	4.900	08/15/37	169,414
	925,000	4.850	03/01/39	884,633
	75,000	4.350	06/15/45	64,888
	886,000	4.750	05/15/46	803,292
	775,000	5.150	11/15/46	746,705
Rogers Communications, Inc.
	3,328,000	3.800	03/15/32	3,065,188
	300,000	4.500	03/15/42	265,305
T-Mobile USA, Inc.
	3,298,000	3.750	04/15/27	3,200,379
	425,000	4.750	02/01/28	423,347
	2,212,000	3.875	04/15/30	2,100,051
	1,055,000	2.875	02/15/31	929,086
	6,275,000	3.500	04/15/31	5,739,742
	1,975,000	5.200	01/15/33	2,023,486
	700,000	5.050	07/15/33	706,041
Verizon Communications, Inc.
	476,000	4.016	12/03/29	460,539
	475,000	3.150	03/22/30	434,506
	1,950,000	1.750	01/20/31	1,604,850
	2,800,000	2.550	03/21/31	2,414,776

				37,795,302

Transportation – 0.3%
Burlington Northern Santa Fe LLC
	425,000	6.150	05/01/37	477,266
	1,225,000	5.750 (a)	05/01/40	1,336,573
Union Pacific Corp.(a)
	275,000	3.550	08/15/39	236,363

				2,050,202

Trucking & Leasing(a)(b) – 0.4%
Penske Truck Leasing Co. LP/PTL Finance Corp.
	2,075,000	4.400	07/01/27	2,022,669
	525,000	5.875	11/15/27	536,807

				2,559,476

TOTAL CORPORATE OBLIGATIONS (Cost $606,578,818)				$592,749,943

Sovereign Debt Obligations – 1.6%
Euro – 0.3%
Mexico Government International Bonds(a)
EUR	130,000	1.350%	09/18/27	$ 133,973
	1,152,000	1.450	10/25/33	988,684

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
Euro – (continued)
Peru Government International Bonds(a)
EUR	100,000	1.250%		03/11/33	$ 86,424
Philippines Government International Bonds
	450,000	0.700		02/03/29	432,410
Romania Government International Bonds (b)
	90,000	2.124		07/16/31	78,981
	70,000	2.000		01/28/32	59,521

					1,779,993

Sovereign – 0.2%
Mexico Government International Bonds(a)
	$1,399,000	3.771		05/24/61	945,637
	440,000	3.750		04/19/71	292,600

					1,238,237

United States Dollar – 1.1%
Chile Government International Bonds
	150,000	3.625		10/30/42	121,183
	200,000	3.500	(a)	01/25/50	151,687
Export-Import Bank of Korea
	390,000	5.125		01/11/33	405,530
Hungary Government International Bonds
	830,000	6.125		05/22/28	863,333
Indonesia Government International Bonds(b)
	350,000	4.350		01/08/27	347,484
Mexico Government International Bonds(a)
	2,540,000	3.250		04/16/30	2,295,525
	802,000	3.500		02/12/34	678,442
Panama Government International Bonds(a)
	380,000	2.252		09/29/32	277,281
	650,000	6.853		03/28/54	606,937
	200,000	3.870		07/23/60	119,438
	390,000	4.500		01/19/63	254,841
Peru Government International Bonds(a)
	430,000	2.780		12/01/60	267,541
Philippines Government International Bonds
	210,000	2.650		12/10/45	148,444
Romania Government International Bonds
	160,000	3.000	(b)	02/27/27	148,800
	560,000	6.125		01/22/44	550,816

					7,237,282

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $12,249,049)					$ 10,255,512

Municipal Debt Obligations – 0.5%
California – 0.1%
California State GO Bonds Build America Taxable Series 2009
	$455,000	7.300%		10/01/39	$ 550,092

Illinois – 0.4%
Illinois State GO Bonds Build America Series 2010
	1,500,000	6.630		02/01/35	1,571,071
Illinois State GO Bonds Taxable-Pension Series 2003
	1,000,000	5.100		06/01/33	989,440

					2,560,511

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Debt Obligations – (continued)
Pennsylvania – 0.0%
Pennsylvania Commonwealth Financing Authority RB (Taxable) Series A
$335,000	2.991%	06/01/42	$ 258,746

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost $3,278,015)			$ 3,369,349

Shares	Dividend Rate		Value

Investment Company(d) – 1.1%
Goldman Sachs Financial Square Government Fund — Institutional Shares
6,898,348	5.248%		$ 6,898,348
(Cost $6,898,348)

TOTAL INVESTMENTS – 95.3% (Cost $629,004,230)			$613,273,152

OTHER ASSETS IN EXCESS OF LIABILITIES – 4.7%			30,246,119

NET ASSETS – 100.0%			$643,519,271

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on December 31, 2023.

(d)	Represents an affiliated Issuer.

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At December 31, 2023, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC	NZD	98,245	USD	60,200	03/20/24	$1,918
State Street Bank and Trust	GBP	15,761	USD	19,829	03/20/24	268
SEK		778,990	USD	74,477	03/20/24	3,003

TOTAL						$5,189

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

Barclays Bank PLC	USD	56,032	CHF	48,834	03/20/24	$(2,516)
State Street Bank and Trust	USD	1,631,944	EUR	1,503,581	02/14/24	(30,943)
USD		196,786	JPY	28,300,663	03/21/24	(6,508)

TOTAL						$(39,967)

FUTURES CONTRACTS — At December 31, 2023, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year U.S. Treasury Notes	92	03/19/24	$10,385,938	$(3,074)
20 Year U.S. Treasury Bonds	201	03/19/24	25,112,438	1,756,380
Ultra Long U.S. Treasury Bonds	463	03/19/24	61,853,906	4,838,633

Total				$6,591,939

Short position contracts:
2 Year U.S. Treasury Notes	(75)	03/28/24	(15,443,555)	(84,689)
5 Year U.S. Treasury Notes	(54)	03/28/24	(5,873,766)	(4,752)
Ultra 10-Year U.S. Treasury Note	(266)	03/19/24	(31,392,156)	(855,927)

Total				$(945,368)

TOTAL FUTURES CONTRACTS				$5,646,571

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At December 31, 2023, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)(a)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

12M SOFR(b)	3.730%(b)	11/28/27		$5,950	$68,350	$21,713	$46,637
2.680%(b)	12M SOFR(b)	07/28/32		7,520	189,605	69,102	120,503
12M SOFR(b)	4.306(b)	10/05/33		10,170	365,497	(809)	366,306
3.000(b)	6M EURO(c)	03/20/34	EUR	1,060	(55,962)	(52,214)	(3,748)
12M SOFR(b)	2.910(b)	07/28/37		$18,320	(400,745)	(214,114)	(186,631)
12M SOFR(b)	3.391(b)	05/10/38		19,730	(118,569)	(172,834)	54,265
2.080(b)	12M SOFR(b)	07/28/47		18,180	413,116	309,005	104,111
2.564(b)	12M SOFR(b)	05/11/53		16,790	178,473	136,262	42,211
3.613(b)	12M SOFR(b)	11/15/53		5,430	(234,336)	(36,010)	(198,326)
3.512(b)	12M SOFR(b)	11/29/53		1,890	(68,216)	(32,470)	(35,746)

TOTAL					$337,213	$27,631	$309,582

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2023.
(b)	Payments made annually.
(c)	Payments made semi-annually.

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at December 31, 2023(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
AT&T, Inc., 3.800%, 02/15/27	1.000%	0.606%	06/20/26	$2,375	$22,728	$21,751	$977
CDX.NA.IG Index 34	1.000	0.220	06/20/25	158,575	1,826,710	718,905	1,107,805
CDX.NA.IG Index 39	1.000	0.477	12/20/27	58,850	1,147,118	391,679	755,439
CDX.NA.IG Index 40	1.000	0.507	06/20/28	141,194	2,886,319	1,773,268	1,113,051
CDX.NA.IG Index 41	1.000	0.565	12/20/28	6,075	120,400	59,264	61,136
General Electric Co. 6.750%, 03/15/32	1.000	0.285	06/20/26	3,550	61,119	25,240	35,879
Nordstrom, Inc., 6.950%, 03/15/28	1.000	0.729	12/20/24	1,125	3,269	(7,098)	10,367
Nordstrom, Inc., 6.950%, 03/15/28	1.000	0.549	06/20/24	1,825	4,502	(829)	5,331
Republic of Indonesia, 5.875%, 01/15/25	1.000	0.701	12/20/28	1,990	27,362	13,034	14,328
Republic of Peru, 8.750%, 11/21/33	1.000	0.701	12/20/28	1,980	27,425	15,233	12,192
Republic of the Philippines, 10.625%, 03/16/25	1.000	0.624	12/20/28	1,730	29,882	13,430	16,452
The Boeing Co., 2.600%, 10/30/25	1.000	0.225	06/20/24	1,750	7,005	3,557	3,448
United Mexican States, 4.15%, 3/28/2027	1.000	0.880	12/20/28	2,000	11,480	(20,993)	32,473

TOTAL					$6,175,319	$3,006,441	$3,168,878

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

Currency Abbreviations:
CHF	— Swiss Franc
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
NZD	— New Zealand Dollar
SEK	— Swedish Krona
USD	— U.S. Dollar

Investment Abbreviations:
CMT	— Constant Maturity Treasury Indexes
GO	— General Obligation
ICE	— Inter-Continental Exchange
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
MSCI	— Morgan Stanley Capital International
PLC	— Public Limited Company
RB	— Revenue Bond
REIT	— Real Estate Investment Trust
SOFR	— Secured Overnight Financing Rate
USD	— US.Dollar

Abbreviations:
EURO	— Euro Offered Rate
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC
SOFR	— Secured Overnight Financing Rate

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated the Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under the Valuation Procedures and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include exchange-traded funds (“ETFs”) and other investment companies. Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Fund’s shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. Bank Loans — Bank loans (“Loans”) are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. Loans are arranged through private negotiations between the borrower and one or more financial institutions (“Lenders”). The Fund’s investments in Loans are in the form of either participations in Loans (“Participations”) or assignments of all or a portion of Loans from third parties (“Assignments”). With respect to Participations, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participations and only upon receipt by the Lender of the payments from the borrower. The Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement with respect to Participations. Conversely, assignments result in the Fund having a direct contractual relationship with the borrower, and the Fund may be permitted to enforce compliance by the borrower with the terms of the loan agreement.

ii. Commercial Paper — Commercial paper normally represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations, finance companies and other issuers. Commercial paper consists of direct U.S. dollar-denominated obligations of domestic or foreign issuers. Asset-backed commercial paper is issued by a special purpose entity that is organized to issue the commercial paper and to purchase trade receivables or other financial assets.

iii. Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

iv. Mortgage Dollar Rolls — Mortgage dollar rolls are transactions whereby a Fund sells mortgage-backed-securities and simultaneously contracts with the same counterparty to repurchase similar securities on a specified future date. During the settlement period, a Fund will not be entitled to accrue interest and receive principal payments on the securities sold. The Funds account for mortgage dollar roll transactions as purchases and sales and realize gains and losses on these transactions.

v. When-Issued Securities and Forward Commitments — When-issued securities, including TBA (“To Be Announced”) securities, are securities that are authorized but not yet issued in the market and purchased in order to secure what is considered to be an advantageous price or yield to a Fund. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of when-issued securities or forward commitments prior to settlement, which may result in a realized gain or loss. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on other investments. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked to market daily by using the outright forward rates or interpolating based upon maturity dates, where available. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii. Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, a Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement.

The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where a Fund bought credit protection.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM and GSAMI believes that such quotations do not accurately reflect fair value, the fair value of a Funds’ investments may be determined under the Valuation Procedures. GSAM and GSAMI, consistent with their procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of December 31, 2023:

EMERGING MARKETS CREDIT

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Corporate Obligations	$—	$32,142,416	$—
Sovereign Debt Obligations	—	2,044,686	—

Total	$—	$34,187,102	$—

Derivative Type

Assets(a)
Forward Foreign Currency Exchange Contracts	$—	$447,490	$—
Futures Contracts	132,587	—	—
Interest Rate Swap Contracts	—	363	—

Total	$132,587	$447,853	$—

Liabilities(a)
Forward Foreign Currency Exchange Contracts	$—	$(467,145)	$—
Futures Contracts	(21,407)	—	—
Interest Rate Swap Contracts	—	(4,445)	—

Total	$(21,407)	$(471,590)	$—

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

EMERGING MARKETS DEBT

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Sovereign Debt Obligations	$—	$305,602,890	$—
Corporate Obligations	—	103,881,721	—
Common Stock and/or Other Equity Investments(b)
Asia	—	74,136	—
Investment Companies	7,239,289	—	—

Total	$7,239,289	$409,558,747	$—

Derivative Type

Assets
Forward Foreign Currency Exchange Contracts(a)	$—	$4,024,981	$—
Futures Contracts(a)	893,726	—	—
Interest Rate Swap Contracts(a)	—	3,558,678	—
Credit Default Swap Contracts(a)	—	357,037	—
Purchased Option Contracts	—	478,696	—

Total	$893,726	$8,419,392	$—

Liabilities
Forward Foreign Currency Exchange Contracts(a)	$—	$(3,950,393)	$—
Futures Contracts(a)	(5,667)	—	—
Interest Rate Swap Contracts(a)	—	(3,494,389)	—
Credit Default Swap Contracts(a)	—	(336,977)	—
Written Option Contracts	—	(415,840)	—

Total	$(5,667)	$(8,197,599)	$—

HIGH YIELD

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Corporate Obligations	$—	$1,646,141,640	$—
Bank Loans	—	74,100,132	—
Securities Lending Reinvestment Vehicle	54,331,760	—	—
Common Stock and/or Other Equity Investments(b)
Europe	30,521	6,563,732	—
North America	4,050,515	1,288,499	—
Warrants	—	129,111	—
Exchange Traded Funds	22,042,093	—	—
Investment Companies	75,117,087	—	—
Short-term Investments	—	1,277,425	—

Total	$155,571,976	$1,729,500,539	$—

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

HIGH YIELD (continued)

Derivative Type	Level 1	Level 2	Level 3

Assets(a)
Forward Foreign Currency Exchange Contracts	$—	$13,511	$—
Futures Contracts	1,220,712	—	—
Interest Rate Swap Contracts	—	1,817,987	—
Credit Default Swap Contracts	—	1,305,291	—

Total	$1,220,712	$3,136,789	$—

Liabilities(a)
Forward Foreign Currency Exchange Contracts	$—	$(1,887,171)	$—
Futures Contracts	(230,107)	—	—
Interest Rate Swap Contracts	—	(880,622)	—

Total	$(230,107)	$(2,767,793)	$—

HIGH YIELD FLOATING RATE

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Bank Loans	$—	$1,666,762,785	$14,270,255
Corporate Obligations	—	116,926,009	—
Asset-Backed Securities	—	30,156,504	—
Securities Lending Reinvestment Vehicle	27,463,313	—	—
Common Stock and/or Other Equity Investments(b)
Europe	—	3,705,037	—
North America	3,501,345	954,100	1,628
Warrants	—	1,062,506	1,627
Exchange Traded Funds	44,538,884	—	—
Investment Companies	49,302,399	—	—

Total	$124,805,941	$1,819,566,941	$14,273,510

Derivative Type

Liabilities(a)
Forward Foreign Currency Exchange Contracts	$—	$(1,417,034)	$—
Futures Contracts	(1,523,366)	—	—

Total	$(1,523,366)	$(1,417,034)	$—

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

INVESTMENT GRADE CREDIT

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Corporate Obligations	$—	$592,749,943	$—
Sovereign Debt Obligations	—	10,255,512	—
Municipal Debt Obligations	—	3,369,349	—
Investment Companies	6,898,348	—	—

Total	$6,898,348	$606,374,804	$—

Derivative Type

Assets(a)
Forward Foreign Currency Exchange Contracts	$—	$5,189	$—
Futures Contracts	6,595,013	—	—
Interest Rate Swap Contracts	—	734,033	—
Credit Default Swap Contracts	—	3,168,878	—

Total	$6,595,013	$3,908,100	$—

Liabilities(a)
Forward Foreign Currency Exchange Contracts	$—	$(39,967)	$—
Futures Contracts	(948,442)	—	—
Interest Rate Swap Contracts	—	(424,451)	—

Total	$(948,442)	$(464,418)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.
(b)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Fund utilizes fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

For further information regarding security characteristics, see the Schedules of Investments.

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives and other similar instruments (collectively referred to in this paragraph as “derivatives”) may result in loss, including due to adverse market movements. Derivatives, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other assets and instruments, may increase market exposure and be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying assets or instruments may produce disproportionate losses to the Funds. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not, or lacks the capacity or authority to, fulfill its contractual obligations, liquidity risk, which includes the risk that the Funds will not be able to exit the derivative when it is advantageous to do so, and risks arising from margin requirements, which include the risk that the Funds will be required to pay additional margin or set aside additional collateral to maintain open derivative positions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Floating and Variable Rate Obligations Risk — Floating rate and variable rate obligations are debt instruments issued by companies or other entities with interest rates that reset periodically (typically daily, monthly, quarterly, or semiannually) in response to changes in the market rate of interest on which the interest rate is based. Such market rates are generally the Secured Overnight Financing Rate, (“SOFR”), a term SOFR rate published by CME Group Benchmark Administration Limited (CBA) calculated using certain derivatives markets (“Term SOFR”), the Prime Rate of a designated U.S. bank, the Federal Funds Rate, or another base lending rate used by commercial lenders. For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit a Fund, depending on the interest rate environment or other circumstances. In a rising interest rate environment, for example, a floating or variable rate obligation that does not reset immediately would prevent a Fund from taking full advantage of rising interest rates in a timely manner. However, in a declining interest rate environment, a Fund may benefit from a lag due to an obligation’s interest rate payment not being immediately impacted by a decline in interest rates.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.

Foreign Custody Risk — The Funds invest Fund invests in foreign securities, and as such the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by a Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. Changing interest rates may have unpredictable effects on the markets, may result in heightened market volatility and may detract from Fund performance. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates. Funds with longer average portfolio durations will generally be more sensitive to changes in interest rates than funds with a shorter average portfolio duration. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds. A sudden or unpredictable increase in interest rates may cause volatility in the market and may decrease the liquidity of a Fund’s investments, which would make it harder for the Fund to sell its investments at an advantageous time.

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Investments in Other Investment Companies Risk — As a shareholder of another investment company, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Leverage Risk — Leverage creates exposure to potential gains and losses in excess of the initial amount invested. Borrowing and the use of derivatives may result in leverage and may make a Fund more volatile. When a Fund uses leverage, the sum of that Fund’s investment exposure may significantly exceed the amount of assets invested in the Fund, although these exposures may vary over time. Relatively small market movements may result in large changes in the value of a leveraged investment. The use of leverage may cause a Fund to liquidate portfolio positions to satisfy its obligations when it may not be advantageous to do so. The use of leverage by a Fund can substantially increase the adverse impact to which the Fund’s investment portfolio may be subject.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, declining prices of the securities sold, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect a Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with the Funds’ investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Loan-Related Investments Risk — In addition to risks generally associated with debt investments (e.g., interest rate risk and default risk), loan-related investments such as loan participations and assignments are subject to other risks. Although a loan obligation may be fully collateralized at the time of acquisition, the collateral may decline in value, be or become illiquid or less liquid, or lose all or substantially all of its value subsequent to investment. Many loan investments are subject to legal or contractual restrictions on resale and certain loan investments may be or become illiquid or less liquid and more difficult to value, particularly in the event of a downgrade of the loan or the borrower. There is less readily available, reliable information about most loan investments than is the case for many other types of securities. Substantial increases in interest rates may cause an increase in loan obligation defaults. With respect to loan participations, the Fund may not always have direct recourse against a borrower if the borrower fails to pay scheduled principal and/or interest; may be subject to greater delays, expenses and risks than if the Fund had purchased a direct obligation of the borrower; and may be regarded as the creditor of the agent lender (rather than the borrower), subjecting the Fund to the creditworthiness of that lender as well. Investors in loans, such as the Fund, may not be entitled to rely on the anti-fraud protections of the federal securities laws, although they may be entitled to certain contractual remedies. The market for loan obligations may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods.

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Because transactions in many loans are subject to extended trade settlement periods, the Fund may not receive the proceeds from the sale of a loan for a period after the sale. As a result, sale proceeds related to the sale of loans may not be available to make additional investments or to meet the Fund’s redemption obligations for a period after the sale of the loans, and, as a result, the Fund may have to sell other investments or engage in borrowing transactions, such as borrowing from its credit facility, if necessary to raise cash to meet its obligations.

Senior Loans hold the most senior position in the capital structure of a business entity, and are typically secured with specific collateral, but are nevertheless usually rated below investment grade. Because Second Lien Loans are subordinated or unsecured and thus lower in priority of payment to Senior Loans, they are subject to the additional risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the borrower. Second Lien Loans generally have greater price volatility than Senior Loans and may be less liquid.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which a Fund has unsettled or open transactions defaults.

Non-Diversification Risk — Local Emerging Markets Debt Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Non-Investment Grade Fixed Income Securities Risk — Non-investment grade fixed income securities and unrated securities of comparable credit quality (commonly known as “junk bonds”) are considered speculative and are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. These securities may be subject to greater price volatility due to such factors as specific issuer developments, interest rate sensitivity, negative perceptions of the junk bond markets generally and less liquidity. The Fund may purchase the securities of issuers that are in default.